UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2021 Fund
Fidelity® Municipal Income 2023 Fund
Fidelity® Municipal Income 2025 Fund

Semi-Annual Report

December 31, 2019

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
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Contents

Fidelity® Municipal Income 2021 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2019

% of fund's net assets
New Jersey	16.8
Illinois	9.5
Texas	9.4
Michigan	9.1
Nevada	7.0

Top Five Sectors as of December 31, 2019

% of fund's net assets
Health Care	24.1
General Obligations	23.3
Transportation	18.6
Education	8.2
Electric Utilities	6.3

Quality Diversification (% of fund's net assets)

As of December 31, 2019
AAA	1.9%
AA,A	67.6%
BBB	20.1%
BB and Below	1.4%
Not Rated	6.1%
Short-Term Investments and Net Other Assets	2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Alabama - 3.1%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,035,190
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	516,180

TOTAL ALABAMA		1,551,370

Arizona - 3.8%
Glendale Gen. Oblig. Series 2017, 5% 7/1/21	250,000	264,375
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,055,660
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	317,019
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	256,975

TOTAL ARIZONA		1,894,029

California - 2.8%
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	225,000	237,350
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2011 C, 5% 5/1/21 (a)	500,000	524,810
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	632,652

TOTAL CALIFORNIA		1,394,812

Connecticut - 2.6%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	525,950
Connecticut Health & Edl. Facilities Auth. Rev.:
Series K1, 5% 7/1/21	$500,000	$525,155
Series K3, 5% 7/1/21	210,000	220,534

TOTAL CONNECTICUT		1,271,639

Florida - 6.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	528,750
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	449,110
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	793,238
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,052,860
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	344,718

TOTAL FLORIDA		3,168,676

Georgia - 2.1%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	259,667
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	714,724
Series 2011 B, 5% 1/1/21	85,000	88,046

TOTAL GEORGIA		1,062,437

Illinois - 9.5%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	415,021
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	209,648
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	557,408
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys.) Series 2018 A, 5% 5/15/21	300,000	314,982
Series 2016 C, 5% 2/15/21	1,035,000	1,078,605
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	518,645
Series 2013, 5% 7/1/21	510,000	533,649
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,039,460
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	52,783

TOTAL ILLINOIS		4,720,201

Indiana - 2.9%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	207,612
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/21 (a)	500,000	518,726
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	264,153
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	317,478
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	103,809

TOTAL INDIANA		1,411,778

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	103,968
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	263,338
Michigan - 9.1%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	524,470
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	212,344
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	534,865
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,052,280
Series 2015 D1, 5% 7/1/21	500,000	527,905
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	315,900
Milan Area Schools Series 2019, 5% 5/1/21	305,000	319,966
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	231,275
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	786,803

TOTAL MICHIGAN		4,505,808

Minnesota - 1.5%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	414,456
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	329,736

TOTAL MINNESOTA		744,192

Nevada - 7.0%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,878,741
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	263,758
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	314,340

TOTAL NEVADA		3,456,839

New Jersey - 16.8%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	733,892
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	675,090
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	975,510
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100)	325,000	340,327
Series 2015 XX:
5% 6/15/21	1,000,000	1,051,640
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	949,725
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	568,982
Series 2013 A, 5% 7/1/21	100,000	105,520
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	516,671
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,055,810
Series 2017 A, 5% 7/1/21	170,000	179,853
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/21	250,000	261,978
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,091
Series 2011 B, 5% 6/15/21	750,000	788,730

TOTAL NEW JERSEY		8,307,819

New York - 3.5%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	527,440
New York Dorm. Auth. Revs.:
Series 2014, 5% 7/1/21	325,000	343,785
Series 2019 A, 5% 5/1/21	500,000	525,015
Series 2020 A, 5% 7/1/21 (b)	100,000	104,525
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	211,838

TOTAL NEW YORK		1,712,603

Ohio - 2.1%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,052,280
Oregon - 1.9%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21	230,000	237,300
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	686,075

TOTAL OREGON		923,375

Pennsylvania - 4.3%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	399,597
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	703,406
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	520,295
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	526,210

TOTAL PENNSYLVANIA		2,149,508

Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	343,736
South Carolina - 1.5%
Horry County School District Series 2011, 5% 3/1/21	700,000	731,486
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	269,387
Tennessee - 1.0%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	514,025
Texas - 9.4%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	264,548
5% 7/15/21	750,000	793,643
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/21	250,000	264,375
Series 2018 C, 5% 7/1/21 (a)	1,000,000	1,056,880
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	415,576
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	528,060
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	529,566
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	74,211
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	211,680
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	527,290

TOTAL TEXAS		4,665,829

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	115,810
Washington - 2.3%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	249,183
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	700,485
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	196,236

TOTAL WASHINGTON		1,145,904

Wisconsin - 1.4%
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	105,199
Series 2014, 5% 5/1/21	540,000	562,772

TOTAL WISCONSIN		667,971

TOTAL MUNICIPAL BONDS
(Cost $47,353,232)		48,148,820
	Shares	Value

Money Market Funds - 1.4%
Fidelity Municipal Cash Central Fund 1.65% (c)(d)
(Cost $714,000)	713,929	714,000
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $48,067,232)		48,862,820
NET OTHER ASSETS (LIABILITIES) - 1.5%		732,705
NET ASSETS - 100%		$49,595,525

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$3,532
Total	$3,532

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$48,148,820	$--	$48,148,820	$--
Money Market Funds	714,000	714,000	--	--
Total Investments in Securities:	$48,862,820	$714,000	$48,148,820	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	24.1%
General Obligations	23.3%
Transportation	18.6%
Education	8.2%
Electric Utilities	6.3%
Escrowed/Pre-Refunded	6.3%
Others* (Individually Less Than 5%)	13.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $47,353,232)	$48,148,820
Fidelity Central Funds (cost $714,000)	714,000
Total Investment in Securities (cost $48,067,232)		$48,862,820
Cash		100,228
Interest receivable		781,605
Distributions receivable from Fidelity Central Funds		858
Other receivables		49
Total assets		49,745,560
Liabilities
Payable for investments purchased on a delayed delivery basis	$104,258
Payable for fund shares redeemed	6,706
Distributions payable	21,499
Accrued management fee	12,424
Distribution and service plan fees payable	1,007
Other affiliated payables	4,141
Total liabilities		150,035
Net Assets		$49,595,525
Net Assets consist of:
Paid in capital		$48,762,283
Total accumulated earnings (loss)		833,242
Net Assets		$49,595,525
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,879,379 ÷ 452,043 shares)(a)		$10.79
Maximum offering price per share (100/97.25 of $10.79)		$11.10
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($34,448,053 ÷ 3,191,474 shares)		$10.79
Class I:
Net Asset Value, offering price and redemption price per share ($10,268,093 ÷ 951,298 shares)		$10.79

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2019 (Unaudited)
Investment Income
Interest		$637,075
Income from Fidelity Central Funds		3,530
Total income		640,605
Expenses
Management fee	$76,918
Transfer agent fees	25,639
Distribution and service plan fees	6,526
Independent trustees' fees and expenses	112
Commitment fees	65
Total expenses before reductions	109,260
Expense reductions	(68)
Total expenses after reductions		109,192
Net investment income (loss)		531,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	125,283
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		125,285
Change in net unrealized appreciation (depreciation) on investment securities		(213,878)
Net gain (loss)		(88,593)
Net increase (decrease) in net assets resulting from operations		$442,820

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$531,413	$1,199,729
Net realized gain (loss)	125,285	5,600
Change in net unrealized appreciation (depreciation)	(213,878)	369,094
Net increase (decrease) in net assets resulting from operations	442,820	1,574,423
Distributions to shareholders	(585,939)	(1,199,701)
Share transactions - net increase (decrease)	(3,002,415)	(11,091,460)
Total increase (decrease) in net assets	(3,145,534)	(10,716,738)
Net Assets
Beginning of period	52,741,059	63,457,797
End of period	$49,595,525	$52,741,059

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2021 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$10.74	$10.93	$11.19	$10.83	$10.86
Income from Investment Operations
Net investment income (loss)A	.100	.196	.186	.188	.204	.221
Net realized and unrealized gain (loss)	(.028)	.090	(.191)	(.238)	.376	(.016)
Total from investment operations	.072	.286	(.005)	(.050)	.580	.205
Distributions from net investment income	(.100)	(.196)	(.185)	(.188)	(.205)	(.221)
Distributions from net realized gain	(.012)	–	–	(.022)	(.015)	(.014)
Total distributions	(.112)	(.196)	(.185)	(.210)	(.220)	(.235)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$10.79	$10.83	$10.74	$10.93	$11.19	$10.83
Total ReturnC,D,E	.67%	2.69%	(.04)%	(.44)%	5.40%	1.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.84%H	1.82%	1.71%	1.71%	1.85%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$4,879	$5,435	$7,399	$11,790	$11,915	$10,191
Portfolio turnover rateI	3%H	3%	8%	14%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$10.74	$10.93	$11.19	$10.83	$10.86
Income from Investment Operations
Net investment income (loss)A	.114	.222	.212	.215	.231	.248
Net realized and unrealized gain (loss)	(.029)	.091	(.190)	(.238)	.376	(.016)
Total from investment operations	.085	.313	.022	(.023)	.607	.232
Distributions from net investment income	(.113)	(.223)	(.212)	(.215)	(.232)	(.248)
Distributions from net realized gain	(.012)	–	–	(.022)	(.015)	(.014)
Total distributions	(.125)	(.223)	(.212)	(.237)	(.247)	(.262)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$10.79	$10.83	$10.74	$10.93	$11.19	$10.83
Total ReturnC,D	.79%	2.95%	.21%	(.19)%	5.67%	2.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.09%G	2.07%	1.96%	1.96%	2.10%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$34,448	$34,247	$33,746	$36,809	$35,297	$24,594
Portfolio turnover rateH	3%G	3%	8%	14%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$10.74	$10.93	$11.19	$10.83	$10.86
Income from Investment Operations
Net investment income (loss)A	.114	.222	.212	.215	.231	.247
Net realized and unrealized gain (loss)	(.029)	.091	(.190)	(.238)	.376	(.015)
Total from investment operations	.085	.313	.022	(.023)	.607	.232
Distributions from net investment income	(.113)	(.223)	(.212)	(.215)	(.232)	(.248)
Distributions from net realized gain	(.012)	–	–	(.022)	(.015)	(.014)
Total distributions	(.125)	(.223)	(.212)	(.237)	(.247)	(.262)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$10.79	$10.83	$10.74	$10.93	$11.19	$10.83
Total ReturnC,D	.79%	2.95%	.21%	(.19)%	5.67%	2.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.09%G	2.07%	1.96%	1.96%	2.10%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$10,268	$13,060	$22,313	$19,120	$18,771	$15,758
Portfolio turnover rateH	3%G	3%	8%	14%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2019

% of fund's net assets
Illinois	15.7
Florida	10.4
Ohio	7.5
New Jersey	6.6
Pennsylvania	5.4

Top Five Sectors as of December 31, 2019

% of fund's net assets
General Obligations	29.6
Health Care	22.6
Transportation	18.4
Electric Utilities	8.1
Education	7.1

Quality Diversification (% of fund's net assets)

As of December 31, 2019
AAA	0.4%
AA,A	79.7%
BBB	14.7%
BB and Below	2.7%
Not Rated	0.9%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Alabama - 1.8%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$553,225
Series 2016 B, 5% 3/1/23	100,000	110,645

TOTAL ALABAMA		663,870

Arizona - 3.7%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/23	200,000	228,116
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	352,008
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	507,101
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	281,723

TOTAL ARIZONA		1,368,948

California - 1.8%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	134,712
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (a)	120,000	134,779
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	188,246
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	224,212

TOTAL CALIFORNIA		681,949

Colorado - 1.5%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (b)	200,000	207,086
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	225,516
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	112,865

TOTAL COLORADO		545,467

Connecticut - 3.2%
Connecticut Gen. Oblig.:
Series 2018 C, 5% 6/15/23	200,000	225,214
Series 2019 A, 5% 4/15/23	200,000	224,050
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2011 A, 4% 7/1/23	65,000	67,584
Series K1, 5% 7/1/23	500,000	553,850
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	111,170

TOTAL CONNECTICUT		1,181,868

Florida - 10.4%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	282,455
Series 2015 B, 5% 7/1/23	45,000	50,842
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	561,985
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	310,998
Hillsborough County Aviation Auth. Rev. Series 2018 E, 5% 10/1/23 (a)	450,000	511,133
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	559,155
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	217,276
Series 2014 B, 5% 7/1/23	90,000	100,830
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	33,644
Series 2015 D, 5% 2/1/23	650,000	723,281
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	163,399
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A, 5% 7/1/23	300,000	339,057

TOTAL FLORIDA		3,854,055

Georgia - 1.5%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (b)	300,000	309,600
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	232,149

TOTAL GEORGIA		541,749

Illinois - 15.7%
Chicago Midway Arpt. Rev. Series 2013 B, 5% 1/1/23	400,000	443,556
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	221,404
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	554,740
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	557,860
Series 2019, 5% 4/1/23	500,000	558,260
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	322,889
Series 2014, 5% 2/1/23	250,000	270,995
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	566,513
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	91,307
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	890,062
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	549,520
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	131,272
Series 2002:
5.7% 6/15/23	45,000	50,644
5.7% 6/15/23 (Escrowed to Maturity)	45,000	51,890
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	559,330

TOTAL ILLINOIS		5,820,242

Indiana - 2.2%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	282,960
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (a)	500,000	552,270

TOTAL INDIANA		835,230

Louisiana - 1.7%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	45,000	45,285
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	600,491

TOTAL LOUISIANA		645,776

Maine - 0.6%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23	200,000	206,748
Massachusetts - 3.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	57,567
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	258,009
Series 2019 A, 5% 7/1/23	200,000	223,124
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (a)	500,000	562,165

TOTAL MASSACHUSETTS		1,100,865

Michigan - 4.6%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	56,771
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	438,064
Milan Area Schools Series 2019, 5% 5/1/23	590,000	660,635
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	562,295

TOTAL MICHIGAN		1,717,765

Minnesota - 0.7%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	277,463
Nevada - 4.5%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (a)	1,000,000	1,123,962
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	123,231
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	424,920

TOTAL NEVADA		1,672,113

New Jersey - 6.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	276,338
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	607,112
Series 2015 XX, 5% 6/15/23	250,000	278,200
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	112,324
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	225,598
Series 2013, 5% 7/1/23	200,000	225,670
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	266,316
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	284,918
Rutgers State Univ. Rev. Series Q, 5% 5/1/23 (c)	150,000	167,945

TOTAL NEW JERSEY		2,444,421

New York - 5.3%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	113,645
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	391,608
Series 2014 B, 5% 7/1/23	285,000	318,881
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	594,740
New York Dorm. Auth. Sales Tax Rev. Series 2018 F, 5% 3/15/23 (a)	175,000	195,769
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	339,057

TOTAL NEW YORK		1,953,700

Ohio - 7.5%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	556,785
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	435,972
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	500,000	558,420
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	110,985
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	222,162
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/23	300,000	332,853
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	561,465

TOTAL OHIO		2,778,642

Oregon - 1.5%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	268,375
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	280,810

TOTAL OREGON		549,185

Pennsylvania - 5.4%
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23 (c)	200,000	221,254
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	350,370
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	112,506
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	280,233
Series 2014, 5% 7/1/23	500,000	564,910
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	113,202
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	379,984

TOTAL PENNSYLVANIA		2,022,459

Rhode Island - 0.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	278,685
South Carolina - 0.3%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (a)	100,000	112,433
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	168,978
Tennessee - 1.4%
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	500,000	535,195
Texas - 3.9%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	280,878
Series 2015 D, 5% 5/15/23	500,000	562,465
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	333,792
Series 2015 B, 5% 1/1/23	250,000	278,160

TOTAL TEXAS		1,455,295

Virginia - 1.4%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(b)	200,000	205,390
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	224,492
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	100,000	101,287

TOTAL VIRGINIA		531,169

Washington - 4.1%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	280,810
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	336,132
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	329,250
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	152,702
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	426,417

TOTAL WASHINGTON		1,525,311

Wisconsin - 2.9%
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	561,075
Series 2018, 5% 4/1/23	450,000	504,419

TOTAL WISCONSIN		1,065,494

TOTAL MUNICIPAL BONDS
(Cost $35,301,935)		36,535,075
	Shares	Value

Money Market Funds - 1.2%
Fidelity Municipal Cash Central Fund 1.65% (d)(e)
(Cost $453,000)	452,955	453,000
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $35,754,935)		36,988,075
NET OTHER ASSETS (LIABILITIES) - 0.4%		158,316
NET ASSETS - 100%		$37,146,391

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$2,640
Total	$2,640

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$36,535,075	$--	$36,535,075	$--
Money Market Funds	453,000	453,000	--	--
Total Investments in Securities:	$36,988,075	$453,000	$36,535,075	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	29.6%
Health Care	22.6%
Transportation	18.4%
Electric Utilities	8.1%
Education	7.1%
Special Tax	5.7%
Others* (Individually Less Than 5%)	8.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $35,301,935)	$36,535,075
Fidelity Central Funds (cost $453,000)	453,000
Total Investment in Securities (cost $35,754,935)		$36,988,075
Cash		87,338
Interest receivable		493,456
Distributions receivable from Fidelity Central Funds		488
Other receivables		54
Total assets		37,569,411
Liabilities
Payable for investments purchased on a delayed delivery basis	$385,227
Payable for fund shares redeemed	5,350
Distributions payable	19,516
Accrued management fee	9,286
Distribution and service plan fees payable	544
Other affiliated payables	3,097
Total liabilities		423,020
Net Assets		$37,146,391
Net Assets consist of:
Paid in capital		$36,071,721
Total accumulated earnings (loss)		1,074,670
Net Assets		$37,146,391
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,612,693 ÷ 251,618 shares)(a)		$10.38
Maximum offering price per share (100/97.25 of $10.38)		$10.67
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($24,481,423 ÷ 2,357,823 shares)		$10.38
Class I:
Net Asset Value, offering price and redemption price per share ($10,052,275 ÷ 968,107 shares)		$10.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2019 (Unaudited)
Investment Income
Interest		$444,249
Income from Fidelity Central Funds		2,635
Total income		446,884
Expenses
Management fee	$54,459
Transfer agent fees	18,153
Distribution and service plan fees	3,220
Independent trustees' fees and expenses	76
Commitment fees	43
Total expenses before reductions	75,951
Expense reductions	(70)
Total expenses after reductions		75,881
Net investment income (loss)		371,003
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		5
Change in net unrealized appreciation (depreciation) on investment securities		142,904
Net gain (loss)		142,909
Net increase (decrease) in net assets resulting from operations		$513,912

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$371,003	$708,689
Net realized gain (loss)	5	(99,128)
Change in net unrealized appreciation (depreciation)	142,904	903,086
Net increase (decrease) in net assets resulting from operations	513,912	1,512,647
Distributions to shareholders	(370,561)	(707,889)
Share transactions - net increase (decrease)	1,909,490	(928,306)
Total increase (decrease) in net assets	2,052,841	(123,548)
Net Assets
Beginning of period	35,093,550	35,217,098
End of period	$37,146,391	$35,093,550

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2023 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.08	$10.25	$10.54	$9.95	$9.90
Income from Investment Operations
Net investment income (loss)A	.094	.189	.175	.183	.177	.202
Net realized and unrealized gain (loss)	.040	.259	(.171)	(.272)	.596	.050
Total from investment operations	.134	.448	.004	(.089)	.773	.252
Distributions from net investment income	(.094)	(.188)	(.174)	(.184)	(.183)	(.202)
Distributions from net realized gain	–	–	–	(.017)	–	–
Total distributions	(.094)	(.188)	(.174)	(.201)	(.183)	(.202)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$10.38	$10.34	$10.08	$10.25	$10.54	$9.95
Total ReturnC,D,E	1.30%	4.50%	.04%	(.83)%	7.84%	2.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%H	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.80%H	1.86%	1.71%	1.78%	1.74%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,613	$2,487	$2,390	$3,352	$5,000	$4,724
Portfolio turnover rateI	- %H	18%	12%	8%	19%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.08	$10.24	$10.54	$9.95	$9.90
Income from Investment Operations
Net investment income (loss)A	.107	.214	.199	.209	.204	.227
Net realized and unrealized gain (loss)	.040	.260	(.159)	(.283)	.594	.050
Total from investment operations	.147	.474	.040	(.074)	.798	.277
Distributions from net investment income	(.107)	(.214)	(.200)	(.209)	(.208)	(.227)
Distributions from net realized gain	–	–	–	(.017)	–	–
Total distributions	(.107)	(.214)	(.200)	(.226)	(.208)	(.227)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$10.38	$10.34	$10.08	$10.24	$10.54	$9.95
Total ReturnC,D	1.43%	4.76%	.39%	(.68)%	8.11%	2.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.05%G	2.11%	1.96%	2.03%	1.99%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$24,481	$23,223	$18,883	$14,238	$18,465	$11,424
Portfolio turnover rateH	- %G	18%	12%	8%	19%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.08	$10.24	$10.54	$9.95	$9.90
Income from Investment Operations
Net investment income (loss)A	.107	.213	.199	.209	.204	.227
Net realized and unrealized gain (loss)	.040	.261	(.159)	(.283)	.594	.050
Total from investment operations	.147	.474	.040	(.074)	.798	.277
Distributions from net investment income	(.107)	(.214)	(.200)	(.209)	(.208)	(.227)
Distributions from net realized gain	–	–	–	(.017)	–	–
Total distributions	(.107)	(.214)	(.200)	(.226)	(.208)	(.227)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$10.38	$10.34	$10.08	$10.24	$10.54	$9.95
Total ReturnC,D	1.43%	4.76%	.39%	(.68)%	8.11%	2.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.05%G	2.11%	1.96%	2.03%	1.99%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$10,052	$9,384	$13,944	$11,649	$15,112	$7,913
Portfolio turnover rateH	- %G	18%	12%	8%	19%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2019

% of fund's net assets
Illinois	13.4
Pennsylvania	8.9
Florida	8.2
Massachusetts	7.8
Connecticut	6.4

Top Five Sectors as of December 31, 2019

% of fund's net assets
Health Care	27.7
Transportation	24.5
General Obligations	23.0
Education	16.8
Special Tax	3.9

Quality Diversification (% of fund's net assets)

As of December 31, 2019
AAA	0.9%
AA,A	75.3%
BBB	19.5%
BB and Below	2.1%
Not Rated	1.7%
Short-Term Investments and Net Other Assets	0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount	Value
Alabama - 0.4%
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	112,423
Arizona - 4.8%
Glendale Gen. Oblig. Series 2017, 5% 7/1/25	250,000	299,723
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	89,917
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$296,508
Series 2017 B, 5% 7/1/25	250,000	300,165
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	300,165

TOTAL ARIZONA		1,286,478

California - 3.8%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25	410,000	482,008
Poway Unified School District Series 2009, 0% 8/1/25	90,000	82,306
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	177,905
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	294,195

TOTAL CALIFORNIA		1,036,414

Colorado - 0.7%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	180,670
Connecticut - 6.4%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	207,832
Series 2016 D, 5% 8/15/25	330,000	393,535
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	47,441
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	472,792
Series K1, 5% 7/1/25	280,000	324,075
Series K3, 5% 7/1/25	200,000	231,368
Series N, 5% 7/1/25	50,000	58,667

TOTAL CONNECTICUT		1,735,710

District Of Columbia - 2.7%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	88,541
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2020 A, 5% 10/1/25 (a)(b)	300,000	349,524
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	299,575

TOTAL DISTRICT OF COLUMBIA		737,640

Florida - 8.2%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	594,185
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/25 (a)	300,000	357,057
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/25	250,000	298,258
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	510,328
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	60,105
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	47,698
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	238,984
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	117,967

TOTAL FLORIDA		2,224,582

Georgia - 0.8%
Atlanta Arpt. Rev. Series 2019 B:
5% 7/1/25 (a)	50,000	59,302
5% 7/1/25	125,000	149,861

TOTAL GEORGIA		209,163

Illinois - 13.4%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/25	200,000	226,016
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	117,022
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	291,645
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	230,000	267,147
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	166,963
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	238,604
Series 2016, 5% 5/15/25	250,000	293,735
Series 2019, 5% 9/1/25	200,000	231,336
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	200,000	221,628
Series 2017 D, 5% 11/1/25	25,000	28,234
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	113,050
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	167,986
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	240,408
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	365,000	430,762
Will County Cmnty. Unit School District #365-U Series 2012, 0% 11/1/25	675,000	600,271

TOTAL ILLINOIS		3,634,807

Indiana - 0.3%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (c)	55,000	56,975
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	29,786

TOTAL INDIANA		86,761

Kentucky - 1.7%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	118,837
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	352,611

TOTAL KENTUCKY		471,448

Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	115,976
Maine - 3.4%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25	265,000	290,914
Series 2017 A, 4% 7/1/25	465,000	523,376
Series 2017 B, 4% 7/1/25	100,000	112,554

TOTAL MAINE		926,844

Maryland - 1.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	178,167
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 2.5% 11/1/24	250,000	250,068

TOTAL MARYLAND		428,235

Massachusetts - 7.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	289,060
(Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/25	130,000	147,346
Bonds Series 2017 A2, 5%, tender 1/30/25 (c)	10,000	11,807
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	177,818
Series 2019 K, 5% 7/1/25	50,000	59,273
Series 2019, 5% 7/1/25	170,000	200,544
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	292,905
Massachusetts Port Auth. Rev.:
Series 2017 A, 5% 7/1/25 (a)	500,000	592,145
Series 2019 C, 5% 7/1/25 (a)	300,000	355,287

TOTAL MASSACHUSETTS		2,126,185

Michigan - 3.2%
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	177,210
Milan Area Schools Series 2019, 5% 5/1/25	355,000	419,706
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	280,060

TOTAL MICHIGAN		876,976

Missouri - 4.0%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	370,000	443,371
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	294,918
Series 2019 C, 5% 7/1/25	290,000	346,657

TOTAL MISSOURI		1,084,946

Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	71,257
New Hampshire - 1.1%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	59,275
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	240,132

TOTAL NEW HAMPSHIRE		299,407

New Jersey - 5.3%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	231,490
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	289,363
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	124,656
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,634
Series 2016 E, 5% 7/1/25	50,000	59,128
New Jersey Health Care Facilities Fing. Auth. Rev.:
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	465,228
Series 2016 A, 5% 7/1/25	100,000	119,420
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/25	20,000	23,303
New Jersey Trans. Trust Fund Auth.:
Series 2016 A, 5% 6/15/25	40,000	46,862
Series AA, 5% 6/15/25	50,000	57,873

TOTAL NEW JERSEY		1,434,957

New York - 1.7%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	35,703
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (a)	255,000	297,478
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	116,933
Series 2018, 5% 1/1/25	15,000	17,334

TOTAL NEW YORK		467,448

Ohio - 4.3%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	178,484
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	164,801
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	233,858
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	238,022
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	220,605
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	116,108

TOTAL OHIO		1,151,878

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/25	25,000	29,181
Oregon - 2.7%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	221,154
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (a)	420,000	497,158

TOTAL OREGON		718,312

Pennsylvania - 8.9%
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	20,000	23,318
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	118,558
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/25 (b)	200,000	233,098
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	141,541
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	143,833
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	129,626
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/25	360,000	426,344
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	58,438
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/25	200,000	235,934
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	200,000	235,218
Series 2015 AQ, 5% 6/15/25	200,000	237,290
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	23,662
Series 2018 A, 5% 9/1/25	50,000	59,154
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	356,454

TOTAL PENNSYLVANIA		2,422,468

Tennessee - 2.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	294,033
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	17,437
Series 2017, 5% 4/1/25	265,000	305,256

TOTAL TENNESSEE		616,726

Texas - 1.8%
Dallas County Gen. Oblig. Series 2016, 5% 8/15/25	200,000	240,662
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (a)	200,000	237,206

TOTAL TEXAS		477,868

Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (a)	30,000	35,390
Vermont - 0.5%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/25 (a)	105,000	122,004
Washington - 2.0%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (a)	465,000	548,449
Wisconsin - 4.9%
Wisconsin Gen. Oblig. Series 2016 B, 5% 5/1/25	850,000	1,018,922
Wisconsin Health & Edl. Facilities Series 2017 A:
5% 4/1/25	155,000	183,298
5% 9/1/25	100,000	115,321

TOTAL WISCONSIN		1,317,541

TOTAL MUNICIPAL BONDS
(Cost $26,027,634)		26,988,144
	Shares	Value

Money Market Funds - 0.8%
Fidelity Municipal Cash Central Fund 1.65% (d)(e)
(Cost $207,000)	206,979	207,000
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $26,234,634)		27,195,144
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(95,128)
NET ASSETS - 100%		$27,100,016

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,193
Total	$1,193

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$26,988,144	$--	$26,988,144	$--
Money Market Funds	207,000	207,000	--	--
Total Investments in Securities:	$27,195,144	$207,000	$26,988,144	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	27.7%
Transportation	24.5%
General Obligations	23.0%
Education	16.8%
Others* (Individually Less Than 5%)	8.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $26,027,634)	$26,988,144
Fidelity Central Funds (cost $207,000)	207,000
Total Investment in Securities (cost $26,234,634)		$27,195,144
Cash		135,240
Receivable for fund shares sold		3,500
Interest receivable		364,977
Distributions receivable from Fidelity Central Funds		359
Other receivables		101
Total assets		27,699,321
Liabilities
Payable for investments purchased on a delayed delivery basis	$577,512
Payable for fund shares redeemed	6,853
Distributions payable	5,234
Accrued management fee	6,746
Distribution and service plan fees payable	711
Other affiliated payables	2,249
Total liabilities		599,305
Net Assets		$27,100,016
Net Assets consist of:
Paid in capital		$26,194,087
Total accumulated earnings (loss)		905,929
Net Assets		$27,100,016
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,421,522 ÷ 329,136 shares)(a)		$10.40
Maximum offering price per share (100/97.25 of $10.40)		$10.69
Municipal Income 2025:
Net Asset Value, offering price and redemption price per share ($18,089,923 ÷ 1,740,112 shares)		$10.40
Class I:
Net Asset Value, offering price and redemption price per share ($5,588,571 ÷ 537,530 shares)		$10.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2019 (Unaudited)
Investment Income
Interest		$292,355
Income from Fidelity Central Funds		1,193
Total income		293,548
Expenses
Management fee	$38,587
Transfer agent fees	12,863
Distribution and service plan fees	4,311
Independent trustees' fees and expenses	52
Commitment fees	29
Total expenses before reductions	55,842
Expense reductions	(125)
Total expenses after reductions		55,717
Net investment income (loss)		237,831
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,516
Total net realized gain (loss)		1,516
Change in net unrealized appreciation (depreciation) on investment securities		249,754
Net gain (loss)		251,270
Net increase (decrease) in net assets resulting from operations		$489,101

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$237,831	$358,973
Net realized gain (loss)	1,516	12,134
Change in net unrealized appreciation (depreciation)	249,754	976,046
Net increase (decrease) in net assets resulting from operations	489,101	1,347,153
Distributions to shareholders	(237,823)	(358,966)
Share transactions - net increase (decrease)	3,012,178	7,625,604
Total increase (decrease) in net assets	3,263,456	8,613,791
Net Assets
Beginning of period	23,836,560	15,222,769
End of period	$27,100,016	$23,836,560

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2025 Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.085	.180	.163	.002
Net realized and unrealized gain (loss)	.110	.521	(.192)	(.040)
Total from investment operations	.195	.701	(.029)	(.038)
Distributions from net investment income	(.085)	(.181)	(.161)	(.002)
Total distributions	(.085)	(.181)	(.161)	(.002)
Net asset value, end of period	$10.40	$10.29	$9.77	$9.96
Total ReturnC,D,E	1.90%	7.25%	(.29)%	(.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%	.65%	.65%H
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%H
Expenses net of all reductions	.65%H	.65%	.65%	.62%H
Net investment income (loss)	1.62%H	1.81%	1.65%	.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,422	$3,329	$2,482	$2,489
Portfolio turnover rateI	- %H,J	17%	44%	- %K

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.098	.205	.187	.004
Net realized and unrealized gain (loss)	.110	.521	(.191)	(.040)
Total from investment operations	.208	.726	(.004)	(.036)
Distributions from net investment income	(.098)	(.206)	(.186)	(.004)
Total distributions	(.098)	(.206)	(.186)	(.004)
Net asset value, end of period	$10.40	$10.29	$9.77	$9.96
Total ReturnC,D	2.02%	7.52%	(.04)%	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%G
Expenses net of all reductions	.40%G	.40%	.40%	.37%G
Net investment income (loss)	1.87%G	2.06%	1.90%	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$18,090	$15,780	$8,947	$5,273
Portfolio turnover rateH	- %G,I	17%	44%	- %J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.098	.205	.187	.004
Net realized and unrealized gain (loss)	.110	.521	(.191)	(.040)
Total from investment operations	.208	.726	(.004)	(.036)
Distributions from net investment income	(.098)	(.206)	(.186)	(.004)
Total distributions	(.098)	(.206)	(.186)	(.004)
Net asset value, end of period	$10.40	$10.29	$9.77	$9.96
Total ReturnC,D	2.02%	7.52%	(.04)%	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%G
Expenses net of all reductions	.40%G	.40%	.40%	.37%G
Net investment income (loss)	1.87%G	2.06%	1.90%	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,589	$4,727	$3,794	$2,490
Portfolio turnover rateH	- %G,I	17%	44%	- %J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2019

1. Organization.

Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2025 Fund is a non-diversified fund. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2021 Fund	$48,067,232	$799,084	$(3,496)	$795,588
Fidelity Municipal Income 2023 Fund	35,749,830	1,238,245	–	1,238,245
Fidelity Municipal Income 2025 Fund	26,234,634	963,216	(2,706)	960,510

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Municipal Income 2021 Fund	$(33,134)	$–	$(33,134)
Fidelity Municipal Income 2023 Fund	(79,761)	(70,326)	(150,087)
Fidelity Municipal Income 2025 Fund	(56,114)	–	(56,114)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2021 Fund	632,663	3,972,674
Fidelity Municipal Income 2023 Fund	1,716,685	–
Fidelity Municipal Income 2025 Fund	3,199,049	59,844

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	.25%	$6,526	$81
Fidelity Municipal Income 2023 Fund
Class A	.25%	$3,220	$62
Fidelity Municipal Income 2025 Fund
Class A	.25%	$4,311	$4,026

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	$22
Fidelity Municipal Income 2023 Fund
Class A	$51

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2021 Fund
Class A	$2,610
Municipal Income 2021	17,287
Class I	5,742
$25,639
Fidelity Municipal Income 2023 Fund
Class A	$1,288
Municipal Income 2023	11,929
Class I	4,936
$18,153
Fidelity Municipal Income 2025 Fund
Class A	$1,725
Municipal Income 2025	8,545
Class I	2,593
$12,863

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2021 Fund	$65
Fidelity Municipal Income 2023 Fund	43
Fidelity Municipal Income 2025 Fund	29

During the period, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Municipal Income 2021 Fund	$68
Fidelity Municipal Income 2023 Fund	70
Fidelity Municipal Income 2025 Fund	125

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2019	Year ended June 30, 2019
Fidelity Municipal Income 2021 Fund
Distributions to shareholders
Class A	$53,595	$117,146
Municipal Income 2021	400,743	708,884
Class I	131,601	373,671
Total	$585,939	$1,199,701
Fidelity Municipal Income 2023 Fund
Distributions to shareholders
Class A	$23,308	$44,681
Municipal Income 2023	245,690	441,054
Class I	101,563	222,154
Total	$370,561	$707,889
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$28,158	$49,668
Municipal Income 2025	160,865	223,806
Class I	48,800	85,492
Total	$237,823	$358,966

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2019	Year ended June 30, 2019	Six months ended December 31, 2019	Year ended June 30, 2019
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	12,742	26,971	$137,828	$289,031
Reinvestment of distributions	4,953	10,885	53,590	116,936
Shares redeemed	(67,667)	(224,540)	(731,999)	(2,414,719)
Net increase (decrease)	(49,972)	(186,684)	$(540,581)	$(2,008,752)
Municipal Income 2021
Shares sold	159,140	756,961	$1,721,415	$8,102,271
Reinvestment of distributions	24,907	45,356	269,453	487,379
Shares redeemed	(156,117)	(780,085)	(1,689,737)	(8,371,803)
Net increase (decrease)	27,930	22,232	$301,131	$217,847
Class I
Shares sold	173,738	457,424	$1,880,489	$4,911,161
Reinvestment of distributions	11,186	29,592	121,038	317,748
Shares redeemed	(440,046)	(1,357,731)	(4,764,492)	(14,529,464)
Net increase (decrease)	(255,122)	(870,715)	$(2,762,965)	$(9,300,555)
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	10,867	46,368	$112,936	$470,164
Reinvestment of distributions	2,028	3,954	21,057	40,126
Shares redeemed	(1,730)	(46,890)	(17,960)	(473,664)
Net increase (decrease)	11,165	3,432	$116,033	$36,626
Municipal Income 2023
Shares sold	165,569	731,797	$1,716,858	$7,360,601
Reinvestment of distributions	15,020	29,168	155,978	295,905
Shares redeemed	(68,460)	(388,160)	(711,346)	(3,919,495)
Net increase (decrease)	112,129	372,805	$1,161,490	$3,737,011
Class I
Shares sold	130,498	323,696	$1,357,099	$3,278,516
Reinvestment of distributions	7,429	16,966	77,153	171,828
Shares redeemed	(77,260)	(816,137)	(802,285)	(8,152,287)
Net increase (decrease)	60,667	(475,475)	$631,967	$(4,701,943)
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	11,837	66,981	$123,319	$674,010
Reinvestment of distributions	2,709	4,985	28,153	49,668
Shares redeemed	(8,997)	(2,541)	(93,291)	(25,535)
Net increase (decrease)	5,549	69,425	$58,181	$698,143
Municipal Income 2025
Shares sold	247,598	666,016	$2,575,403	$6,696,191
Reinvestment of distributions	13,143	19,392	136,557	193,626
Shares redeemed	(54,395)	(67,588)	(567,921)	(669,904)
Net increase (decrease)	206,346	617,820	$2,144,039	$6,219,913
Class I
Shares sold	80,146	150,280	$831,128	$1,472,253
Reinvestment of distributions	4,171	7,823	43,342	77,828
Shares redeemed	(6,217)	(87,028)	(64,512)	(842,533)
Net increase (decrease)	78,100	71,075	$809,958	$707,548

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	40%

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$1,000.00	$1,006.70	$3.28
Hypothetical-C		$1,000.00	$1,021.87	$3.30
Municipal Income 2021	.40%
Actual		$1,000.00	$1,007.90	$2.02
Hypothetical-C		$1,000.00	$1,023.13	$2.03
Class I	.40%
Actual		$1,000.00	$1,007.90	$2.02
Hypothetical-C		$1,000.00	$1,023.13	$2.03
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$1,013.00	$3.29
Hypothetical-C		$1,000.00	$1,021.87	$3.30
Municipal Income 2023	.40%
Actual		$1,000.00	$1,014.30	$2.03
Hypothetical-C		$1,000.00	$1,023.13	$2.03
Class I	.40%
Actual		$1,000.00	$1,014.30	$2.03
Hypothetical-C		$1,000.00	$1,023.13	$2.03
Fidelity Municipal Income 2025 Fund
Class A	.65%
Actual		$1,000.00	$1,019.00	$3.30
Hypothetical-C		$1,000.00	$1,021.87	$3.30
Municipal Income 2025	.40%
Actual		$1,000.00	$1,020.20	$2.03
Hypothetical-C		$1,000.00	$1,023.13	$2.03
Class I	.40%
Actual		$1,000.00	$1,020.20	$2.03
Hypothetical-C		$1,000.00	$1,023.13	$2.03

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for each fund in September 2018 and December 2018.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Fidelity Municipal Income 2023 Fund and the most recent one-year period for Fidelity Municipal Income 2025 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund (except Fidelity Municipal Income 2025 Fund) was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee and, as a result, the charts do not include hypothetical net management fees for periods after 2016. With respect to the historical net management fee information, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

Fidelity Municipal Income 2025 Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed and each fund's Amended and Restated Contracts should be approved.

DMI-SANN-0220
1.926263.108

Fidelity® Mid Cap Growth Index Fund

Fidelity® Mid Cap Value Index Fund

Fidelity® Small Cap Growth Index Fund

Fidelity® Small Cap Value Index Fund

Semi-Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Mid Cap Growth Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Value Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Growth Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Value Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Growth Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Fiserv, Inc.	2.0
Global Payments, Inc.	1.7
Advanced Micro Devices, Inc.	1.5
Dollar General Corp.	1.2
Lam Research Corp.	1.2
O'Reilly Automotive, Inc.	1.0
Amphenol Corp. Class A	1.0
Hilton Worldwide Holdings, Inc.	1.0
Ingersoll-Rand PLC	0.9
KLA-Tencor Corp.	0.9
12.4

Top Five Market Sectors as of December 31, 2019

% of fund's net assets
Information Technology	33.7
Industrials	16.9
Health Care	15.3
Consumer Discretionary	14.7
Communication Services	4.9

Asset Allocation (% of fund's net assets)

As of December 31, 2019 *
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 4.4%

Fidelity® Mid Cap Growth Index Fund

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. (a)	1,321	$45,773
Entertainment - 1.5%
Live Nation Entertainment, Inc. (a)	755	53,960
Roku, Inc. Class A (a)	499	66,816
Spotify Technology SA (a)	690	103,190
Take-Two Interactive Software, Inc. (a)	302	36,974
The Madison Square Garden Co. (a)	10	2,942
World Wrestling Entertainment, Inc. Class A	254	16,477
Zynga, Inc. (a)	1,092	6,683
		287,042
Interactive Media & Services - 1.3%
IAC/InterActiveCorp (a)	253	63,025
Match Group, Inc.	315	25,865
TripAdvisor, Inc.	548	16,648
Twitter, Inc. (a)	4,450	142,623
		248,161
Media - 1.8%
Altice U.S.A., Inc. Class A (a)	1,766	48,282
AMC Networks, Inc. Class A (a)	242	9,559
Cable One, Inc.	25	37,212
CBS Corp.:
Class A	69	3,096
Class B	1,695	71,139
Fox Corp.:
Class A	177	6,561
Class B	108	3,931
Interpublic Group of Companies, Inc.	201	4,643
Nexstar Broadcasting Group, Inc. Class A	202	23,685
Omnicom Group, Inc.	673	54,526
Sinclair Broadcast Group, Inc. Class A	339	11,302
Sirius XM Holdings, Inc.	8,017	57,322
The New York Times Co. Class A	181	5,823
		337,081

TOTAL COMMUNICATION SERVICES		918,057

CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.1%
Aptiv PLC	99	9,402
Distributors - 0.3%
LKQ Corp. (a)	250	8,925
Pool Corp.	224	47,573
		56,498
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	335	50,347
Grand Canyon Education, Inc. (a)	24	2,299
H&R Block, Inc.	170	3,992
Service Corp. International	369	16,985
ServiceMaster Global Holdings, Inc. (a)	120	4,639
		78,262
Hotels, Restaurants & Leisure - 4.3%
Chipotle Mexican Grill, Inc. (a)	150	125,567
Choice Hotels International, Inc.	84	8,688
Darden Restaurants, Inc.	721	78,596
Domino's Pizza, Inc.	240	70,507
Dunkin' Brands Group, Inc.	449	33,917
Hilton Grand Vacations, Inc. (a)	64	2,201
Hilton Worldwide Holdings, Inc.	1,630	180,783
MGM Mirage, Inc.	244	8,118
Norwegian Cruise Line Holdings Ltd. (a)	250	14,603
Planet Fitness, Inc. (a)	477	35,622
Six Flags Entertainment Corp.	41	1,850
Vail Resorts, Inc.	210	50,364
Wendy's Co.	1,088	24,164
Wyndham Hotels & Resorts, Inc.	164	10,301
Wynn Resorts Ltd.	474	65,824
Yum China Holdings, Inc.	1,710	82,097
		793,202
Household Durables - 0.7%
Lennar Corp.:
Class A	660	36,821
Class B	39	1,743
NVR, Inc. (a)	19	72,360
Tempur Sealy International, Inc. (a)	265	23,071
		133,995
Internet & Direct Marketing Retail - 0.9%
Etsy, Inc. (a)	686	30,390
Expedia, Inc.	704	76,131
GrubHub, Inc. (a)	533	25,925
Wayfair LLC Class A (a)	367	33,166
		165,612
Leisure Products - 0.7%
Hasbro, Inc.	738	77,940
Mattel, Inc. (a)	1,385	18,767
Polaris, Inc.	301	30,612
		127,319
Multiline Retail - 1.8%
Dollar General Corp.	1,426	222,427
Dollar Tree, Inc. (a)	748	70,349
Nordstrom, Inc.	634	25,950
Ollie's Bargain Outlet Holdings, Inc. (a)	308	20,115
		338,841
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	93	14,895
AutoZone, Inc. (a)	139	165,592
Best Buy Co., Inc.	271	23,794
Burlington Stores, Inc. (a)	382	87,107
CarMax, Inc. (a)	452	39,627
Carvana Co. Class A (a)	264	24,301
Five Below, Inc. (a)	318	40,659
Floor & Decor Holdings, Inc. Class A (a)	401	20,375
L Brands, Inc.	214	3,878
O'Reilly Automotive, Inc. (a)	436	191,081
Tractor Supply Co.	697	65,128
Ulta Beauty, Inc. (a)	330	83,536
Williams-Sonoma, Inc.	85	6,242
		766,215
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	346	13,200
Carter's, Inc.	114	12,465
Columbia Sportswear Co.	114	11,422
Hanesbrands, Inc.	1,636	24,295
lululemon athletica, Inc. (a)	690	159,852
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	279	12,050
Under Armour, Inc.:
Class A (sub. vtg.) (a)	709	15,314
Class C (non-vtg.) (a)	759	14,558
		263,156

TOTAL CONSUMER DISCRETIONARY		2,732,502

CONSUMER STAPLES - 3.2%
Beverages - 0.4%
Brown-Forman Corp.:
Class A	235	14,751
Class B (non-vtg.)	949	64,152
		78,903
Food & Staples Retailing - 0.1%
Casey's General Stores, Inc.	53	8,426
Grocery Outlet Holding Corp.	29	941
Sprouts Farmers Market LLC (a)	326	6,308
		15,675
Food Products - 1.6%
Campbell Soup Co.	554	27,379
Kellogg Co.	549	37,969
Lamb Weston Holdings, Inc.	222	19,099
McCormick & Co., Inc. (non-vtg.)	465	78,924
Pilgrim's Pride Corp. (a)	113	3,697
Post Holdings, Inc. (a)	168	18,329
The Hershey Co.	737	108,324
TreeHouse Foods, Inc. (a)	58	2,813
		296,534
Household Products - 1.1%
Church & Dwight Co., Inc.	1,439	101,219
Clorox Co.	601	92,278
		193,497
Personal Products - 0.0%
Herbalife Nutrition Ltd. (a)	89	4,243

TOTAL CONSUMER STAPLES		588,852

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Cabot Oil & Gas Corp.	1,474	25,662
Cheniere Energy, Inc. (a)	771	47,085
Diamondback Energy, Inc.	196	18,201
Equitrans Midstream Corp.	116	1,550
ONEOK, Inc.	769	58,190
Parsley Energy, Inc. Class A	886	16,754
Pioneer Natural Resources Co.	411	62,213
		229,655
FINANCIALS - 4.4%
Banks - 0.3%
CIT Group, Inc.	42	1,916
Comerica, Inc.	48	3,444
First Republic Bank	178	20,906
Prosperity Bancshares, Inc.	60	4,313
Signature Bank	153	20,901
SVB Financial Group (a)	23	5,774
Synovus Financial Corp.	57	2,234
Western Alliance Bancorp.	61	3,477
		62,965
Capital Markets - 2.6%
Ameriprise Financial, Inc.	101	16,825
Cboe Global Markets, Inc.	158	18,960
E*TRADE Financial Corp.	246	11,161
Evercore, Inc. Class A	82	6,130
FactSet Research Systems, Inc.	220	59,026
Interactive Brokers Group, Inc.	121	5,641
Lazard Ltd. Class A	218	8,711
LPL Financial	471	43,450
MarketAxess Holdings, Inc.	215	81,509
Morningstar, Inc.	114	17,249
MSCI, Inc.	481	124,185
Raymond James Financial, Inc.	167	14,940
SEI Investments Co.	350	22,918
T. Rowe Price Group, Inc.	385	46,908
Virtu Financial, Inc. Class A	140	2,239
		479,852
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)	54	23,886
Discover Financial Services	646	54,794
Synchrony Financial	1,019	36,694
		115,374
Diversified Financial Services - 0.0%
Voya Financial, Inc.	57	3,476
Insurance - 0.8%
Alleghany Corp. (a)	9	7,196
Arch Capital Group Ltd. (a)	305	13,081
Arthur J. Gallagher & Co.	225	21,427
Athene Holding Ltd. (a)	333	15,661
Axis Capital Holdings Ltd.	44	2,615
Brown & Brown, Inc.	74	2,922
Erie Indemnity Co. Class A	94	15,604
Everest Re Group Ltd.	71	19,656
Kemper Corp.	70	5,425
Markel Corp. (a)	7	8,002
Primerica, Inc.	172	22,456
RenaissanceRe Holdings Ltd.	96	18,818
		152,863
Thrifts & Mortgage Finance - 0.1%
LendingTree, Inc. (a)	45	13,655

TOTAL FINANCIALS		828,185

HEALTH CARE - 15.3%
Biotechnology - 3.2%
Agios Pharmaceuticals, Inc. (a)	35	1,671
Alnylam Pharmaceuticals, Inc. (a)	519	59,773
BioMarin Pharmaceutical, Inc. (a)	1,046	88,439
Exact Sciences Corp. (a)	818	75,649
Exelixis, Inc. (a)	712	12,545
Incyte Corp. (a)	1,039	90,725
Ionis Pharmaceuticals, Inc. (a)	749	45,247
Moderna, Inc.	1,094	21,399
Neurocrine Biosciences, Inc. (a)	528	56,755
Sage Therapeutics, Inc. (a)	299	21,585
Sarepta Therapeutics, Inc. (a)	413	53,294
Seattle Genetics, Inc. (a)	672	76,783
		603,865
Health Care Equipment & Supplies - 5.6%
Abiomed, Inc. (a)	258	44,012
Align Technology, Inc. (a)	456	127,242
Cantel Medical Corp.	124	8,792
DexCom, Inc. (a)	529	115,713
Envista Holdings Corp. (a)	545	16,154
Hill-Rom Holdings, Inc.	201	22,820
Hologic, Inc. (a)	1,254	65,471
ICU Medical, Inc. (a)	34	6,362
IDEXX Laboratories, Inc. (a)	497	129,782
Insulet Corp. (a)	347	59,406
Masimo Corp. (a)	274	43,308
Penumbra, Inc. (a)	183	30,061
ResMed, Inc.	830	128,625
STERIS PLC	30	4,573
Teleflex, Inc.	270	101,639
The Cooper Companies, Inc.	38	12,209
Varian Medical Systems, Inc. (a)	532	75,549
West Pharmaceutical Services, Inc.	324	48,707
		1,040,425
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	888	75,498
Centene Corp. (a)	2,001	125,803
Chemed Corp.	91	39,973
Encompass Health Corp.	291	20,158
Guardant Health, Inc. (a)	216	16,878
Henry Schein, Inc. (a)	109	7,272
Laboratory Corp. of America Holdings (a)	34	5,752
McKesson Corp.	115	15,907
Molina Healthcare, Inc. (a)	282	38,265
Wellcare Health Plans, Inc. (a)	265	87,506
		433,012
Health Care Technology - 1.3%
Cerner Corp.	1,827	134,084
Change Healthcare, Inc.	156	2,557
Veeva Systems, Inc. Class A (a)	766	107,746
		244,387
Life Sciences Tools & Services - 2.6%
Adaptive Biotechnologies Corp.	62	1,855
Agilent Technologies, Inc.	173	14,759
Avantor, Inc.	1,309	23,758
Bio-Techne Corp.	220	48,292
Bruker Corp.	595	30,327
Charles River Laboratories International, Inc. (a)	280	42,773
IQVIA Holdings, Inc. (a)	442	68,293
Mettler-Toledo International, Inc. (a)	141	111,852
PerkinElmer, Inc.	141	13,691
PRA Health Sciences, Inc. (a)	365	40,570
Waters Corp. (a)	374	87,385
		483,555
Pharmaceuticals - 0.3%
Horizon Pharma PLC (a)	119	4,308
Jazz Pharmaceuticals PLC (a)	286	42,694
Nektar Therapeutics (a)	145	3,130
		50,132

TOTAL HEALTH CARE		2,855,376

INDUSTRIALS - 16.9%
Aerospace & Defense - 2.5%
BWX Technologies, Inc.	413	25,639
Harris Corp.	650	128,616
HEICO Corp.	236	26,939
HEICO Corp. Class A	435	38,946
Hexcel Corp.	460	33,723
Huntington Ingalls Industries, Inc.	185	46,413
Spirit AeroSystems Holdings, Inc. Class A	543	39,574
TransDigm Group, Inc.	234	131,040
		470,890
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	604	47,233
Expeditors International of Washington, Inc.	715	55,784
XPO Logistics, Inc. (a)	311	24,787
		127,804
Airlines - 0.3%
Alaska Air Group, Inc.	324	21,951
American Airlines Group, Inc.	233	6,682
JetBlue Airways Corp. (a)	137	2,565
United Continental Holdings, Inc. (a)	301	26,515
		57,713
Building Products - 0.8%
A.O. Smith Corp.	131	6,241
Allegion PLC	409	50,937
Armstrong World Industries, Inc.	285	26,781
Fortune Brands Home & Security, Inc.	261	17,054
Lennox International, Inc.	187	45,622
		146,635
Commercial Services & Supplies - 1.7%
Cintas Corp.	490	131,849
Copart, Inc. (a)	1,175	106,855
IAA Spinco, Inc. (a)	705	33,177
KAR Auction Services, Inc.	678	14,774
Republic Services, Inc.	79	7,081
Rollins, Inc.	827	27,423
		321,159
Construction & Engineering - 0.0%
Quanta Services, Inc.	188	7,653
Electrical Equipment - 1.6%
Acuity Brands, Inc.	60	8,280
AMETEK, Inc.	1,057	105,425
Hubbell, Inc. Class B	175	25,869
Rockwell Automation, Inc.	673	136,397
Sensata Technologies, Inc. PLC (a)	385	20,740
		296,711
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	285	46,124
Machinery - 4.0%
Allison Transmission Holdings, Inc.	637	30,780
Donaldson Co., Inc.	740	42,639
Dover Corp.	371	42,761
Flowserve Corp.	163	8,113
Fortive Corp.	386	29,487
Graco, Inc.	967	50,284
IDEX Corp.	222	38,184
Ingersoll-Rand PLC	1,325	176,119
Lincoln Electric Holdings, Inc.	322	31,147
Middleby Corp. (a)	323	35,375
Nordson Corp.	305	49,666
Toro Co.	618	49,236
WABCO Holdings, Inc. (a)	249	33,740
Westinghouse Air Brake Co.	294	22,873
Woodward, Inc.	262	31,031
Xylem, Inc.	1,049	82,651
		754,086
Professional Services - 3.2%
CoStar Group, Inc. (a)	210	125,643
Equifax, Inc.	596	83,512
IHS Markit Ltd. (a)	1,456	109,710
Nielsen Holdings PLC	259	5,258
Robert Half International, Inc.	659	41,616
TransUnion Holding Co., Inc.	1,094	93,657
Verisk Analytics, Inc.	934	139,484
		598,880
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	153	17,867
Landstar System, Inc.	209	23,799
Lyft, Inc.	123	5,291
Old Dominion Freight Lines, Inc.	160	30,365
		77,322
Trading Companies & Distributors - 1.4%
Air Lease Corp. Class A	41	1,948
Fastenal Co.	3,027	111,848
United Rentals, Inc. (a)	312	52,032
W.W. Grainger, Inc.	253	85,646
		251,474

TOTAL INDUSTRIALS		3,156,451

INFORMATION TECHNOLOGY - 33.7%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	347	70,580
F5 Networks, Inc. (a)	328	45,805
Motorola Solutions, Inc.	740	119,244
Ubiquiti, Inc.	49	9,260
		244,889
Electronic Equipment & Components - 3.3%
Amphenol Corp. Class A	1,707	184,749
CDW Corp.	833	118,986
Cognex Corp.	960	53,798
Corning, Inc.	1,392	40,521
Dolby Laboratories, Inc. Class A	51	3,509
FLIR Systems, Inc.	69	3,593
IPG Photonics Corp. (a)	14	2,029
Jabil, Inc.	186	7,687
Keysight Technologies, Inc. (a)	1,097	112,585
National Instruments Corp.	39	1,651
Trimble, Inc. (a)	254	10,589
Zebra Technologies Corp. Class A (a)	313	79,953
		619,650
IT Services - 11.2%
Akamai Technologies, Inc. (a)	846	73,077
Alliance Data Systems Corp.	27	3,029
Black Knight, Inc. (a)	840	54,163
Booz Allen Hamilton Holding Corp. Class A	797	56,691
Broadridge Financial Solutions, Inc.	665	82,154
CoreLogic, Inc.	25	1,093
EPAM Systems, Inc. (a)	303	64,284
Euronet Worldwide, Inc. (a)	292	46,008
Fiserv, Inc. (a)	3,300	381,568
FleetCor Technologies, Inc. (a)	498	143,285
Gartner, Inc. (a)	511	78,745
Genpact Ltd.	1,093	46,092
Global Payments, Inc.	1,743	318,202
GoDaddy, Inc. (a)	1,000	67,920
Jack Henry & Associates, Inc.	397	57,831
MongoDB, Inc. Class A (a)	244	32,113
Okta, Inc. (a)	612	70,606
Paychex, Inc.	1,877	159,658
Sabre Corp.	283	6,351
Square, Inc. (a)	2,010	125,746
Switch, Inc. Class A	344	5,098
The Western Union Co.	533	14,274
Twilio, Inc. Class A (a)	717	70,467
VeriSign, Inc. (a)	417	80,348
WEX, Inc. (a)	252	52,784
		2,091,587
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. (a)	6,034	276,719
Cree, Inc. (a)	44	2,031
Entegris, Inc.	789	39,521
KLA-Tencor Corp.	932	166,054
Lam Research Corp.	742	216,961
Maxim Integrated Products, Inc.	594	36,537
Microchip Technology, Inc.	380	39,794
Monolithic Power Systems, Inc.	243	43,259
Skyworks Solutions, Inc.	49	5,923
Teradyne, Inc.	977	66,622
Universal Display Corp.	249	51,311
Xilinx, Inc.	1,488	145,482
		1,090,214
Software - 11.3%
2U, Inc. (a)	111	2,663
Alteryx, Inc. Class A (a)	265	26,519
Anaplan, Inc. (a)	500	26,200
ANSYS, Inc. (a)	489	125,873
Aspen Technology, Inc. (a)	399	48,251
Atlassian Corp. PLC (a)	686	82,553
Avalara, Inc. (a)	274	20,071
Cadence Design Systems, Inc. (a)	1,626	112,779
CDK Global, Inc.	707	38,659
Ceridian HCM Holding, Inc. (a)	440	29,867
Citrix Systems, Inc.	646	71,641
Coupa Software, Inc. (a)	366	53,528
DocuSign, Inc. (a)	907	67,218
Dropbox, Inc. Class A (a)	1,240	22,208
Dynatrace, Inc.	304	7,691
Elastic NV (a)	265	17,040
Fair Isaac Corp. (a)	166	62,197
FireEye, Inc. (a)	1,168	19,307
Fortinet, Inc. (a)	837	89,358
Guidewire Software, Inc. (a)	484	53,129
HubSpot, Inc. (a)	236	37,406
Manhattan Associates, Inc. (a)	371	29,587
Medallia, Inc.	83	2,582
New Relic, Inc. (a)	291	19,122
Nutanix, Inc. Class A (a)	986	30,822
Pagerduty, Inc.	250	5,848
Palo Alto Networks, Inc. (a)	554	128,113
Parametric Technology Corp. (a)	608	45,533
Paycom Software, Inc. (a)	288	76,251
Paylocity Holding Corp. (a)	201	24,285
Pegasystems, Inc.	223	17,762
Pluralsight, Inc. (a)	368	6,333
Proofpoint, Inc. (a)	324	37,189
RealPage, Inc. (a)	465	24,994
RingCentral, Inc. (a)	435	73,371
Smartsheet, Inc. (a)	511	22,954
SolarWinds, Inc. (a)	72	1,336
Splunk, Inc. (a)	902	135,093
SS&C Technologies Holdings, Inc.	1,170	71,838
Synopsys, Inc. (a)	871	121,243
Teradata Corp. (a)	645	17,267
The Trade Desk, Inc. (a)	229	59,490
Tyler Technologies, Inc. (a)	224	67,204
Zendesk, Inc. (a)	647	49,580
Zscaler, Inc. (a)	369	17,159
		2,099,114
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	744	26,159
NetApp, Inc.	1,400	87,150
Pure Storage, Inc. Class A (a)	1,357	23,218
		136,527

TOTAL INFORMATION TECHNOLOGY		6,281,981

MATERIALS - 2.8%
Chemicals - 0.6%
Axalta Coating Systems Ltd. (a)	374	11,370
CF Industries Holdings, Inc.	128	6,111
Element Solutions, Inc. (a)	503	5,875
NewMarket Corp.	37	18,001
RPM International, Inc.	123	9,441
The Scotts Miracle-Gro Co. Class A	231	24,528
W.R. Grace & Co.	331	23,120
		98,446
Construction Materials - 0.8%
Eagle Materials, Inc.	203	18,404
Martin Marietta Materials, Inc.	112	31,320
Vulcan Materials Co.	706	101,657
		151,381
Containers & Packaging - 1.3%
Aptargroup, Inc.	151	17,459
Avery Dennison Corp.	456	59,654
Ball Corp.	1,889	122,162
Berry Global Group, Inc. (a)	294	13,962
Crown Holdings, Inc. (a)	438	31,773
Sealed Air Corp.	61	2,430
		247,440
Metals & Mining - 0.1%
Royal Gold, Inc.	121	14,792

TOTAL MATERIALS		512,059

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Homes 4 Rent Class A	651	17,063
Americold Realty Trust	1,114	39,057
Brookfield Property REIT, Inc. Class A	383	7,064
Colony Capital, Inc.	146	694
CoreSite Realty Corp.	171	19,173
Equity Lifestyle Properties, Inc.	1,013	71,305
Extra Space Storage, Inc.	596	62,950
Iron Mountain, Inc.	188	5,992
Lamar Advertising Co. Class A	498	44,451
Outfront Media, Inc.	134	3,594
SBA Communications Corp. Class A	656	158,089
Sun Communities, Inc.	126	18,913
UDR, Inc.	86	4,016
		452,361
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	725	44,435
Howard Hughes Corp. (a)	72	9,130
Jones Lang LaSalle, Inc.	33	5,745
		59,310

TOTAL REAL ESTATE		511,671

TOTAL COMMON STOCKS
(Cost $17,790,436)		18,614,789

Money Market Funds - 2.0%
Fidelity Cash Central Fund 1.58% (b)
(Cost $361,422)	361,350	361,422
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $18,151,858)		18,976,211
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(330,530)
NET ASSETS - 100%		$18,645,681

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,771
Total	$1,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Growth Index Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $17,790,436)	$18,614,789
Fidelity Central Funds (cost $361,422)	361,422
Total Investment in Securities (cost $18,151,858)		$18,976,211
Cash		7,440
Receivable for fund shares sold		315,755
Dividends receivable		13,490
Distributions receivable from Fidelity Central Funds		329
Total assets		19,313,225
Liabilities
Payable for investments purchased	$659,926
Payable for fund shares redeemed	6,966
Accrued management fee	652
Total liabilities		667,544
Net Assets		$18,645,681
Net Assets consist of:
Paid in capital		$17,911,753
Total accumulated earnings (loss)		733,928
Net Assets		$18,645,681
Net Asset Value, offering price and redemption price per share ($18,645,681 ÷ 890,436 shares)		$20.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period July 11, 2019 (commencement of operations) to December 31, 2019 (Unaudited)
Investment Income
Dividends		$44,599
Income from Fidelity Central Funds		1,771
Total income		46,370
Expenses
Management fee	$2,084
Independent trustees' fees and expenses	10
Total expenses		2,094
Net investment income (loss)		44,276
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(89,185)
Futures contracts	2,311
Total net realized gain (loss)		(86,874)
Change in net unrealized appreciation (depreciation) on investment securities		824,353
Net gain (loss)		737,479
Net increase (decrease) in net assets resulting from operations		$781,755

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period July 11, 2019 (commencement of operations) to December 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,276
Net realized gain (loss)	(86,874)
Change in net unrealized appreciation (depreciation)	824,353
Net increase (decrease) in net assets resulting from operations	781,755
Distributions to shareholders	(47,827)
Share transactions
Proceeds from sales of shares	19,442,193
Reinvestment of distributions	37,879
Cost of shares redeemed	(1,568,319)
Net increase (decrease) in net assets resulting from share transactions	17,911,753
Total increase (decrease) in net assets	18,645,681
Net Assets
Beginning of period	–
End of period	$18,645,681
Other Information
Shares
Sold	967,948
Issued in reinvestment of distributions	1,805
Redeemed	(79,317)
Net increase (decrease)	890,436

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Growth Index Fund

Six months ended (Unaudited) December 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	.90
Total from investment operations	1.00
Distributions from net investment income	(.06)
Distributions from net realized gain	–C
Total distributions	(.06)
Net asset value, end of period	$20.94
Total ReturnD	5.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G
Expenses net of fee waivers, if any	.05%G
Expenses net of all reductions	.05%G
Net investment income (loss)	1.07%G
Supplemental Data
Net assets, end of period (000 omitted)	$18,646
Portfolio turnover rateH	14%I

 A For the period July 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Value Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Sempra Energy	0.9
Newmont Goldcorp Corp.	0.7
Xcel Energy, Inc.	0.7
Welltower, Inc.	0.7
Zimmer Biomet Holdings, Inc.	0.6
Consolidated Edison, Inc.	0.6
Public Service Enterprise Group, Inc.	0.6
Equity Residential (SBI)	0.6
AvalonBay Communities, Inc.	0.6
WEC Energy Group, Inc.	0.6
6.6

Top Five Market Sectors as of December 31, 2019

% of fund's net assets
Financials	18.4
Real Estate	14.0
Industrials	11.8
Utilities	11.2
Consumer Discretionary	9.1

Asset Allocation (% of fund's net assets)

As of December 31, 2019 *
Stocks	100.0%

 * Foreign investments - 5.8%

Fidelity® Mid Cap Value Index Fund

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	4,677	$61,783
GCI Liberty, Inc. (a)	422	29,899
		91,682
Entertainment - 0.5%
Cinemark Holdings, Inc.	455	15,402
Lions Gate Entertainment Corp.:
Class A (a)	241	2,569
Class B (a)	465	4,617
Take-Two Interactive Software, Inc. (a)	258	31,587
The Madison Square Garden Co. (a)	73	21,476
Zynga, Inc. (a)	2,846	17,418
		93,069
Interactive Media & Services - 0.3%
IAC/InterActiveCorp (a)	133	33,132
TripAdvisor, Inc.	39	1,185
Zillow Group, Inc.:
Class A (a)	241	11,023
Class C (a)	536	24,624
		69,964
Media - 2.5%
CBS Corp.:
Class A	77	3,455
Class B	974	40,879
Discovery Communications, Inc.:
Class A (a)	662	21,674
Class C (non-vtg.) (a)	1,458	44,454
DISH Network Corp. Class A (a)	1,110	39,372
Fox Corp.:
Class A	1,356	50,267
Class B	638	23,223
Interpublic Group of Companies, Inc.	1,497	34,581
John Wiley & Sons, Inc. Class A	186	9,025
Liberty Broadband Corp.:
Class A (a)	105	13,079
Class C (a)	453	56,965
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	840	38,611
Liberty Media Class A (a)	109	4,772
Liberty SiriusXM Series A (a)	359	17,354
Liberty SiriusXM Series C (a)	658	31,676
News Corp.:
Class A	1,684	23,812
Class B	499	7,240
Nexstar Broadcasting Group, Inc. Class A	44	5,159
Omnicom Group, Inc.	432	35,001
Sinclair Broadcast Group, Inc. Class A	12	400
The New York Times Co. Class A	556	17,887
		518,886
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	2,440	12,712
Telephone & Data Systems, Inc.	423	10,757
U.S. Cellular Corp. (a)	61	2,210
		25,679

TOTAL COMMUNICATION SERVICES		799,280

CONSUMER DISCRETIONARY - 9.1%
Auto Components - 1.1%
Aptiv PLC	1,032	98,009
BorgWarner, Inc.	881	38,218
Gentex Corp.	1,084	31,414
Lear Corp.	261	35,809
The Goodyear Tire & Rubber Co.	987	15,353
		218,803
Automobiles - 0.2%
Harley-Davidson, Inc.	655	24,359
Thor Industries, Inc.	224	16,641
		41,000
Distributors - 0.5%
Genuine Parts Co.	605	64,269
LKQ Corp. (a)	1,125	40,163
		104,432
Diversified Consumer Services - 0.5%
Frontdoor, Inc. (a)	359	17,024
Graham Holdings Co.	18	11,502
Grand Canyon Education, Inc. (a)	182	17,434
H&R Block, Inc.	721	16,929
Service Corp. International	490	22,555
ServiceMaster Global Holdings, Inc. (a)	495	19,137
		104,581
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	1,044	45,310
Caesars Entertainment Corp. (a)	2,461	33,470
Choice Hotels International, Inc.	80	8,274
Dunkin' Brands Group, Inc.	23	1,737
Extended Stay America, Inc. unit	768	11,412
Hilton Grand Vacations, Inc. (a)	318	10,936
Hyatt Hotels Corp. Class A	153	13,726
International Game Technology PLC	429	6,422
MGM Mirage, Inc.	1,962	65,276
Norwegian Cruise Line Holdings Ltd. (a)	721	42,114
Royal Caribbean Cruises Ltd.	736	98,263
Six Flags Entertainment Corp.	307	13,849
Vail Resorts, Inc.	18	4,317
Wyndham Destinations, Inc.	387	20,004
Wyndham Hotels & Resorts, Inc.	286	17,964
Wynn Resorts Ltd.	72	9,999
Yum China Holdings, Inc.	297	14,259
		417,332
Household Durables - 1.8%
D.R. Horton, Inc.	1,441	76,013
Garmin Ltd.	621	60,585
Leggett & Platt, Inc.	557	28,312
Lennar Corp.:
Class A	693	38,662
Class B	36	1,609
Mohawk Industries, Inc. (a)	252	34,368
Newell Brands, Inc.	1,631	31,348
PulteGroup, Inc.	1,076	41,749
Toll Brothers, Inc.	564	22,284
Whirlpool Corp.	265	39,095
		374,025
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.	79	8,543
Liberty Interactive Corp. QVC Group Series A (a)	1,653	13,935
		22,478
Leisure Products - 0.2%
Brunswick Corp.	343	20,573
Mattel, Inc. (a)	468	6,341
Polaris, Inc.	24	2,441
		29,355
Multiline Retail - 0.5%
Dollar General Corp.	67	10,451
Dollar Tree, Inc. (a)	461	43,357
Kohl's Corp.	679	34,595
Macy's, Inc.	1,339	22,763
		111,166
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	216	34,595
AutoNation, Inc. (a)	230	11,185
Best Buy Co., Inc.	769	67,518
CarMax, Inc. (a)	372	32,613
Dick's Sporting Goods, Inc.	269	13,313
Foot Locker, Inc.	455	17,740
Gap, Inc.	919	16,248
L Brands, Inc.	816	14,786
Penske Automotive Group, Inc.	145	7,282
Tiffany & Co., Inc.	518	69,231
Urban Outfitters, Inc. (a)	299	8,303
Williams-Sonoma, Inc.	274	20,123
		312,937
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	355	13,543
Carter's, Inc.	103	11,262
Columbia Sportswear Co.	42	4,208
Hanesbrands, Inc.	336	4,990
PVH Corp.	319	33,543
Ralph Lauren Corp.	210	24,616
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	355	15,332
Tapestry, Inc.	1,186	31,986
Under Armour, Inc.:
Class A (sub. vtg.) (a)	255	5,508
Class C (non-vtg.) (a)	296	5,677
		150,665

TOTAL CONSUMER DISCRETIONARY		1,886,774

CONSUMER STAPLES - 4.7%
Beverages - 0.2%
Brown-Forman Corp.:
Class A	17	1,067
Class B (non-vtg.)	46	3,110
Molson Coors Brewing Co. Class B	744	40,102
		44,279
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	116	18,443
Grocery Outlet Holding Corp.	111	3,602
Kroger Co.	3,412	98,914
Sprouts Farmers Market LLC (a)	257	4,973
U.S. Foods Holding Corp. (a)	933	39,083
		165,015
Food Products - 3.3%
Archer Daniels Midland Co.	2,390	110,777
Beyond Meat, Inc.	201	15,196
Bunge Ltd.	589	33,897
Campbell Soup Co.	307	15,172
Conagra Brands, Inc.	2,069	70,843
Flowers Foods, Inc.	843	18,327
Hormel Foods Corp.	1,192	53,771
Ingredion, Inc.	286	26,584
Kellogg Co.	648	44,816
Lamb Weston Holdings, Inc.	463	39,832
McCormick & Co., Inc. (non-vtg.)	185	31,400
Pilgrim's Pride Corp. (a)	141	4,613
Post Holdings, Inc. (a)	152	16,583
Seaboard Corp.	1	4,251
The Hain Celestial Group, Inc. (a)	362	9,396
The Hershey Co.	79	11,611
The J.M. Smucker Co.	473	49,253
TreeHouse Foods, Inc. (a)	197	9,555
Tyson Foods, Inc. Class A	1,234	112,343
		678,220
Household Products - 0.2%
Clorox Co.	99	15,200
Energizer Holdings, Inc.	270	13,559
Spectrum Brands Holdings, Inc.	179	11,508
		40,267
Personal Products - 0.2%
Coty, Inc. Class A	1,228	13,815
Herbalife Nutrition Ltd. (a)	357	17,018
Nu Skin Enterprises, Inc. Class A	235	9,630
		40,463

TOTAL CONSUMER STAPLES		968,244

ENERGY - 5.7%
Energy Equipment & Services - 1.3%
Apergy Corp. (a)	332	11,215
Baker Hughes, A GE Co. Class A	2,791	71,533
Halliburton Co.	3,740	91,518
Helmerich & Payne, Inc.	458	20,807
National Oilwell Varco, Inc.	1,648	41,282
Patterson-UTI Energy, Inc.	828	8,694
Transocean Ltd. (United States) (a)	2,453	16,877
		261,926
Oil, Gas & Consumable Fuels - 4.4%
Antero Midstream GP LP	1,084	8,228
Antero Resources Corp. (a)	1,068	3,044
Apache Corp.	1,606	41,098
Cabot Oil & Gas Corp.	654	11,386
Centennial Resource Development, Inc. Class A (a)	778	3,594
Cheniere Energy, Inc. (a)	418	25,527
Chesapeake Energy Corp. (a)	5,362	4,427
Cimarex Energy Co.	424	22,256
Concho Resources, Inc.	854	74,785
Continental Resources, Inc.	370	12,691
Devon Energy Corp.	1,639	42,565
Diamondback Energy, Inc.	541	50,237
EQT Corp.	1,091	11,892
Equitrans Midstream Corp.	789	10,541
Hess Corp.	1,153	77,032
HollyFrontier Corp.	643	32,607
Kosmos Energy Ltd.	1,546	8,812
Marathon Oil Corp.	3,430	46,579
Murphy Oil Corp.	647	17,340
Noble Energy, Inc.	2,021	50,202
ONEOK, Inc.	1,201	90,880
Parsley Energy, Inc. Class A	482	9,115
PBF Energy, Inc. Class A	506	15,873
Pioneer Natural Resources Co.	407	61,608
Range Resources Corp.	859	4,166
Targa Resources Corp.	978	39,932
The Williams Companies, Inc.	5,210	123,581
WPX Energy, Inc. (a)	1,767	24,279
		924,277

TOTAL ENERGY		1,186,203

FINANCIALS - 18.4%
Banks - 5.9%
Associated Banc-Corp.	668	14,723
Bank of Hawaii Corp.	171	16,272
Bank OZK	515	15,710
BankUnited, Inc.	399	14,587
BOK Financial Corp.	138	12,061
CIT Group, Inc.	368	16,792
Citizens Financial Group, Inc.	1,869	75,900
Comerica, Inc.	577	41,400
Commerce Bancshares, Inc.	437	29,690
Cullen/Frost Bankers, Inc.	242	23,663
East West Bancorp, Inc.	619	30,145
Fifth Third Bancorp	3,042	93,511
First Citizens Bancshares, Inc.	30	15,966
First Hawaiian, Inc.	555	16,012
First Horizon National Corp.	1,318	21,826
First Republic Bank	584	68,591
FNB Corp., Pennsylvania	1,370	17,399
Huntington Bancshares, Inc.	4,417	66,608
KeyCorp	4,210	85,210
M&T Bank Corp.	564	95,739
PacWest Bancorp	507	19,403
Peoples United Financial, Inc.	1,884	31,840
Pinnacle Financial Partners, Inc.	326	20,864
Popular, Inc.	407	23,911
Prosperity Bancshares, Inc.	349	25,090
Regions Financial Corp.	4,152	71,248
Signature Bank	115	15,710
Sterling Bancorp	842	17,749
SVB Financial Group (a)	206	51,714
Synovus Financial Corp.	564	22,109
Tcf Financial Corp.	654	30,607
Texas Capital Bancshares, Inc. (a)	215	12,206
Umpqua Holdings Corp.	932	16,496
Webster Financial Corp.	387	20,650
Western Alliance Bancorp.	368	20,976
Wintrust Financial Corp.	238	16,874
Zions Bancorp NA	719	37,330
		1,226,582
Capital Markets - 3.5%
Affiliated Managers Group, Inc.	210	17,795
Ameriprise Financial, Inc.	468	77,959
BGC Partners, Inc. Class A	1,268	7,532
Cboe Global Markets, Inc.	356	42,720
E*TRADE Financial Corp.	790	35,842
Eaton Vance Corp. (non-vtg.)	476	22,224
Evercore, Inc. Class A	107	7,999
Franklin Resources, Inc.	1,184	30,760
Interactive Brokers Group, Inc.	228	10,629
Invesco Ltd.	1,634	29,379
Janus Henderson Group PLC	666	16,284
Lazard Ltd. Class A	272	10,869
Legg Mason, Inc.	369	13,251
Northern Trust Corp.	835	88,710
Raymond James Financial, Inc.	407	36,410
SEI Investments Co.	287	18,793
State Street Corp.	1,557	123,159
T. Rowe Price Group, Inc.	695	84,679
The NASDAQ OMX Group, Inc.	491	52,586
Virtu Financial, Inc. Class A	121	1,935
		729,515
Consumer Finance - 1.2%
Ally Financial, Inc.	1,625	49,660
Credit Acceptance Corp. (a)	5	2,212
Discover Financial Services	871	73,878
Navient Corp.	845	11,560
OneMain Holdings, Inc.	281	11,844
Santander Consumer U.S.A. Holdings, Inc.	443	10,353
SLM Corp.	1,811	16,136
Synchrony Financial	2,019	72,704
		248,347
Diversified Financial Services - 0.5%
AXA Equitable Holdings, Inc.	1,769	43,836
Jefferies Financial Group, Inc.	1,145	24,469
Voya Financial, Inc.	536	32,685
		100,990
Insurance - 6.1%
Alleghany Corp. (a)	54	43,177
American Financial Group, Inc.	314	34,430
American National Insurance Co.	30	3,530
Arch Capital Group Ltd. (a)	1,416	60,732
Arthur J. Gallagher & Co.	620	59,043
Assurant, Inc.	259	33,950
Assured Guaranty Ltd.	395	19,363
Athene Holding Ltd. (a)	366	17,213
Axis Capital Holdings Ltd.	322	19,140
Brighthouse Financial, Inc. (a)	458	17,967
Brown & Brown, Inc.	954	37,664
Cincinnati Financial Corp.	651	68,453
CNA Financial Corp.	123	5,512
Erie Indemnity Co. Class A	36	5,976
Everest Re Group Ltd.	121	33,498
First American Financial Corp.	464	27,060
FNF Group	1,130	51,246
Globe Life, Inc.	455	47,889
Hanover Insurance Group, Inc.	169	23,097
Hartford Financial Services Group, Inc.	1,542	93,707
Kemper Corp.	217	16,818
Lincoln National Corp.	852	50,277
Loews Corp.	1,093	57,372
Markel Corp. (a)	53	60,588
Mercury General Corp.	119	5,799
Old Republic International Corp.	1,199	26,822
Primerica, Inc.	50	6,528
Principal Financial Group, Inc.	1,186	65,230
Reinsurance Group of America, Inc.	267	43,537
RenaissanceRe Holdings Ltd.	115	22,542
Unum Group	894	26,069
W.R. Berkley Corp.	614	42,427
White Mountains Insurance Group Ltd.	13	14,502
Willis Group Holdings PLC	553	111,673
		1,252,831
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	2,309	40,823
Annaly Capital Management, Inc.	6,097	57,434
Chimera Investment Corp.	788	16,201
MFA Financial, Inc.	1,904	14,566
New Residential Investment Corp.	1,776	28,611
Starwood Property Trust, Inc.	1,185	29,459
Two Harbors Investment Corp.	1,148	16,784
		203,878
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	1,487	21,071
New York Community Bancorp, Inc.	1,938	23,295
TFS Financial Corp.	221	4,349
		48,715

TOTAL FINANCIALS		3,810,858

HEALTH CARE - 6.9%
Biotechnology - 0.4%
Agios Pharmaceuticals, Inc. (a)	232	11,078
Alkermes PLC (a)	671	13,688
Alnylam Pharmaceuticals, Inc. (a)	74	8,523
bluebird bio, Inc. (a)	237	20,797
Exelixis, Inc. (a)	759	13,374
Moderna, Inc.	90	1,760
United Therapeutics Corp. (a)	184	16,207
		85,427
Health Care Equipment & Supplies - 1.8%
Cantel Medical Corp.	72	5,105
Dentsply Sirona, Inc.	956	54,100
Envista Holdings Corp. (a)	220	6,521
Hill-Rom Holdings, Inc.	138	15,667
Hologic, Inc. (a)	224	11,695
ICU Medical, Inc. (a)	57	10,666
Integra LifeSciences Holdings Corp. (a)	300	17,484
STERIS PLC	339	51,670
The Cooper Companies, Inc.	180	57,832
West Pharmaceutical Services, Inc.	76	11,425
Zimmer Biomet Holdings, Inc.	879	131,569
		373,734
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	374	12,424
Cardinal Health, Inc.	1,257	63,579
Centene Corp. (a)	285	17,918
Covetrus, Inc. (a)	399	5,267
DaVita HealthCare Partners, Inc. (a)	424	31,813
Encompass Health Corp.	206	14,270
Henry Schein, Inc. (a)	547	36,496
Laboratory Corp. of America Holdings (a)	391	66,145
McKesson Corp.	688	95,164
MEDNAX, Inc. (a)	343	9,532
Molina Healthcare, Inc. (a)	58	7,870
Premier, Inc. (a)	266	10,076
Quest Diagnostics, Inc.	577	61,618
Universal Health Services, Inc. Class B	334	47,916
Wellcare Health Plans, Inc. (a)	20	6,604
		486,692
Health Care Technology - 0.0%
Change Healthcare, Inc.	92	1,508
Life Sciences Tools & Services - 1.3%
Adaptive Biotechnologies Corp.	20	598
Agilent Technologies, Inc.	1,201	102,457
Avantor, Inc.	394	7,151
Bio-Rad Laboratories, Inc. Class A (a)	91	33,673
IQVIA Holdings, Inc. (a)	434	67,057
PerkinElmer, Inc.	368	35,733
QIAGEN NV (a)	947	32,009
		278,678
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	620	34,906
Elanco Animal Health, Inc. (a)	1,595	46,973
Horizon Pharma PLC (a)	701	25,376
Jazz Pharmaceuticals PLC (a)	26	3,881
Mylan NV (a)	2,197	44,160
Nektar Therapeutics (a)	611	13,188
Perrigo Co. PLC	537	27,741
		196,225

TOTAL HEALTH CARE		1,422,264

INDUSTRIALS - 11.8%
Aerospace & Defense - 1.5%
Arconic, Inc.	1,640	50,463
BWX Technologies, Inc.	105	6,518
Curtiss-Wright Corp.	183	25,783
Harris Corp.	471	93,197
Hexcel Corp.	24	1,759
Huntington Ingalls Industries, Inc.	36	9,032
Spirit AeroSystems Holdings, Inc. Class A	42	3,061
Teledyne Technologies, Inc. (a)	153	53,021
Textron, Inc.	983	43,842
TransDigm Group, Inc.	40	22,400
		309,076
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	136	10,635
Expeditors International of Washington, Inc.	209	16,306
XPO Logistics, Inc. (a)	166	13,230
		40,171
Airlines - 0.8%
Alaska Air Group, Inc.	277	18,767
American Airlines Group, Inc.	1,507	43,221
Copa Holdings SA Class A	133	14,375
JetBlue Airways Corp. (a)	1,148	21,491
United Continental Holdings, Inc. (a)	772	68,005
		165,859
Building Products - 0.8%
A.O. Smith Corp.	491	23,391
Allegion PLC	97	12,080
Fortune Brands Home & Security, Inc.	406	26,528
Lennox International, Inc.	13	3,172
Masco Corp.	1,224	58,740
Owens Corning	462	30,085
Resideo Technologies, Inc. (a)	538	6,418
		160,414
Commercial Services & Supplies - 0.6%
ADT, Inc.	453	3,592
Clean Harbors, Inc. (a)	218	18,694
IAA Spinco, Inc. (a)	48	2,259
KAR Auction Services, Inc.	44	959
Republic Services, Inc.	856	76,723
Stericycle, Inc. (a)	384	24,503
		126,730
Construction & Engineering - 0.6%
AECOM (a)	666	28,725
Fluor Corp.	595	11,234
Jacobs Engineering Group, Inc.	563	50,574
Quanta Services, Inc.	474	19,297
Valmont Industries, Inc.	90	13,480
		123,310
Electrical Equipment - 0.5%
Acuity Brands, Inc.	126	17,388
AMETEK, Inc.	200	19,948
GrafTech International Ltd.	252	2,928
Hubbell, Inc. Class B	103	15,225
nVent Electric PLC	642	16,422
Regal Beloit Corp.	174	14,896
Sensata Technologies, Inc. PLC (a)	392	21,117
		107,924
Industrial Conglomerates - 0.0%
Carlisle Companies, Inc.	31	5,017
Machinery - 4.4%
AGCO Corp.	270	20,858
Colfax Corp. (a)	394	14,334
Crane Co.	212	18,313
Cummins, Inc.	641	114,713
Dover Corp.	347	39,995
Flowserve Corp.	442	21,998
Fortive Corp.	984	75,168
Gardner Denver Holdings, Inc. (a)	566	20,761
Gates Industrial Corp. PLC (a)	208	2,862
IDEX Corp.	163	28,036
Ingersoll-Rand PLC	61	8,108
ITT, Inc.	378	27,938
Lincoln Electric Holdings, Inc.	13	1,257
Nordson Corp.	22	3,582
Oshkosh Corp.	293	27,732
PACCAR, Inc.	1,453	114,932
Parker Hannifin Corp.	549	112,995
Pentair PLC	716	32,843
Snap-On, Inc.	232	39,301
Stanley Black & Decker, Inc.	650	107,731
Timken Co.	281	15,823
Trinity Industries, Inc.	435	9,635
WABCO Holdings, Inc. (a)	36	4,878
Westinghouse Air Brake Co.	553	43,023
Woodward, Inc.	43	5,093
		911,909
Marine - 0.1%
Kirby Corp. (a)	254	22,741
Professional Services - 0.5%
Equifax, Inc.	80	11,210
IHS Markit Ltd. (a)	627	47,244
Manpower, Inc.	250	24,275
Nielsen Holdings PLC	1,326	26,918
		109,647
Road & Rail - 1.0%
AMERCO	38	14,281
J.B. Hunt Transport Services, Inc.	253	29,545
Kansas City Southern	425	65,093
Knight-Swift Transportation Holdings, Inc. Class A	522	18,708
Landstar System, Inc.	15	1,708
Lyft, Inc.	730	31,405
Old Dominion Freight Lines, Inc.	160	30,365
Ryder System, Inc.	219	11,894
Schneider National, Inc. Class B	229	4,997
		207,996
Trading Companies & Distributors - 0.7%
Air Lease Corp. Class A	415	19,721
Fastenal Co.	232	8,572
HD Supply Holdings, Inc. (a)	708	28,476
MSC Industrial Direct Co., Inc. Class A	185	14,517
United Rentals, Inc. (a)	93	15,510
Univar, Inc. (a)	718	17,404
Watsco, Inc.	138	24,861
WESCO International, Inc. (a)	180	10,690
		139,751
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	312	13,366

TOTAL INDUSTRIALS		2,443,911

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 0.7%
Ciena Corp. (a)	658	28,090
CommScope Holding Co., Inc. (a)	831	11,792
EchoStar Holding Corp. Class A (a)	207	8,965
F5 Networks, Inc. (a)	18	2,514
Juniper Networks, Inc.	1,422	35,024
Motorola Solutions, Inc.	191	30,778
ViaSat, Inc. (a)	239	17,494
		134,657
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	344	29,151
Avnet, Inc.	437	18,546
Coherent, Inc. (a)	102	16,968
Corning, Inc.	2,225	64,770
Dolby Laboratories, Inc. Class A	231	15,893
FLIR Systems, Inc.	526	27,389
IPG Photonics Corp. (a)	142	20,579
Jabil, Inc.	502	20,748
Littelfuse, Inc.	101	19,321
National Instruments Corp.	527	22,313
SYNNEX Corp.	176	22,669
Trimble, Inc. (a)	891	37,146
		315,493
IT Services - 1.4%
Akamai Technologies, Inc. (a)	56	4,837
Alliance Data Systems Corp.	153	17,167
Amdocs Ltd.	580	41,870
CACI International, Inc. Class A (a)	106	26,499
CoreLogic, Inc.	318	13,900
DXC Technology Co.	1,094	41,123
Jack Henry & Associates, Inc.	40	5,827
Leidos Holdings, Inc.	574	56,189
Sabre Corp.	972	21,812
The Western Union Co.	1,398	37,438
VeriSign, Inc. (a)	140	26,975
		293,637
Semiconductors & Semiconductor Equipment - 2.4%
Cree, Inc. (a)	421	19,429
Cypress Semiconductor Corp.	1,578	36,815
First Solar, Inc. (a)	355	19,866
Lam Research Corp.	75	21,930
Marvell Technology Group Ltd.	2,847	75,616
Maxim Integrated Products, Inc.	723	44,472
Microchip Technology, Inc.	718	75,189
MKS Instruments, Inc.	231	25,412
ON Semiconductor Corp. (a)	1,741	42,446
Qorvo, Inc. (a)	498	57,883
Skyworks Solutions, Inc.	693	83,770
		502,828
Software - 0.6%
2U, Inc. (a)	147	3,527
Cerence, Inc. (a)	150	3,395
Ceridian HCM Holding, Inc. (a)	78	5,295
Citrix Systems, Inc.	57	6,321
Dynatrace, Inc.	50	1,265
LogMeIn, Inc.	204	17,491
Medallia, Inc.	12	373
Nortonlifelock, Inc.	2,484	63,392
Nuance Communications, Inc. (a)	1,225	21,842
SolarWinds, Inc. (a)	132	2,449
SS&C Technologies Holdings, Inc.	94	5,772
		131,122
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	5,611	88,990
Western Digital Corp.	1,276	80,988
Xerox Holdings Corp.	769	28,353
		198,331

TOTAL INFORMATION TECHNOLOGY		1,576,068

MATERIALS - 6.7%
Chemicals - 2.9%
Albemarle Corp. U.S.	453	33,087
Ashland Global Holdings, Inc.	261	19,974
Axalta Coating Systems Ltd. (a)	618	18,787
Cabot Corp.	243	11,547
Celanese Corp. Class A	517	63,653
CF Industries Holdings, Inc.	839	40,054
Corteva, Inc.	3,220	95,183
Eastman Chemical Co.	584	46,288
Element Solutions, Inc. (a)	594	6,938
FMC Corp.	552	55,101
Huntsman Corp.	932	22,517
International Flavors & Fragrances, Inc.	458	59,091
NewMarket Corp.	2	973
Olin Corp.	677	11,678
RPM International, Inc.	454	34,849
The Chemours Co. LLC	698	12,627
The Mosaic Co.	1,491	32,265
Valvoline, Inc.	797	17,064
Westlake Chemical Corp.	149	10,452
		592,128
Construction Materials - 0.3%
Eagle Materials, Inc.	30	2,720
Martin Marietta Materials, Inc.	185	51,733
Vulcan Materials Co.	46	6,624
		61,077
Containers & Packaging - 1.5%
Aptargroup, Inc.	165	19,077
Ardagh Group SA	80	1,566
Avery Dennison Corp.	22	2,878
Berry Global Group, Inc. (a)	344	16,337
Crown Holdings, Inc. (a)	233	16,902
Graphic Packaging Holding Co.	1,247	20,763
International Paper Co.	1,687	77,686
O-I Glass, Inc.	676	8,065
Packaging Corp. of America	399	44,684
Sealed Air Corp.	615	24,495
Silgan Holdings, Inc.	334	10,381
Sonoco Products Co.	424	26,169
WestRock Co.	1,086	46,600
		315,603
Metals & Mining - 2.0%
Alcoa Corp. (a)	787	16,928
Freeport-McMoRan, Inc.	6,215	81,541
Newmont Goldcorp Corp.	3,504	152,249
Nucor Corp.	1,307	73,558
Reliance Steel & Aluminum Co.	278	33,293
Royal Gold, Inc.	190	23,228
Steel Dynamics, Inc.	886	30,159
United States Steel Corp.	737	8,409
		419,365
Paper & Forest Products - 0.0%
Domtar Corp.	241	9,216

TOTAL MATERIALS		1,397,389

REAL ESTATE - 14.0%
Equity Real Estate Investment Trusts (REITs) - 13.5%
Alexandria Real Estate Equities, Inc.	488	78,851
American Campus Communities, Inc.	582	27,371
American Homes 4 Rent Class A	623	16,329
Apartment Investment & Management Co. Class A	632	32,643
Apple Hospitality (REIT), Inc.	894	14,528
AvalonBay Communities, Inc.	596	124,981
Boston Properties, Inc.	662	91,263
Brandywine Realty Trust (SBI)	735	11,576
Brixmor Property Group, Inc.	1,262	27,272
Camden Property Trust (SBI)	401	42,546
Colony Capital, Inc.	1,929	9,163
Columbia Property Trust, Inc.	491	10,267
CoreSite Realty Corp.	34	3,812
Corporate Office Properties Trust (SBI)	478	14,044
Cousins Properties, Inc.	621	25,585
CubeSmart	831	26,160
CyrusOne, Inc.	481	31,472
Digital Realty Trust, Inc.	891	106,688
Douglas Emmett, Inc.	715	31,389
Duke Realty Corp.	1,578	54,709
Empire State Realty Trust, Inc.	640	8,934
EPR Properties	334	23,594
Equity Commonwealth	512	16,809
Equity Residential (SBI)	1,562	126,397
Essex Property Trust, Inc.	280	84,241
Extra Space Storage, Inc.	103	10,879
Federal Realty Investment Trust (SBI)	318	40,936
Gaming & Leisure Properties	863	37,152
HCP, Inc.	2,110	72,732
Healthcare Trust of America, Inc.	893	27,040
Highwoods Properties, Inc. (SBI)	442	21,618
Hospitality Properties Trust (SBI)	691	16,812
Host Hotels & Resorts, Inc.	3,058	56,726
Hudson Pacific Properties, Inc.	650	24,473
Invitation Homes, Inc.	2,294	68,751
Iron Mountain, Inc.	1,084	34,547
JBG SMITH Properties	525	20,942
Kilroy Realty Corp.	444	37,252
Kimco Realty Corp.	1,722	35,663
Liberty Property Trust (SBI)	665	39,933
Life Storage, Inc.	201	21,764
Medical Properties Trust, Inc.	2,189	46,210
Mid-America Apartment Communities, Inc.	486	64,084
National Retail Properties, Inc.	731	39,196
Omega Healthcare Investors, Inc.	929	39,343
Outfront Media, Inc.	520	13,946
Paramount Group, Inc.	841	11,707
Park Hotels & Resorts, Inc.	1,032	26,698
Rayonier, Inc.	557	18,247
Realty Income Corp.	1,398	102,935
Regency Centers Corp.	709	44,731
Retail Properties America, Inc.	903	12,100
SITE Centers Corp.	641	8,987
SL Green Realty Corp.	341	31,331
Spirit Realty Capital, Inc.	426	20,951
Store Capital Corp.	913	34,000
Sun Communities, Inc.	294	44,129
Taubman Centers, Inc.	254	7,897
The Macerich Co.	599	16,125
UDR, Inc.	1,177	54,966
Ventas, Inc.	1,597	92,211
VEREIT, Inc.	4,558	42,116
VICI Properties, Inc.	1,985	50,717
Vornado Realty Trust	744	49,476
Weingarten Realty Investors (SBI)	525	16,401
Welltower, Inc.	1,737	142,052
Weyerhaeuser Co.	3,192	96,398
WP Carey, Inc.	733	58,669
		2,793,467
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	909	55,713
Howard Hughes Corp. (a)	117	14,836
Jones Lang LaSalle, Inc.	195	33,948
		104,497

TOTAL REAL ESTATE		2,897,964

UTILITIES - 11.2%
Electric Utilities - 4.7%
Alliant Energy Corp.	1,034	56,580
Avangrid, Inc.	239	12,227
Edison International	1,501	113,190
Entergy Corp.	852	102,070
Evergy, Inc.	980	63,788
Eversource Energy	1,388	118,077
FirstEnergy Corp.	2,316	112,558
Hawaiian Electric Industries, Inc.	467	21,884
IDACORP, Inc.	216	23,069
OGE Energy Corp.	852	37,888
PG&E Corp. (a)	2,262	24,588
Pinnacle West Capital Corp.	479	43,076
PPL Corp.	3,101	111,264
Xcel Energy, Inc.	2,249	142,789
		983,048
Gas Utilities - 0.5%
Atmos Energy Corp.	502	56,154
National Fuel Gas Co.	348	16,196
UGI Corp.	891	40,238
		112,588
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	1,077	42,811
The AES Corp.	2,849	56,695
Vistra Energy Corp.	1,810	41,612
		141,118
Multi-Utilities - 4.6%
Ameren Corp.	1,050	80,640
CenterPoint Energy, Inc.	2,159	58,876
CMS Energy Corp.	1,213	76,225
Consolidated Edison, Inc.	1,425	128,920
DTE Energy Co.	795	103,247
MDU Resources Group, Inc.	849	25,224
NiSource, Inc.	1,592	44,321
Public Service Enterprise Group, Inc.	2,160	127,548
Sempra Energy	1,208	182,976
WEC Energy Group, Inc.	1,349	124,418
		952,395
Water Utilities - 0.7%
American Water Works Co., Inc.	771	94,717
Aqua America, Inc.	922	43,279
		137,996

TOTAL UTILITIES		2,327,145

TOTAL COMMON STOCKS
(Cost $19,830,536)		20,716,100

Money Market Funds - 1.3%
Fidelity Cash Central Fund 1.58% (b)
(Cost $262,371)	262,318	262,371
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $20,092,907)		20,978,471
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(260,123)
NET ASSETS - 100%		$20,718,348

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,968
Total	$1,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Value Index Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $19,830,536)	$20,716,100
Fidelity Central Funds (cost $262,371)	262,371
Total Investment in Securities (cost $20,092,907)		$20,978,471
Cash		22,444
Receivable for investments sold		54
Receivable for fund shares sold		269,124
Dividends receivable		46,136
Distributions receivable from Fidelity Central Funds		298
Total assets		21,316,527
Liabilities
Payable for investments purchased	$557,428
Payable for fund shares redeemed	40,000
Accrued management fee	751
Total liabilities		598,179
Net Assets		$20,718,348
Net Assets consist of:
Paid in capital		$19,928,836
Total accumulated earnings (loss)		789,512
Net Assets		$20,718,348
Net Asset Value, offering price and redemption price per share ($20,718,348 ÷ 976,502 shares)		$21.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period July 11, 2019 (commencement of operations) to December 31, 2019 (Unaudited)
Investment Income
Dividends		$106,693
Income from Fidelity Central Funds		1,968
Total income		108,661
Expenses
Management fee	$1,949
Independent trustees' fees and expenses	8
Total expenses before reductions	1,957
Expense reductions	(4)
Total expenses after reductions		1,953
Net investment income (loss)		106,708
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(80,223)
Futures contracts	297
Total net realized gain (loss)		(79,926)
Change in net unrealized appreciation (depreciation) on investment securities		885,564
Net gain (loss)		805,638
Net increase (decrease) in net assets resulting from operations		$912,346

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period July 11, 2019 (commencement of operations) to December 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$106,708
Net realized gain (loss)	(79,926)
Change in net unrealized appreciation (depreciation)	885,564
Net increase (decrease) in net assets resulting from operations	912,346
Distributions to shareholders	(122,834)
Share transactions
Proceeds from sales of shares	20,633,188
Reinvestment of distributions	69,623
Cost of shares redeemed	(773,975)
Net increase (decrease) in net assets resulting from share transactions	19,928,836
Total increase (decrease) in net assets	20,718,348
Net Assets
Beginning of period	–
End of period	$20,718,348
Other Information
Shares
Sold	1,011,470
Issued in reinvestment of distributions	3,291
Redeemed	(38,259)
Net increase (decrease)	976,502

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Value Index Fund

Six months ended (Unaudited) December 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss)B	.26
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.35
Distributions from net investment income	(.13)
Total distributions	(.13)
Net asset value, end of period	$21.22
Total ReturnC,D	6.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G
Expenses net of fee waivers, if any	.05%G
Expenses net of all reductions	.05%G
Net investment income (loss)	2.77%G
Supplemental Data
Net assets, end of period (000 omitted)	$20,718
Portfolio turnover rateH	21%I

 A For the period July 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Growth Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Novocure Ltd.	0.7
Generac Holdings, Inc.	0.6
Teladoc Health, Inc.	0.6
Arrowhead Pharmaceuticals, Inc.	0.6
Haemonetics Corp.	0.5
Performance Food Group Co.	0.5
Trex Co., Inc.	0.5
Amedisys, Inc.	0.5
HealthEquity, Inc.	0.5
EastGroup Properties, Inc.	0.5
5.5

Top Five Market Sectors as of December 31, 2019

% of fund's net assets
Health Care	30.4
Industrials	18.8
Information Technology	17.3
Consumer Discretionary	12.0
Financials	5.7

Asset Allocation (% of fund's net assets)

As of December 31, 2019 *
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 4.6%

Fidelity® Small Cap Growth Index Fund

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.5%
Bandwidth, Inc. (a)	273	$17,486
Cogent Communications Group, Inc.	859	56,531
IDT Corp. Class B (a)	250	1,803
Ooma, Inc. (a)	418	5,530
ORBCOMM, Inc. (a)	1,176	4,951
Pareteum Corp. (a)	1,796	785
PDVWireless, Inc. (a)	222	9,593
Vonage Holdings Corp. (a)	3,074	22,778
		119,457
Entertainment - 0.2%
Eros International PLC (a)	70	237
Glu Mobile, Inc. (a)	2,341	14,163
IMAX Corp. (a)	1,048	21,411
LiveXLive Media, Inc. (a)	671	1,037
Rosetta Stone, Inc. (a)	65	1,179
		38,027
Interactive Media & Services - 0.8%
Care.com, Inc. (a)	413	6,207
CarGurus, Inc. Class A (a)	1,522	53,544
Cars.com, Inc. (a)	203	2,481
Eventbrite, Inc. (a)	734	14,805
EverQuote, Inc. Class A (a)	176	6,046
Liberty TripAdvisor Holdings, Inc. (a)	1,507	11,076
MeetMe, Inc. (a)	865	4,334
QuinStreet, Inc. (a)	933	14,284
Travelzoo, Inc. (a)	96	1,027
TrueCar, Inc. (a)	1,872	8,892
Yelp, Inc. (a)	1,394	48,553
		171,249
Media - 0.6%
Boston Omaha Corp. (a)	143	3,009
Cardlytics, Inc. (a)	290	18,229
Central European Media Enterprises Ltd. Class A (a)	1,767	8,005
Clear Channel Outdoor Holdings, Inc. (a)	227	649
Entravision Communication Corp. Class A	141	369
Fluent, Inc. (a)	772	1,930
Gray Television, Inc. (a)	751	16,101
Hemisphere Media Group, Inc. (a)	338	5,019
Liberty Media Corp.:
Liberty Braves Class A (a)	174	5,159
Liberty Braves Class C (a)	756	22,332
Loral Space & Communications Ltd. (a)	266	8,597
MDC Partners, Inc. Class A (a)	1,078	2,997
Meredith Corp.	816	26,496
National CineMedia, Inc.	134	977
TechTarget, Inc. (a)	468	12,215
		132,084
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	907	9,932
Gogo, Inc. (a)	1,109	7,098
Shenandoah Telecommunications Co.	968	40,278
		57,308

TOTAL COMMUNICATION SERVICES		518,125

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.8%
Dorman Products, Inc. (a)	548	41,495
Fox Factory Holding Corp. (a)	765	53,221
Gentherm, Inc. (a)	668	29,653
LCI Industries	493	52,815
Standard Motor Products, Inc.	91	4,843
Stoneridge, Inc. (a)	52	1,525
		183,552
Automobiles - 0.1%
Winnebago Industries, Inc.	441	23,364
Distributors - 0.1%
Core-Mark Holding Co., Inc.	909	24,716
Funko, Inc. (a)	457	7,842
		32,558
Diversified Consumer Services - 0.9%
Career Education Corp. (a)	1,410	25,930
Chegg, Inc. (a)	2,398	90,908
Collectors Universe, Inc.	164	3,780
K12, Inc. (a)	57	1,160
Regis Corp. (a)	21	375
Select Interior Concepts, Inc. (a)	103	926
Strategic Education, Inc.	432	68,645
		191,724
Hotels, Restaurants & Leisure - 4.0%
Biglari Holdings, Inc. (a)	16	1,831
BJ's Restaurants, Inc.	392	14,880
Bloomin' Brands, Inc.	1,771	39,086
Boyd Gaming Corp.	1,476	44,191
Brinker International, Inc.	578	24,276
Carrols Restaurant Group, Inc. (a)	32	226
Churchill Downs, Inc.	711	97,549
Chuy's Holdings, Inc. (a)	78	2,022
Cracker Barrel Old Country Store, Inc.	488	75,025
Dave & Buster's Entertainment, Inc.	630	25,307
Denny's Corp. (a)	873	17,355
Dine Brands Global, Inc.	192	16,036
Drive Shack, Inc. (a)	1,120	4,099
Eldorado Resorts, Inc. (a)	1,338	79,798
Everi Holdings, Inc. (a)	1,392	18,695
Golden Entertainment, Inc. (a)	175	3,364
Habit Restaurants, Inc. Class A (a)	116	1,210
Inspired Entertainment, Inc. (a)	127	857
Jack in the Box, Inc.	82	6,398
Kura Sushi U.S.A., Inc. Class A (a)	39	993
Lindblad Expeditions Holdings (a)	467	7,635
Marriott Vacations Worldwide Corp.	150	19,314
Monarch Casino & Resort, Inc. (a)	181	8,788
Nathan's Famous, Inc.	20	1,418
Noodles & Co. (a)	559	3,097
Papa John's International, Inc.	403	25,449
Penn National Gaming, Inc. (a)	239	6,109
PlayAGS, Inc. (a)	558	6,769
Red Rock Resorts, Inc.	1,420	34,009
Ruth's Hospitality Group, Inc.	558	12,145
Scientific Games Corp. Class A (a)	1,131	30,288
SeaWorld Entertainment, Inc. (a)	955	30,283
Shake Shack, Inc. Class A (a)	584	34,789
Target Hospitality Corp. (a)	681	3,405
Texas Roadhouse, Inc. Class A	1,337	75,300
The Cheesecake Factory, Inc.	845	32,837
Twin River Worldwide Holdings, Inc.	356	9,131
Wingstop, Inc.	551	47,513
		861,477
Household Durables - 1.9%
Cavco Industries, Inc. (a)	175	34,192
Century Communities, Inc. (a)	242	6,619
GoPro, Inc. Class A (a)	2,395	10,394
Green Brick Partners, Inc. (a)	5	57
Hamilton Beach Brands Holding Co. Class A	142	2,712
Helen of Troy Ltd. (a)	509	91,513
Hooker Furniture Corp.	8	206
Installed Building Products, Inc. (a)	459	31,611
iRobot Corp. (a)	560	28,353
KB Home	355	12,166
La-Z-Boy, Inc.	387	12,183
Legacy Housing Corp.	50	832
LGI Homes, Inc. (a)	408	28,825
Lovesac (a)	172	2,761
Purple Innovation, Inc. (a)	12	105
Skyline Champion Corp. (a)	1,017	32,239
Sonos, Inc. (a)	1,422	22,212
Taylor Morrison Home Corp. (a)	298	6,514
TopBuild Corp. (a)	676	69,682
Universal Electronics, Inc. (a)	244	12,751
Zagg, Inc. (a)	21	170
		406,097
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	518	7,511
Duluth Holdings, Inc. (a)	244	2,569
Groupon, Inc. (a)	9,122	21,802
Leaf Group Ltd. (a)	259	1,036
Overstock.com, Inc. (a)	85	599
PetMed Express, Inc.	121	2,846
Quotient Technology, Inc. (a)	139	1,371
Shutterstock, Inc. (a)	385	16,509
Stitch Fix, Inc. (a)	742	19,040
The RealReal, Inc.	98	1,847
The Rubicon Project, Inc. (a)	689	5,622
Waitr Holdings, Inc. (a)	131	42
		80,794
Leisure Products - 0.3%
Clarus Corp.	283	3,837
Johnson Outdoors, Inc. Class A	64	4,909
Malibu Boats, Inc. Class A (a)	413	16,912
Marine Products Corp.	138	1,987
MCBC Holdings, Inc. (a)	382	6,017
Sturm, Ruger & Co., Inc.	308	14,485
YETI Holdings, Inc. (a)	838	29,146
		77,293
Specialty Retail - 2.2%
Aaron's, Inc. Class A	1,214	69,332
America's Car Mart, Inc. (a)	126	13,817
American Eagle Outfitters, Inc.	2,894	42,542
Asbury Automotive Group, Inc. (a)	392	43,822
At Home Group, Inc. (a)	38	209
Boot Barn Holdings, Inc. (a)	572	25,471
Camping World Holdings, Inc.	673	9,920
DSW, Inc. Class A	461	7,256
Hibbett Sports, Inc. (a)	30	841
Hudson Ltd. (a)	64	982
Lithia Motors, Inc. Class A (sub. vtg.)	278	40,866
Lumber Liquidators Holdings, Inc. (a)	102	997
MarineMax, Inc. (a)	12	200
Monro, Inc.	662	51,768
Murphy U.S.A., Inc. (a)	102	11,934
National Vision Holdings, Inc. (a)	1,589	51,531
Rent-A-Center, Inc.	999	28,811
RH (a)	95	20,283
Sleep Number Corp. (a)	524	25,802
Tailored Brands, Inc.	895	3,705
The Children's Place Retail Stores, Inc.	307	19,194
Winmark Corp.	20	3,966
		473,249
Textiles, Apparel & Luxury Goods - 1.3%
Centric Brands, Inc. (a)	353	766
Crocs, Inc. (a)	1,399	58,604
Deckers Outdoor Corp. (a)	569	96,081
Kontoor Brands, Inc.	217	9,112
Oxford Industries, Inc.	133	10,031
Steven Madden Ltd.	1,700	73,117
Superior Group of Companies, Inc.	50	677
Wolverine World Wide, Inc.	786	26,520
		274,908

TOTAL CONSUMER DISCRETIONARY		2,605,016

CONSUMER STAPLES - 3.3%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	169	63,857
Celsius Holdings, Inc. (a)	564	2,724
Coca-Cola Bottling Co. Consolidated	96	27,269
Craft Brew Alliance, Inc. (a)	12	198
MGP Ingredients, Inc.	263	12,742
National Beverage Corp.	242	12,347
New Age Beverages Corp. (a)	1,474	2,683
Primo Water Corp. (a)	693	7,779
		129,599
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	779	17,714
Chefs' Warehouse Holdings (a)	493	18,788
HF Foods Group, Inc. (a)	142	2,769
Performance Food Group Co. (a)	2,081	107,130
PriceSmart, Inc.	40	2,841
		149,242
Food Products - 1.2%
B&G Foods, Inc. Class A	143	2,564
Bridgford Foods Corp. (a)	40	992
Calavo Growers, Inc.	330	29,895
Freshpet, Inc. (a)	701	41,422
J&J Snack Foods Corp.	306	56,387
John B. Sanfilippo & Son, Inc.	174	15,883
Lancaster Colony Corp.	278	44,508
Limoneira Co.	85	1,635
Sanderson Farms, Inc.	339	59,739
Tootsie Roll Industries, Inc.	289	9,866
		262,891
Household Products - 0.2%
WD-40 Co.	277	53,777
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	469	9,985
elf Beauty, Inc. (a)	92	1,484
Inter Parfums, Inc.	356	25,885
LifeVantage Corp. (a)	274	4,277
MediFast, Inc.	227	24,875
Revlon, Inc. (a)	123	2,635
USANA Health Sciences, Inc. (a)	252	19,795
Youngevity International, Inc. (a)	232	756
		89,692
Tobacco - 0.2%
22nd Century Group, Inc. (a)	2,418	2,660
Turning Point Brands, Inc.	170	4,862
Vector Group Ltd.	2,101	28,132
		35,654

TOTAL CONSUMER STAPLES		720,855

ENERGY - 0.6%
Energy Equipment & Services - 0.3%
Cactus, Inc.	965	33,119
DMC Global, Inc.	287	12,898
FTS International, Inc. (a)	170	177
Liberty Oilfield Services, Inc. Class A	311	3,458
ProPetro Holding Corp. (a)	931	10,474
RigNet, Inc. (a)	254	1,676
Solaris Oilfield Infrastructure, Inc. Class A	663	9,282
U.S. Well Services, Inc. (a)	212	401
		71,485
Oil, Gas & Consumable Fuels - 0.3%
Altus Midstream Co. (a)	978	2,797
Ardmore Shipping Corp. (a)	136	1,231
Brigham Minerals, Inc. Class A	225	4,824
CVR Energy, Inc.	252	10,188
Dorian LPG Ltd. (a)	105	1,625
Evolution Petroleum Corp.	552	3,019
Falcon Minerals Corp.	143	1,010
GasLog Ltd.	522	5,110
Golar LNG Ltd.	156	2,218
Goodrich Petroleum Corp. (a)	121	1,215
Jagged Peak Energy, Inc. (a)	815	6,919
Matador Resources Co. (a)	222	3,989
Nextdecade Corp. (a)	242	1,486
PrimeEnergy Corp. (a)	8	1,210
Ring Energy, Inc. (a)	479	1,265
Rosehill Resources, Inc. (a)	137	175
SilverBow Resources, Inc. (a)	6	59
Tellurian, Inc. (a)	1,935	14,087
Uranium Energy Corp. (a)	3,668	3,372
		65,799

TOTAL ENERGY		137,284

FINANCIALS - 5.7%
Banks - 1.4%
Ameris Bancorp	189	8,040
Atlantic Capital Bancshares, Inc. (a)	16	294
Bank First National Corp.	109	7,631
Bank7 Corp.	3	57
BayCom Corp. (a)	74	1,683
Cambridge Bancorp	24	1,924
Central Pacific Financial Corp.	40	1,183
Century Bancorp, Inc. Class A (non-vtg.)	6	540
City Holding Co.	27	2,213
CNB Financial Corp., Pennsylvania	7	229
Coastal Financial Corp. of Washington (a)	91	1,499
CrossFirst Bankshares, Inc. (a)	4	58
Eagle Bancorp, Inc.	37	1,799
Esquire Financial Holdings, Inc. (a)	51	1,330
FB Financial Corp.	159	6,295
Fidelity D & D Bancorp, Inc.	25	1,555
First Capital, Inc.	3	219
First Financial Bankshares, Inc.	2,635	92,489
First Financial Corp., Indiana	22	1,006
First Foundation, Inc.	239	4,159
Glacier Bancorp, Inc.	320	14,717
Hanmi Financial Corp.	79	1,580
HarborOne Bancorp, Inc.	207	2,275
Heritage Commerce Corp.	109	1,398
HomeTrust Bancshares, Inc.	102	2,737
Independent Bank Corp.	109	2,469
Independent Bank Corp., Massachusetts	61	5,078
Independent Bank Group, Inc.	180	9,979
Investar Holding Corp.	64	1,536
Lakeland Financial Corp.	363	17,762
Malvern Bancorp, Inc. (a)	13	300
Metrocity Bankshares, Inc.	20	350
Midland States Bancorp, Inc.	41	1,187
National Bank Holdings Corp.	188	6,621
Northeast Bank	9	198
Oak Valley Bancorp Oakdale California	3	58
People's Utah Bancorp	22	663
Preferred Bank, Los Angeles	90	5,408
Red River Bancshares, Inc.	9	505
Reliant Bancorp, Inc.	7	156
Richmond Mutual Bancorp., Inc. (a)	15	239
Seacoast Banking Corp., Florida (a)	186	5,686
ServisFirst Bancshares, Inc.	784	29,541
Stock Yards Bancorp, Inc.	81	3,326
The Bank of NT Butterfield & Son Ltd.	369	13,660
TriState Capital Holdings, Inc. (a)	124	3,239
Triumph Bancorp, Inc. (a)	234	8,897
Union Bankshares, Inc.	18	653
United Community Bank, Inc.	130	4,014
Unity Bancorp, Inc.	7	158
Veritex Holdings, Inc.	297	8,652
West Bancorp., Inc.	82	2,102
Westamerica Bancorp.	92	6,235
		295,582
Capital Markets - 1.6%
Ares Management Corp.	1,446	51,608
Artisan Partners Asset Management, Inc.	542	17,517
Assetmark Financial Holdings, Inc. (a)	132	3,831
Blucora, Inc. (a)	711	18,586
Cohen & Steers, Inc.	460	28,870
Cowen Group, Inc. Class A (a)	260	4,095
Diamond Hill Investment Group, Inc.	57	8,006
Federated Investors, Inc. Class B (non-vtg.)	1,952	63,616
Focus Financial Partners, Inc. Class A (a)	619	18,242
GAMCO Investors, Inc. Class A	103	2,007
Greenhill & Co., Inc.	296	5,056
Hamilton Lane, Inc. Class A	448	26,701
Houlihan Lokey	853	41,686
Ladenburg Thalmann Financial Services, Inc.	2,264	7,879
Moelis & Co. Class A	788	25,153
Och-Ziff Capital Management Group LLC Class A	181	4,000
PJT Partners, Inc.	273	12,320
Pzena Investment Management, Inc.	367	3,164
Safeguard Scientifics, Inc.	376	4,128
Siebert Financial Corp. (a)	166	1,436
Silvercrest Asset Management Group Class A	164	2,063
Value Line, Inc.	29	838
Virtus Investment Partners, Inc.	16	1,948
WisdomTree Investments, Inc.	1,012	4,898
		357,648
Consumer Finance - 0.5%
CURO Group Holdings Corp. (a)	318	3,873
Elevate Credit, Inc. (a)	297	1,322
Enova International, Inc. (a)	446	10,731
First Cash Financial Services, Inc.	849	68,455
Green Dot Corp. Class A (a)	810	18,873
Oportun Financial Corp. (a)	62	1,476
Regional Management Corp. (a)	90	2,703
World Acceptance Corp. (a)	63	5,443
		112,876
Diversified Financial Services - 0.0%
Alerus Financial Corp.	23	526
GWG Holdings, Inc. (a)	14	137
Marlin Business Services Corp.	54	1,187
		1,850
Insurance - 1.4%
BRP Group, Inc. (a)	120	1,926
Crawford & Co. Class A	265	3,040
eHealth, Inc. (a)	460	44,197
Enstar Group Ltd. (a)	39	8,068
Fednat Holding Co.	121	2,012
Global Indemnity Ltd.	28	830
Goosehead Insurance	229	9,710
Health Insurance Innovations, Inc. (a)	200	3,858
Heritage Insurance Holdings, Inc.	42	557
Investors Title Co.	5	796
James River Group Holdings Ltd.	287	11,827
Kinsale Capital Group, Inc.	416	42,291
MBIA, Inc. (a)	141	1,311
National General Holdings Corp.	808	17,857
Palomar Holdings, Inc.	259	13,077
ProSight Global, Inc.	86	1,387
RLI Corp.	807	72,646
Selective Insurance Group, Inc.	541	35,268
State Auto Financial Corp.	11	341
Trupanion, Inc. (a)	580	21,727
United Fire Group, Inc.	38	1,662
Universal Insurance Holdings, Inc.	212	5,934
		300,322
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	742	22,468
Entegra Financial Corp. (a)	3	90
Essent Group Ltd.	1,000	51,990
Farmer Mac Class C (non-vtg.)	56	4,676
FS Bancorp, Inc.	11	702
Greene County Bancorp, Inc.	48	1,382
Hingham Institution for Savings	12	2,522
Kearny Financial Corp.	514	7,109
Meridian Bancorp, Inc. Maryland	129	2,592
Meta Financial Group, Inc.	420	15,334
NMI Holdings, Inc. (a)	1,329	44,096
OceanFirst Financial Corp.	71	1,813
PCSB Financial Corp.	12	243
Pennymac Financial Services, Inc.	87	2,961
Pioneer Bancorp, Inc. (a)	7	107
Provident Bancorp, Inc. (a)	4	50
Southern Missouri Bancorp, Inc.	5	192
United Community Financial Corp.	121	1,411
Walker & Dunlop, Inc.	67	4,334
Waterstone Financial, Inc.	21	400
WMI Holdings Corp. (a)	751	9,395
		173,867

TOTAL FINANCIALS		1,242,145

HEALTH CARE - 30.4%
Biotechnology - 13.9%
89Bio, Inc. (a)	43	1,130
ACADIA Pharmaceuticals, Inc. (a)	2,279	97,496
Acceleron Pharma, Inc. (a)	749	39,712
ADMA Biologics, Inc. (a)	879	3,516
Aduro Biotech, Inc. (a)	1,236	1,458
Adverum Biotechnologies, Inc. (a)	1,077	12,407
Aeglea BioTherapeutics, Inc. (a)	66	504
Affimed NV (a)	1,178	3,228
Agenus, Inc. (a)	2,228	9,068
AgeX Therapeutics, Inc. (a)	407	741
Aimmune Therapeutics, Inc. (a)	913	30,558
Akero Therapeutics, Inc. (a)	82	1,820
Albireo Pharma, Inc. (a)	220	5,592
Aldeyra Therapeutics, Inc. (a)	365	2,121
Alector, Inc.	618	10,648
Allakos, Inc. (a)	396	37,763
Allogene Therapeutics, Inc. (a)	778	20,212
Amicus Therapeutics, Inc. (a)	5,193	50,580
AnaptysBio, Inc. (a)	430	6,988
Anavex Life Sciences Corp. (a)	773	2,002
Apellis Pharmaceuticals, Inc. (a)	991	30,344
Applied Therapeutics, Inc. (a)	98	2,673
Aprea Therapeutics, Inc.	98	4,497
Arena Pharmaceuticals, Inc. (a)	813	36,926
ArQule, Inc. (a)	2,068	41,277
Arrowhead Pharmaceuticals, Inc. (a)	1,891	119,946
Assembly Biosciences, Inc. (a)	45	921
Atara Biotherapeutics, Inc. (a)	1,037	17,079
Athenex, Inc. (a)	1,376	21,012
Athersys, Inc. (a)	2,719	3,344
Atreca, Inc.	116	1,795
Audentes Therapeutics, Inc. (a)	912	54,574
Avid Bioservices, Inc. (a)	1,066	8,176
AVROBIO, Inc. (a)	422	8,495
Axcella Health, Inc.	141	565
Baudax Bio, Inc. (a)	191	1,322
BeyondSpring, Inc. (a)	235	3,643
BioCryst Pharmaceuticals, Inc. (a)	2,579	8,898
Biohaven Pharmaceutical Holding Co. Ltd. (a)	795	43,280
Biospecifics Technologies Corp. (a)	126	7,174
BioXcel Therapeutics, Inc. (a)	142	2,075
Blueprint Medicines Corp. (a)	987	79,069
Bridgebio Pharma, Inc.	356	12,478
Cabaletta Bio, Inc. (a)	96	1,341
Calithera Biosciences, Inc. (a)	123	702
Calyxt, Inc. (a)	181	1,269
CareDx, Inc. (a)	784	16,911
CASI Pharmaceuticals, Inc. (a)	830	2,565
Castle Biosciences, Inc.	63	2,165
Catalyst Pharmaceutical Partners, Inc. (a)	1,902	7,133
Cel-Sci Corp. (a)	472	4,319
Celcuity, Inc. (a)	99	1,053
Cellular Biomedicine Group, Inc. (a)	171	2,777
Centogene NV (a)	26	262
Checkpoint Therapeutics, Inc. (a)	466	802
ChemoCentryx, Inc. (a)	826	32,668
Clovis Oncology, Inc. (a)	1,005	10,477
Coherus BioSciences, Inc. (a)	532	9,579
Constellation Pharmaceuticals, Inc. (a)	275	12,955
Corbus Pharmaceuticals Holdings, Inc. (a)	1,161	6,339
Cortexyme, Inc.	216	12,126
Crinetics Pharmaceuticals, Inc. (a)	215	5,394
Cue Biopharma, Inc. (a)	409	6,493
Cyclerion Therapeutics, Inc. (a)	526	1,431
Cytokinetics, Inc. (a)	1,036	10,992
CytomX Therapeutics, Inc. (a)	924	7,678
Deciphera Pharmaceuticals, Inc. (a)	402	25,020
Denali Therapeutics, Inc. (a)	969	16,880
Dicerna Pharmaceuticals, Inc. (a)	1,058	23,308
Dynavax Technologies Corp. (a)	1,537	8,792
Eagle Pharmaceuticals, Inc. (a)	184	11,055
Editas Medicine, Inc. (a)	1,051	31,120
Eidos Therapeutics, Inc. (a)	232	13,314
Eiger Biopharmaceuticals, Inc. (a)	485	7,227
Emergent BioSolutions, Inc. (a)	925	49,904
Enanta Pharmaceuticals, Inc. (a)	351	21,685
Enochian Biosciences, Inc. (a)	99	497
Epizyme, Inc. (a)	1,158	28,487
Esperion Therapeutics, Inc. (a)	513	30,590
Evelo Biosciences, Inc. (a)	25	102
Fate Therapeutics, Inc. (a)	1,237	24,208
FibroGen, Inc. (a)	1,430	61,333
Flexion Therapeutics, Inc. (a)	679	14,055
Forty Seven, Inc. (a)	455	17,913
Frequency Therapeutics, Inc.	84	1,473
G1 Therapeutics, Inc. (a)	400	10,572
Galectin Therapeutics, Inc. (a)	811	2,319
Galera Therapeutics, Inc. (a)	23	303
Global Blood Therapeutics, Inc. (a)	1,175	93,401
GlycoMimetics, Inc. (a)	665	3,518
Gossamer Bio, Inc.	453	7,080
Gritstone Oncology, Inc. (a)	123	1,103
Halozyme Therapeutics, Inc. (a)	2,901	51,435
Harpoon Therapeutics, Inc.	60	887
Heron Therapeutics, Inc. (a)	1,711	40,209
Homology Medicines, Inc. (a)	507	10,495
Hookipa Pharma, Inc.	182	2,226
IGM Biosciences, Inc. (a)	75	2,862
ImmunoGen, Inc. (a)	1,603	8,183
Immunomedics, Inc. (a)	3,215	68,029
Inovio Pharmaceuticals, Inc. (a)	1,958	6,461
Insmed, Inc. (a)	1,811	43,247
Intellia Therapeutics, Inc. (a)	563	8,259
Intercept Pharmaceuticals, Inc. (a)	510	63,199
Intrexon Corp. (a)	389	2,132
Invitae Corp. (a)	1,763	28,437
Iovance Biotherapeutics, Inc. (a)	2,373	65,685
Ironwood Pharmaceuticals, Inc. Class A (a)	3,124	41,580
Kadmon Holdings, Inc. (a)	3,205	14,519
Kalvista Pharmaceuticals, Inc. (a)	243	4,328
Karuna Therapeutics, Inc. (a)	73	5,500
Karyopharm Therapeutics, Inc. (a)	1,219	23,368
Kindred Biosciences, Inc. (a)	766	6,496
Kiniksa Pharmaceuticals Ltd. (a)	248	2,743
Kodiak Sciences, Inc. (a)	476	34,248
Krystal Biotech, Inc. (a)	214	11,851
Kura Oncology, Inc. (a)	695	9,556
La Jolla Pharmaceutical Co. (a)	399	1,568
Lexicon Pharmaceuticals, Inc. (a)	906	3,760
Ligand Pharmaceuticals, Inc. Class B (a)	58	6,049
LogicBio Therapeutics, Inc. (a)	160	1,152
Macrogenics, Inc. (a)	451	4,907
Madrigal Pharmaceuticals, Inc. (a)	158	14,395
Magenta Therapeutics, Inc. (a)	405	6,140
MannKind Corp. (a)	3,913	5,048
Marker Therapeutics, Inc. (a)	564	1,624
MediciNova, Inc. (a)	885	5,965
MEI Pharma, Inc. (a)	1,370	3,398
MeiraGTx Holdings PLC (a)	349	6,987
Minerva Neurosciences, Inc. (a)	512	3,640
Mirati Therapeutics, Inc. (a)	551	71,002
Mirum Pharmaceuticals, Inc. (a)	49	1,201
Molecular Templates, Inc. (a)	209	2,923
Momenta Pharmaceuticals, Inc. (a)	2,008	39,618
Morphic Holding, Inc.	68	1,167
Mustang Bio, Inc. (a)	580	2,366
Myriad Genetics, Inc. (a)	164	4,466
Natera, Inc. (a)	1,268	42,719
NextCure, Inc.	275	15,491
Novavax, Inc. (a)	224	892
OncoCyte Corp. (a)	508	1,143
Organogenesis Holdings, Inc. Class A (a)	229	1,101
OvaScience, Inc. (a)	153	1,031
Oyster Point Pharma, Inc. (a)	83	2,029
Palatin Technologies, Inc. (a)	4,357	3,408
Pfenex, Inc. (a)	627	6,884
PhaseBio Pharmaceuticals, Inc. (a)	267	1,631
Pieris Pharmaceuticals, Inc. (a)	968	3,504
Portola Pharmaceuticals, Inc. (a)	1,552	37,062
Precision BioSciences, Inc. (a)	718	9,973
Prevail Therapeutics, Inc.	126	1,995
Principia Biopharma, Inc. (a)	346	18,954
Progenics Pharmaceuticals, Inc. (a)	1,814	9,233
Protagonist Therapeutics, Inc. (a)	239	1,685
PTC Therapeutics, Inc. (a)	1,225	58,837
Puma Biotechnology, Inc. (a)	620	5,425
Ra Pharmaceuticals, Inc. (a)	701	32,898
Radius Health, Inc. (a)	906	18,265
RAPT Therapeutics, Inc. (a)	22	607
REGENXBIO, Inc. (a)	679	27,819
Replimune Group, Inc. (a)	251	3,602
Retrophin, Inc. (a)	839	11,914
Rhythm Pharmaceuticals, Inc. (a)	590	13,546
Rigel Pharmaceuticals, Inc. (a)	2,982	6,381
Rocket Pharmaceuticals, Inc. (a)	600	13,656
Rubius Therapeutics, Inc. (a)	723	6,869
Sangamo Therapeutics, Inc. (a)	1,638	13,710
Savara, Inc. (a)	798	3,575
Scholar Rock Holding Corp. (a)	355	4,679
Seres Therapeutics, Inc. (a)	756	2,608
Solid Biosciences, Inc. (a)	36	160
Sorrento Therapeutics, Inc. (a)	2,574	8,700
Spectrum Pharmaceuticals, Inc. (a)	2,076	7,557
Spero Therapeutics, Inc. (a)	5	48
Springworks Therapeutics, Inc. (a)	173	6,659
Stemline Therapeutics, Inc. (a)	954	10,141
Stoke Therapeutics, Inc.	140	3,965
Sutro Biopharma, Inc. (a)	23	253
Syndax Pharmaceuticals, Inc. (a)	397	3,486
Synthorx, Inc.	171	11,951
Syros Pharmaceuticals, Inc. (a)	702	4,851
TCR2 Therapeutics, Inc.	13	186
TG Therapeutics, Inc. (a)	1,571	17,438
The Medicines Company (a)	509	43,234
Tocagen, Inc. (a)	210	112
Translate Bio, Inc. (a)	729	5,934
Turning Point Therapeutics, Inc.	530	33,014
Twist Bioscience Corp. (a)	457	9,597
Tyme, Inc. (a)	1,349	1,889
Ultragenyx Pharmaceutical, Inc. (a)	1,110	47,408
UNITY Biotechnology, Inc. (a)	389	2,805
UroGen Pharma Ltd. (a)	377	12,580
Vanda Pharmaceuticals, Inc. (a)	1,053	17,280
VBI Vaccines, Inc. (a)	2,552	3,522
Veracyte, Inc. (a)	959	26,775
Vericel Corp. (a)	909	15,817
Viela Bio, Inc.	82	2,226
Viking Therapeutics, Inc. (a)	126	1,011
Vir Biotechnology, Inc. (a)	103	1,295
Voyager Therapeutics, Inc. (a)	478	6,668
X4 Pharmaceuticals, Inc. (a)	239	2,557
Xbiotech, Inc. (a)	378	7,055
Xencor, Inc. (a)	951	32,705
Y-mAbs Therapeutics, Inc. (a)	474	14,813
ZIOPHARM Oncology, Inc. (a)	3,249	15,335
		3,015,261
Health Care Equipment & Supplies - 7.1%
Accuray, Inc. (a)	1,835	5,175
Alphatec Holdings, Inc. (a)	700	4,967
Antares Pharma, Inc. (a)	3,281	15,421
Atricure, Inc. (a)	773	25,130
Atrion Corp.	29	21,794
AxoGen, Inc. (a)	691	12,362
Axonics Modulation Technologies, Inc. (a)	320	8,867
BioLife Solutions, Inc. (a)	144	2,330
BioSig Technologies, Inc. (a)	360	2,131
Bovie Medical Corp. (a)	114	964
Cardiovascular Systems, Inc. (a)	701	34,062
Cerus Corp. (a)	2,534	10,693
ConforMis, Inc. (a)	1,265	1,898
CONMED Corp.	549	61,395
Cryolife, Inc. (a)	735	19,911
CryoPort, Inc. (a)	644	10,600
Cutera, Inc. (a)	280	10,027
CytoSorbents Corp. (a)	649	2,499
Genmark Diagnostics, Inc. (a)	1,063	5,113
Glaukos Corp. (a)	791	43,086
Globus Medical, Inc. (a)	1,535	90,381
Haemonetics Corp. (a)	1,034	118,807
Heska Corp. (a)	142	13,623
Inogen, Inc. (a)	371	25,350
Integer Holdings Corp. (a)	478	38,446
IntriCon Corp. (a)	160	2,880
IRadimed Corp. (a)	89	2,081
iRhythm Technologies, Inc. (a)	539	36,701
Lantheus Holdings, Inc. (a)	786	16,121
LeMaitre Vascular, Inc.	291	10,461
LivaNova PLC (a)	776	58,534
Meridian Bioscience, Inc.	89	870
Merit Medical Systems, Inc. (a)	1,088	33,967
Mesa Laboratories, Inc.	80	19,952
Misonix, Inc. (a)	154	2,866
Natus Medical, Inc. (a)	675	22,268
Neogen Corp. (a)	1,037	67,675
Neuronetics, Inc. (a)	290	1,302
Nevro Corp. (a)	605	71,112
Novocure Ltd. (a)	1,759	148,208
NuVasive, Inc. (a)	1,049	81,130
Orthofix International NV (a)	277	12,792
OrthoPediatrics Corp. (a)	184	8,646
Pulse Biosciences, Inc. (a)	238	3,192
Quidel Corp. (a)	720	54,022
Rockwell Medical Technologies, Inc. (a)	1,129	2,755
Senseonics Holdings, Inc. (a)	2,683	2,458
Shockwave Medical, Inc. (a)	511	22,443
SI-BONE, Inc. (a)	325	6,988
Sientra, Inc. (a)	690	6,169
Silk Road Medical, Inc.	324	13,083
Soliton, Inc.	97	1,065
Staar Surgical Co. (a)	895	31,477
SurModics, Inc. (a)	270	11,186
Tactile Systems Technology, Inc. (a)	375	25,316
Tandem Diabetes Care, Inc. (a)	1,136	67,717
TransEnterix, Inc. (a)	119	175
TransMedics Group, Inc.	237	4,505
Utah Medical Products, Inc.	62	6,690
Vapotherm, Inc. (a)	296	3,599
Varex Imaging Corp. (a)	332	9,897
ViewRay, Inc. (a)	1,413	5,963
Wright Medical Group NV (a)	2,560	78,029
Zynex, Inc.	356	2,802
		1,542,129
Health Care Providers & Services - 3.5%
Addus HomeCare Corp. (a)	254	24,694
Amedisys, Inc. (a)	634	105,827
American Renal Associates Holdings, Inc. (a)	175	1,815
AMN Healthcare Services, Inc. (a)	932	58,073
Apollo Medical Holdings, Inc. (a)	123	2,264
Avalon GloboCare Corp. (a)	453	874
BioScrip, Inc. (a)	275	1,026
BioTelemetry, Inc. (a)	675	31,253
Catasys, Inc. (a)	138	2,251
Corvel Corp. (a)	178	15,550
Cross Country Healthcare, Inc. (a)	104	1,208
Exagen, Inc. (a)	51	1,295
Genesis HealthCare, Inc. Class A (a)	1,723	2,826
Hanger, Inc. (a)	126	3,479
HealthEquity, Inc. (a)	1,404	103,994
LHC Group, Inc. (a)	610	84,034
Magellan Health Services, Inc. (a)	246	19,250
National Research Corp. Class A	242	15,957
Pennant Group, Inc. (a)	510	16,866
PetIQ, Inc. Class A (a)	409	10,245
Progyny, Inc. (a)	100	2,745
Providence Service Corp. (a)	236	13,966
R1 RCM, Inc. (a)	2,118	27,492
RadNet, Inc. (a)	842	17,093
Select Medical Holdings Corp. (a)	2,221	51,838
Surgery Partners, Inc. (a)	35	548
Tenet Healthcare Corp. (a)	1,950	74,159
The Ensign Group, Inc.	1,024	46,459
The Joint Corp. (a)	260	4,196
U.S. Physical Therapy, Inc.	255	29,159
		770,436
Health Care Technology - 1.7%
Castlight Health, Inc. Class B (a)	2,034	2,705
Evolent Health, Inc. (a)	338	3,059
Health Catalyst, Inc.	139	4,823
HealthStream, Inc. (a)	187	5,086
HMS Holdings Corp. (a)	1,778	52,629
Inovalon Holdings, Inc. Class A (a)	1,474	27,741
Inspire Medical Systems, Inc. (a)	270	20,037
Livongo Health, Inc.	269	6,741
Nextgen Healthcare, Inc. (a)	1,100	17,677
Omnicell, Inc. (a)	840	68,645
OptimizeRx Corp. (a)	289	2,968
Phreesia, Inc.	181	4,822
Simulations Plus, Inc.	246	7,151
Tabula Rasa HealthCare, Inc. (a)	395	19,229
Teladoc Health, Inc. (a)	1,464	122,566
Vocera Communications, Inc. (a)	629	13,058
		378,937
Life Sciences Tools & Services - 1.3%
Accelerate Diagnostics, Inc. (a)	567	9,582
ChromaDex, Inc. (a)	890	3,836
Codexis, Inc. (a)	1,066	17,045
Fluidigm Corp. (a)	1,468	5,109
Medpace Holdings, Inc. (a)	560	47,074
Nanostring Technologies, Inc. (a)	614	17,081
NeoGenomics, Inc. (a)	1,925	56,306
Pacific Biosciences of California, Inc. (a)	2,610	13,415
Personalis, Inc. (a)	141	1,537
Quanterix Corp. (a)	277	6,546
Repligen Corp. (a)	1,059	97,958
Syneos Health, Inc. (a)	93	5,531
		281,020
Pharmaceuticals - 2.9%
AcelRx Pharmaceuticals, Inc. (a)	543	1,146
Acer Therapeutics, Inc. (a)	65	261
Aerie Pharmaceuticals, Inc. (a)	852	20,593
Akcea Therapeutics, Inc. (a)	260	4,404
Akorn, Inc. (a)	230	345
Amneal Pharmaceuticals, Inc. (a)	2,373	11,438
Amphastar Pharmaceuticals, Inc. (a)	722	13,927
ANI Pharmaceuticals, Inc. (a)	187	11,532
Arvinas Holding Co. LLC (a)	430	17,669
Axsome Therapeutics, Inc. (a)	512	52,920
Biodelivery Sciences International, Inc. (a)	1,694	10,706
Cara Therapeutics, Inc. (a)	695	11,196
Cerecor, Inc. (a)	430	2,318
Chiasma, Inc. (a)	677	3,358
Collegium Pharmaceutical, Inc. (a)	656	13,500
Corcept Therapeutics, Inc. (a)	1,930	23,353
CorMedix, Inc. (a)	491	3,574
CymaBay Therapeutics, Inc. (a)	1,372	2,689
Dermira, Inc. (a)	956	14,493
Eloxx Pharmaceuticals, Inc. (a)	434	3,194
Endo International PLC (a)	223	1,046
Evofem Biosciences, Inc. (a)	274	1,691
Evolus, Inc. (a)	358	4,357
Eyepoint Pharmaceuticals, Inc. (a)	728	1,128
Fulcrum Therapeutics, Inc.	71	1,181
Innoviva, Inc. (a)	1,290	18,266
Intersect ENT, Inc. (a)	628	15,637
Intra-Cellular Therapies, Inc. (a)	453	15,542
Kala Pharmaceuticals, Inc. (a)	251	926
Kaleido Biosciences, Inc. (a)	220	1,104
Liquidia Technologies, Inc. (a)	232	992
Marinus Pharmaceuticals, Inc. (a)	1,050	2,268
MyoKardia, Inc. (a)	901	65,669
NGM Biopharmaceuticals, Inc.	474	8,764
Ocular Therapeutix, Inc. (a)	834	3,294
Odonate Therapeutics, Inc. (a)	245	7,950
Omeros Corp. (a)	947	13,343
OptiNose, Inc. (a)	507	4,675
Pacira Biosciences, Inc. (a)	825	37,373
Paratek Pharmaceuticals, Inc. (a)	666	2,684
Phathom Pharmaceuticals, Inc. (a)	177	5,512
Phibro Animal Health Corp. Class A	391	9,709
Reata Pharmaceuticals, Inc. (a)	191	39,046
Recro Pharma, Inc. (a)	405	7,424
resTORbio, Inc. (a)	13	19
Revance Therapeutics, Inc. (a)	758	12,302
Satsuma Pharmaceuticals, Inc. (a)	67	1,319
SIGA Technologies, Inc. (a)	1,122	5,352
Supernus Pharmaceuticals, Inc. (a)	990	23,483
TherapeuticsMD, Inc. (a)	4,024	9,738
Theravance Biopharma, Inc. (a)	895	23,172
Tricida, Inc. (a)	444	16,757
Verrica Pharmaceuticals, Inc. (a)	105	1,668
WAVE Life Sciences (a)	366	2,933
Xeris Pharmaceuticals, Inc. (a)	500	3,525
Zogenix, Inc. (a)	858	44,728
Zynerba Pharmaceuticals, Inc. (a)	473	2,857
		640,050

TOTAL HEALTH CARE		6,627,833

INDUSTRIALS - 18.8%
Aerospace & Defense - 1.7%
Aerojet Rocketdyne Holdings, Inc. (a)	1,037	47,349
AeroVironment, Inc. (a)	433	26,733
Astronics Corp. (a)	465	12,997
Axon Enterprise, Inc. (a)	1,182	86,617
Cubic Corp.	102	6,484
Ducommun, Inc. (a)	38	1,920
Kratos Defense & Security Solutions, Inc. (a)	1,818	32,742
Mercury Systems, Inc. (a)	1,099	75,952
Moog, Inc. Class A	566	48,297
National Presto Industries, Inc.	10	884
Parsons Corp.	386	15,934
Triumph Group, Inc.	257	6,494
Wesco Aircraft Holdings, Inc. (a)	275	3,031
		365,434
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	1,188	27,870
Forward Air Corp.	571	39,941
Radiant Logistics, Inc. (a)	766	4,267
		72,078
Airlines - 0.4%
Allegiant Travel Co.	264	45,947
Mesa Air Group, Inc. (a)	250	2,235
Spirit Airlines, Inc. (a)	1,086	43,777
		91,959
Building Products - 2.5%
AAON, Inc.	833	41,159
Advanced Drain Systems, Inc.	876	34,024
American Woodmark Corp. (a)	342	35,742
Apogee Enterprises, Inc.	447	14,528
Builders FirstSource, Inc. (a)	2,158	54,835
Continental Building Products, Inc. (a)	336	12,240
CSW Industrials, Inc.	296	22,792
Jeld-Wen Holding, Inc. (a)	1,223	28,630
Masonite International Corp. (a)	472	34,083
Patrick Industries, Inc.	307	16,096
PGT, Inc. (a)	566	8,439
Simpson Manufacturing Co. Ltd.	909	72,929
Trex Co., Inc. (a)	1,190	106,957
Universal Forest Products, Inc.	1,075	51,278
		533,732
Commercial Services & Supplies - 3.6%
ADS Waste Holdings, Inc. (a)	1,346	44,243
Brady Corp. Class A	797	45,636
Casella Waste Systems, Inc. Class A (a)	931	42,854
CECO Environmental Corp. (a)	19	146
Cimpress PLC (a)	404	50,811
Covanta Holding Corp.	2,400	35,616
Deluxe Corp.	51	2,546
Healthcare Services Group, Inc.	1,503	36,553
Heritage-Crystal Clean, Inc. (a)	215	6,745
Herman Miller, Inc.	1,196	49,813
HNI Corp.	688	25,772
Interface, Inc.	1,060	17,585
Kimball International, Inc. Class B	620	12,815
Knoll, Inc.	947	23,921
McGrath RentCorp.	335	25,641
Mobile Mini, Inc.	294	11,146
MSA Safety, Inc.	716	90,474
Pitney Bowes, Inc.	1,698	6,843
Steelcase, Inc. Class A	420	8,593
Tetra Tech, Inc.	1,105	95,207
The Brink's Co.	1,011	91,677
U.S. Ecology, Inc.	490	28,376
Viad Corp.	404	27,270
VSE Corp.	8	304
		780,587
Construction & Engineering - 1.3%
Argan, Inc.	252	10,115
Comfort Systems U.S.A., Inc.	741	36,939
Construction Partners, Inc. Class A (a)	132	2,227
Dycom Industries, Inc. (a)	488	23,009
EMCOR Group, Inc.	848	73,182
Granite Construction, Inc.	137	3,791
Great Lakes Dredge & Dock Corp. (a)	1,093	12,384
Ies Holdings, Inc. (a)	80	2,053
MasTec, Inc. (a)	1,212	77,762
MYR Group, Inc. (a)	328	10,690
NV5 Holdings, Inc. (a)	211	10,645
Primoris Services Corp.	608	13,522
Sterling Construction Co., Inc. (a)	111	1,563
Williams Scotsman Corp. (a)	704	13,017
		290,899
Electrical Equipment - 1.4%
Allied Motion Technologies, Inc.	148	7,178
American Superconductor Corp. (a)	122	958
Atkore International Group, Inc. (a)	952	38,518
AZZ, Inc.	159	7,306
Energous Corp. (a)	555	982
EnerSys	566	42,354
Generac Holdings, Inc. (a)	1,237	124,430
Plug Power, Inc. (a)	5,045	15,942
Sunrun, Inc. (a)	2,280	31,487
Thermon Group Holdings, Inc. (a)	183	4,904
TPI Composites, Inc. (a)	586	10,847
Vicor Corp. (a)	361	16,866
Vivint Solar, Inc. (a)	920	6,679
		308,451
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	720	24,811
Machinery - 4.4%
Actuant Corp. Class A	545	14,186
Alamo Group, Inc.	170	21,344
Albany International Corp. Class A	619	46,994
Barnes Group, Inc.	113	7,001
Blue Bird Cor (a)	144	3,300
Chart Industries, Inc. (a)	732	49,403
Columbus McKinnon Corp. (NY Shares)	292	11,689
Douglas Dynamics, Inc.	456	25,080
Energy Recovery, Inc. (a)	779	7,626
EnPro Industries, Inc.	37	2,475
ESCO Technologies, Inc.	486	44,955
Evoqua Water Technologies Corp. (a)	1,519	28,785
Federal Signal Corp.	1,145	36,926
Franklin Electric Co., Inc.	885	50,728
Gencor Industries, Inc. (a)	30	350
Gorman-Rupp Co.	66	2,475
Graham Corp.	3	66
Harsco Corp. (a)	1,587	36,517
Hillenbrand, Inc.	840	27,980
John Bean Technologies Corp.	631	71,088
Kadant, Inc.	220	23,175
L.B. Foster Co. Class A (a)	8	155
Lindsay Corp.	78	7,487
Luxfer Holdings PLC sponsored	514	9,514
Meritor, Inc. (a)	1,276	33,418
Miller Industries, Inc.	8	297
Mueller Industries, Inc.	613	19,463
Mueller Water Products, Inc. Class A	1,871	22,415
Omega Flex, Inc.	58	6,223
Proto Labs, Inc. (a)	548	55,649
RBC Bearings, Inc. (a)	490	77,587
REV Group, Inc.	90	1,101
Rexnord Corp. (a)	228	7,437
Spartan Motors, Inc.	507	9,167
SPX Corp. (a)	724	36,837
Sun Hydraulics Corp.	597	27,599
Tennant Co.	364	28,363
Terex Corp.	980	29,184
Watts Water Technologies, Inc. Class A	312	31,125
Welbilt, Inc. (a)	2,637	41,164
		956,328
Marine - 0.0%
Scorpio Bulkers, Inc.	235	1,497
Professional Services - 1.9%
ASGN, Inc. (a)	904	64,157
Barrett Business Services, Inc.	146	13,207
BG Staffing, Inc.	85	1,861
CRA International, Inc.	43	2,342
Exponent, Inc.	1,044	72,046
Forrester Research, Inc.	219	9,132
Franklin Covey Co. (a)	190	6,124
FTI Consulting, Inc. (a)	65	7,193
Heidrick & Struggles International, Inc.	34	1,105
Huron Consulting Group, Inc. (a)	56	3,848
ICF International, Inc.	226	20,706
Insperity, Inc.	763	65,649
Kforce, Inc.	409	16,237
Korn Ferry	1,147	48,633
MISTRAS Group, Inc. (a)	66	942
Resources Connection, Inc.	182	2,972
TriNet Group, Inc. (a)	903	51,119
Upwork, Inc. (a)	1,161	12,388
Willdan Group, Inc. (a)	212	6,737
		406,398
Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	1,160	37,398
Heartland Express, Inc.	41	863
P.A.M. Transportation Services, Inc. (a)	28	1,616
Saia, Inc. (a)	316	29,426
Universal Logistics Holdings, Inc.	159	3,015
		72,318
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	778	51,885
Beacon Roofing Supply, Inc. (a)	265	8,475
EVI Industries, Inc.	97	2,623
Foundation Building Materials, Inc. (a)	117	2,264
General Finance Corp. (a)	120	1,328
GMS, Inc. (a)	360	9,749
H&E Equipment Services, Inc.	504	16,849
Herc Holdings, Inc. (a)	40	1,958
Kaman Corp.	78	5,142
Lawson Products, Inc. (a)	82	4,272
MRC Global, Inc. (a)	145	1,978
SiteOne Landscape Supply, Inc. (a)	828	75,058
Systemax, Inc.	180	4,529
Transcat, Inc. (a)	142	4,524
Willis Lease Finance Corp. (a)	3	177
		190,811

TOTAL INDUSTRIALS		4,095,303

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	764	51,807
Calix Networks, Inc. (a)	479	3,832
Cambium Networks Corp. (a)	31	271
Casa Systems, Inc. (a)	546	2,233
Clearfield, Inc. (a)	241	3,360
Dasan Zhone Solutions, Inc. (a)	130	1,152
Extreme Networks, Inc. (a)	2,421	17,843
InterDigital, Inc.	636	34,656
KVH Industries, Inc. (a)	19	211
Plantronics, Inc.	679	18,564
Viavi Solutions, Inc. (a)	4,655	69,825
		203,754
Electronic Equipment & Components - 2.1%
Airgain, Inc. (a)	196	2,095
Akoustis Technologies, Inc. (a)	509	4,072
Badger Meter, Inc.	579	37,594
Coda Octopus Group, Inc. (a)	93	778
ePlus, Inc. (a)	236	19,892
Fabrinet (a)	682	44,221
FARO Technologies, Inc. (a)	331	16,666
Fitbit, Inc. (a)	971	6,379
II-VI, Inc. (a)	1,159	39,024
Insight Enterprises, Inc. (a)	259	18,205
Iteris, Inc. (a)	796	3,972
Itron, Inc. (a)	692	58,093
Kimball Electronics, Inc. (a)	30	527
MTS Systems Corp.	120	5,764
Napco Security Technolgies, Inc. (a)	243	7,142
nLIGHT, Inc. (a)	668	13,547
Novanta, Inc. (a)	682	60,316
OSI Systems, Inc. (a)	342	34,453
Par Technology Corp. (a)	228	7,009
Plexus Corp. (a)	80	6,155
Rogers Corp. (a)	376	46,898
Sanmina Corp. (a)	312	10,683
Vishay Precision Group, Inc. (a)	155	5,270
Wrap Technologies, Inc. (a)	193	1,233
		449,988
IT Services - 2.7%
3PEA International, Inc. (a)	605	6,141
Brightcove, Inc. (a)	794	6,900
Cardtronics PLC (a)	603	26,924
Cass Information Systems, Inc.	282	16,283
CSG Systems International, Inc.	671	34,744
Endurance International Group Holdings, Inc. (a)	1,437	6,754
EVERTEC, Inc.	1,234	42,005
EVO Payments, Inc. Class A (a)	714	18,857
Exela Technologies, Inc. (a)	449	183
ExlService Holdings, Inc. (a)	677	47,024
GTT Communications, Inc. (a)	669	7,593
Hackett Group, Inc.	440	7,102
i3 Verticals, Inc. Class A (a)	299	8,447
International Money Express, Inc. (a)	346	4,166
Limelight Networks, Inc. (a)	933	3,807
Maximus, Inc.	1,287	95,740
NIC, Inc.	1,337	29,882
Perficient, Inc. (a)	647	29,807
Perspecta, Inc.	193	5,103
PRG-Schultz International, Inc. (a)	430	2,116
Priority Technology Holdings, Inc. (a)	69	169
Science Applications International Corp.	1,170	101,813
Ttec Holdings, Inc.	292	11,569
Tucows, Inc. (a)	191	11,800
Unisys Corp. (a)	728	8,634
Verra Mobility Corp. (a)	2,594	36,290
Virtusa Corp. (a)	584	26,473
		596,326
Semiconductors & Semiconductor Equipment - 3.2%
Adesto Technologies Corp. (a)	482	4,097
Advanced Energy Industries, Inc. (a)	768	54,682
Ambarella, Inc. (a)	257	15,564
Brooks Automation, Inc.	1,247	52,324
Cabot Microelectronics Corp.	588	84,860
Ceva, Inc. (a)	393	10,595
Diodes, Inc. (a)	200	11,274
DSP Group, Inc. (a)	160	2,518
Enphase Energy, Inc. (a)	1,866	48,759
FormFactor, Inc. (a)	114	2,961
Ichor Holdings Ltd. (a)	101	3,360
Impinj, Inc. (a)	343	8,870
Inphi Corp. (a)	910	67,358
Lattice Semiconductor Corp. (a)	2,554	48,884
MaxLinear, Inc. Class A (a)	1,343	28,498
NVE Corp.	91	6,497
Onto Innovation, Inc. (a)	222	8,112
PDF Solutions, Inc. (a)	42	709
Power Integrations, Inc.	574	56,774
Semtech Corp. (a)	1,228	64,961
Silicon Laboratories, Inc. (a)	870	100,903
Xperi Corp.	209	3,867
		686,427
Software - 8.3%
8x8, Inc. (a)	1,902	34,807
A10 Networks, Inc. (a)	1,026	7,049
ACI Worldwide, Inc. (a)	2,334	88,424
Agilysys, Inc. (a)	422	10,723
Alarm.com Holdings, Inc. (a)	744	31,970
Altair Engineering, Inc. Class A (a)	810	29,087
American Software, Inc. Class A	329	4,896
AppFolio, Inc. (a)	318	34,964
Appian Corp. Class A (a)	691	26,403
Benefitfocus, Inc. (a)	596	13,076
Blackbaud, Inc.	988	78,645
BlackLine, Inc. (a)	878	45,270
Bottomline Technologies, Inc. (a)	877	47,007
Box, Inc. Class A (a)	2,906	48,763
ChannelAdvisor Corp. (a)	520	4,701
Cision Ltd. (a)	1,850	18,445
Cloudera, Inc. (a)	301	3,501
CommVault Systems, Inc. (a)	834	37,230
Cornerstone OnDemand, Inc. (a)	1,150	67,333
Digimarc Corp. (a)	222	7,450
Digital Turbine, Inc. (a)	1,565	11,158
Domo, Inc. Class B (a)	360	7,819
Ebix, Inc.	473	15,803
eGain Communications Corp. (a)	385	3,049
Envestnet, Inc. (a)	978	68,098
Everbridge, Inc. (a)	674	52,626
Five9, Inc. (a)	1,212	79,483
Forescout Technologies, Inc. (a)	859	28,175
Ideanomics, Inc. (a)	875	749
Instructure, Inc. (a)	705	33,988
Intelligent Systems Corp. (a)	137	5,472
j2 Global, Inc.	942	88,275
LivePerson, Inc. (a)	1,262	46,694
Majesco (a)	121	998
MicroStrategy, Inc. Class A (a)	169	24,104
Mitek Systems, Inc. (a)	767	5,868
MobileIron, Inc. (a)	2,004	9,739
Model N, Inc. (a)	661	23,181
Onespan, Inc. (a)	465	7,961
Phunware, Inc. (a)	766	912
Ping Identity Holding Corp. (a)	223	5,419
Progress Software Corp.	906	37,644
PROS Holdings, Inc. (a)	669	40,086
Q2 Holdings, Inc. (a)	885	71,756
QAD, Inc. Class A	122	6,213
Qualys, Inc. (a)	684	57,025
Rapid7, Inc. (a)	999	55,964
Rimini Street, Inc. (a)	458	1,777
SailPoint Technologies Holding, Inc. (a)	1,745	41,182
SecureWorks Corp. (a)	10	167
SharpSpring, Inc. (a)	200	2,294
ShotSpotter, Inc. (a)	160	4,080
SPS Commerce, Inc. (a)	707	39,182
SurveyMonkey (a)	1,758	31,415
Telaria, Inc. (a)	879	7,744
TeleNav, Inc. (a)	332	1,614
Tenable Holdings, Inc. (a)	756	18,114
Upland Software, Inc. (a)	463	16,534
Varonis Systems, Inc. (a)	601	46,704
Verint Systems, Inc. (a)	1,269	70,252
VirnetX Holding Corp. (a)	1,248	4,742
Workiva, Inc. (a)	745	31,327
Yext, Inc. (a)	1,920	27,686
Zix Corp. (a)	1,107	7,505
Zuora, Inc. (a)	1,806	25,880
		1,806,202
Technology Hardware, Storage & Peripherals - 0.1%
Astro-Med, Inc.	154	2,113
Avid Technology, Inc. (a)	595	5,105
Diebold Nixdorf, Inc. (a)	788	8,321
Sonim Technologies, Inc.	195	708
		16,247

TOTAL INFORMATION TECHNOLOGY		3,758,944

MATERIALS - 3.1%
Chemicals - 2.2%
Advanced Emissions Solutions, Inc.	284	2,982
Amyris, Inc. (a)	148	457
Balchem Corp.	652	66,263
Chase Corp.	147	17,417
Ferro Corp. (a)	1,342	19,902
GCP Applied Technologies, Inc. (a)	1,101	25,004
H.B. Fuller Co.	772	39,812
Ingevity Corp. (a)	853	74,535
Innospec, Inc.	425	43,962
Koppers Holdings, Inc. (a)	275	10,511
Kraton Performance Polymers, Inc. (a)	183	4,634
Marrone Bio Innovations, Inc. (a)	861	870
OMNOVA Solutions, Inc. (a)	886	8,957
Orion Engineered Carbons SA	824	15,903
PolyOne Corp.	1,473	54,192
Quaker Chemical Corp.	264	43,433
Sensient Technologies Corp.	451	29,807
Stepan Co.	41	4,200
Tronox Holdings PLC	857	9,787
		472,628
Construction Materials - 0.1%
Forterra, Inc. (a)	360	4,162
Summit Materials, Inc. (a)	409	9,775
U.S. Concrete, Inc. (a)	325	13,540
United States Lime & Minerals, Inc.	5	452
		27,929
Containers & Packaging - 0.0%
Myers Industries, Inc.	725	12,093
UFP Technologies, Inc. (a)	19	943
		13,036
Metals & Mining - 0.6%
AK Steel Holding Corp. (a)	2,805	9,228
Cleveland-Cliffs, Inc.	794	6,670
Compass Minerals International, Inc.	692	42,184
Kaiser Aluminum Corp.	163	18,075
Materion Corp.	169	10,047
Mayville Engineering Co., Inc.	151	1,416
Novagold Resources, Inc. (a)	3,299	29,521
Ryerson Holding Corp. (a)	305	3,608
Worthington Industries, Inc.	177	7,466
		128,215
Paper & Forest Products - 0.2%
Boise Cascade Co.	189	6,904
Louisiana-Pacific Corp.	337	9,999
Neenah, Inc.	280	19,720
Verso Corp. (a)	55	992
		37,615

TOTAL MATERIALS		679,423

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Alexanders, Inc.	44	14,535
American Assets Trust, Inc.	993	45,579
American Finance Trust, Inc.	149	1,976
Armada Hoffler Properties, Inc.	380	6,973
Bluerock Residential Growth (REIT), Inc.	467	5,627
CareTrust (REIT), Inc.	1,457	30,058
Clipper Realty, Inc.	323	3,424
Community Healthcare Trust, Inc.	240	10,286
Easterly Government Properties, Inc.	369	8,756
EastGroup Properties, Inc.	770	102,156
Essential Properties Realty Trust, Inc.	205	5,086
First Industrial Realty Trust, Inc.	544	22,581
Four Corners Property Trust, Inc.	1,413	39,832
Gladstone Commercial Corp.	218	4,765
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	102	3,282
iStar Financial, Inc.	881	12,783
LTC Properties, Inc.	403	18,042
Monmouth Real Estate Investment Corp. Class A	295	4,272
National Health Investors, Inc.	379	30,881
National Storage Affiliates Trust	1,223	41,117
New Senior Investment Group, Inc.	756	5,783
NexPoint Residential Trust, Inc.	403	18,135
Pennsylvania Real Estate Investment Trust (SBI)	669	3,566
PS Business Parks, Inc.	408	67,267
QTS Realty Trust, Inc. Class A	1,173	63,659
Ryman Hospitality Properties, Inc.	936	81,114
Safety Income and Growth, Inc.	12	484
Saul Centers, Inc.	226	11,928
Seritage Growth Properties	76	3,046
Tanger Factory Outlet Centers, Inc.	1,872	27,575
Terreno Realty Corp.	146	7,904
The GEO Group, Inc.	2,438	40,495
UMH Properties, Inc.	634	9,973
Uniti Group, Inc.	3,776	31,001
Universal Health Realty Income Trust (SBI)	240	28,166
		812,107
Real Estate Management & Development - 0.9%
Altisource Portfolio Solutions SA (a)	3	58
Cushman & Wakefield PLC (a)	2,159	44,130
eXp World Holdings, Inc. (a)	404	4,577
Kennedy-Wilson Holdings, Inc.	1,258	28,053
Marcus & Millichap, Inc. (a)	409	15,235
Maui Land & Pineapple, Inc. (a)	90	1,013
Newmark Group, Inc.	2,593	34,889
Redfin Corp. (a)	1,827	38,623
The RMR Group, Inc.	309	14,103
		180,681

TOTAL REAL ESTATE		992,788

UTILITIES - 1.5%
Electric Utilities - 0.2%
El Paso Electric Co.	137	9,301
Genie Energy Ltd. Class B	121	935
MGE Energy, Inc.	254	20,020
Otter Tail Corp.	350	17,952
Spark Energy, Inc. Class A,	225	2,077
		50,285
Gas Utilities - 0.3%
Chesapeake Utilities Corp.	325	31,145
New Jersey Resources Corp.	112	4,992
Northwest Natural Holding Co.	88	6,488
South Jersey Industries, Inc.	266	8,773
Southwest Gas Holdings, Inc.	123	9,344
		60,742
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp. (a)	1,285	2,994
Ormat Technologies, Inc.	288	21,462
Sunnova Energy International, Inc.	80	893
Terraform Power, Inc.	1,126	17,329
		42,678
Water Utilities - 0.8%
American States Water Co.	740	64,114
AquaVenture Holdings Ltd. (a)	50	1,356
California Water Service Group	919	47,384
Global Water Resources, Inc.	250	3,288
Middlesex Water Co.	281	17,863
Pure Cycle Corp. (a)	341	4,293
SJW Corp.	340	24,160
York Water Co.	235	10,836
		173,294

TOTAL UTILITIES		326,999

TOTAL COMMON STOCKS
(Cost $20,323,883)		21,704,715

Money Market Funds - 0.6%
Fidelity Cash Central Fund 1.58% (b)
(Cost $139,287)	139,259	139,287
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $20,463,170)		21,844,002
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(62,376)
NET ASSETS - 100%		$21,781,626

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,008
Total	$2,008

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Growth Index Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $20,323,883)	$21,704,715
Fidelity Central Funds (cost $139,287)	139,287
Total Investment in Securities (cost $20,463,170)		$21,844,002
Cash		1,288
Receivable for investments sold		19,329
Receivable for fund shares sold		277,975
Dividends receivable		9,340
Distributions receivable from Fidelity Central Funds		286
Total assets		22,152,220
Liabilities
Payable for investments purchased	$300,370
Payable for fund shares redeemed	69,405
Accrued management fee	819
Total liabilities		370,594
Net Assets		$21,781,626
Net Assets consist of:
Paid in capital		$20,440,179
Total accumulated earnings (loss)		1,341,447
Net Assets		$21,781,626
Net Asset Value, offering price and redemption price per share ($21,781,626 ÷ 1,020,662 shares)		$21.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period July 11, 2019 (commencement of operations) to December 31, 2019 (Unaudited)
Investment Income
Dividends		$45,774
Income from Fidelity Central Funds		2,008
Total income		47,782
Expenses
Management fee	$2,860
Independent trustees' fees and expenses	14
Total expenses before reductions	2,874
Expense reductions	(12)
Total expenses after reductions		2,862
Net investment income (loss)		44,920
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,035)
Futures contracts	668
Total net realized gain (loss)		(25,367)
Change in net unrealized appreciation (depreciation) on investment securities		1,380,832
Net gain (loss)		1,355,465
Net increase (decrease) in net assets resulting from operations		$1,400,385

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period July 11, 2019 (commencement of operations) to December 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,920
Net realized gain (loss)	(25,367)
Change in net unrealized appreciation (depreciation)	1,380,832
Net increase (decrease) in net assets resulting from operations	1,400,385
Distributions to shareholders	(58,938)
Share transactions
Proceeds from sales of shares	22,037,063
Reinvestment of distributions	55,917
Cost of shares redeemed	(1,652,801)
Net increase (decrease) in net assets resulting from share transactions	20,440,179
Total increase (decrease) in net assets	21,781,626
Net Assets
Beginning of period	–
End of period	$21,781,626
Other Information
Shares
Sold	1,100,148
Issued in reinvestment of distributions	2,615
Redeemed	(82,101)
Net increase (decrease)	1,020,662

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Growth Index Fund

Six months ended (Unaudited) December 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	1.33
Total from investment operations	1.40
Distributions from net investment income	(.05)
Distributions from net realized gain	(.01)
Total distributions	(.06)
Net asset value, end of period	$21.34
Total ReturnC,D	7.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G
Expenses net of fee waivers, if any	.05%G
Expenses net of all reductions	.05%G
Net investment income (loss)	.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$21,782
Portfolio turnover rateH	6%I

 A For the period July 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Value Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Lumentum Holdings, Inc.	0.6
Tech Data Corp.	0.5
Radian Group, Inc.	0.5
Rexford Industrial Realty, Inc.	0.5
Portland General Electric Co.	0.5
ONE Gas, Inc.	0.5
Cirrus Logic, Inc.	0.5
Black Hills Corp.	0.5
Blackstone Mortgage Trust, Inc.	0.5
Darling International, Inc.	0.5
5.1

Top Five Market Sectors as of December 31, 2019

% of fund's net assets
Financials	30.1
Industrials	12.6
Real Estate	11.1
Consumer Discretionary	9.6
Information Technology	9.6

Asset Allocation (% of fund's net assets)

As of December 31, 2019 *
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 4.9%

Fidelity® Small Cap Value Index Fund

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	603	$33,400
Bandwidth, Inc. (a)	148	9,479
Cincinnati Bell, Inc. (a)	2,730	28,583
Consolidated Communications Holdings, Inc.	3,826	14,845
Frontier Communications Corp. (a)	5,661	5,036
IDT Corp. Class B (a)	228	1,644
Intelsat SA (a)	3,643	25,610
Iridium Communications, Inc. (a)	5,429	133,771
ORBCOMM, Inc. (a)	801	3,372
Pareteum Corp. (a)	3,600	1,574
Vonage Holdings Corp. (a)	3,978	29,477
		286,791
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A	2,825	20,453
Eros International PLC (a)	3,649	12,370
Gaia, Inc. Class A (a)	549	4,387
Marcus Corp.	1,219	38,728
Reading International, Inc. Class A (a)	887	9,926
Rosetta Stone, Inc. (a)	954	17,306
		103,170
Interactive Media & Services - 0.1%
Care.com, Inc. (a)	96	1,443
Cars.com, Inc. (a)	3,196	39,055
DHI Group, Inc. (a)	2,700	8,127
MeetMe, Inc. (a)	1,337	6,698
TrueCar, Inc. (a)	790	3,753
		59,076
Media - 1.4%
Boston Omaha Corp. (a)	167	3,514
Cbdmd, Inc. (a)	518	1,171
Clear Channel Outdoor Holdings, Inc. (a)	1,912	5,468
comScore, Inc. (a)	2,666	13,170
Cumulus Media, Inc. (a)	781	13,722
Daily Journal Corp. (a)	62	18,006
E.W. Scripps Co. Class A	3,011	47,303
Emerald Expositions Events, Inc.	1,353	14,274
Entercom Communications Corp. Class A	6,502	30,169
Entravision Communication Corp. Class A	2,701	7,077
Fluent, Inc. (a)	281	703
Gray Television, Inc. (a)	2,964	63,548
Hemisphere Media Group, Inc. (a)	85	1,262
Lee Enterprises, Inc. (a)	2,754	3,911
Liberty Latin America Ltd.:
Class A (a)	2,506	48,366
Class C (a)	6,268	121,975
Marchex, Inc. Class B (a)	2,003	7,571
MSG Network, Inc. Class A (a)	2,365	41,151
National CineMedia, Inc.	3,063	22,329
New Media Investment Group, Inc.	6,460	41,215
Saga Communications, Inc. Class A	211	6,414
Scholastic Corp.	1,618	62,212
Tegna, Inc.	11,920	198,945
Tribune Publishing Co.	962	12,660
WideOpenWest, Inc. (a)	1,382	10,254
		796,390
Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	971	11,875

TOTAL COMMUNICATION SERVICES		1,257,302

CONSUMER DISCRETIONARY - 9.6%
Auto Components - 1.3%
Adient PLC (a)	4,807	102,149
American Axle & Manufacturing Holdings, Inc. (a)	6,139	66,056
Cooper Tire & Rubber Co.	2,758	79,293
Cooper-Standard Holding, Inc. (a)	916	30,375
Dana, Inc.	7,923	144,199
Modine Manufacturing Co. (a)	2,687	20,690
Motorcar Parts of America, Inc. (a)	1,027	22,625
Standard Motor Products, Inc.	913	48,590
Stoneridge, Inc. (a)	1,289	37,793
Tenneco, Inc.	2,793	36,588
Visteon Corp. (a)	1,531	132,569
		720,927
Automobiles - 0.0%
Winnebago Industries, Inc.	508	26,914
Distributors - 0.0%
Weyco Group, Inc.	325	8,596
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	2,952	103,231
American Public Education, Inc. (a)	822	22,515
Carriage Services, Inc.	897	22,963
Collectors Universe, Inc.	42	968
Houghton Mifflin Harcourt Co. (a)	5,761	36,006
K12, Inc. (a)	1,991	40,517
Laureate Education, Inc. Class A (a)	6,470	113,937
OneSpaWorld Holdings Ltd.	2,500	42,100
Regis Corp. (a)	1,186	21,194
Select Interior Concepts, Inc. (a)	788	7,084
Weight Watchers International, Inc. (a)	2,561	97,856
		508,371
Hotels, Restaurants & Leisure - 1.3%
BFC Financial Corp. Class A	3,530	16,838
Biglari Holdings, Inc. (a)	7	801
Bluegreen Vacations Corp.	383	3,960
Boyd Gaming Corp.	405	12,126
Brinker International, Inc.	497	20,874
Carrols Restaurant Group, Inc. (a)	1,803	12,711
Century Casinos, Inc. (a)	1,477	11,698
Chuy's Holdings, Inc. (a)	676	17,522
Del Taco Restaurants, Inc. (a)	1,587	12,545
Denny's Corp. (a)	791	15,725
Dine Brands Global, Inc.	356	29,733
Drive Shack, Inc. (a)	291	1,065
El Pollo Loco Holdings, Inc. (a)	1,072	16,230
Fiesta Restaurant Group, Inc. (a)	1,292	12,778
Golden Entertainment, Inc. (a)	488	9,379
Habit Restaurants, Inc. Class A (a)	772	8,052
Inspired Entertainment, Inc. (a)	69	466
J. Alexanders Holdings, Inc. (a)	733	7,007
Jack in the Box, Inc.	1,196	93,324
Kura Sushi U.S.A., Inc. Class A (a)	86	2,189
Marriott Vacations Worldwide Corp.	1,862	239,751
Monarch Casino & Resort, Inc. (a)	129	6,263
Nathan's Famous, Inc.	98	6,946
Papa John's International, Inc.	133	8,399
Penn National Gaming, Inc. (a)	5,347	136,669
Potbelly Corp. (a)	1,098	4,634
RCI Hospitality Holdings, Inc.	502	10,291
Red Lion Hotels Corp. (a)	1,274	4,752
Red Robin Gourmet Burgers, Inc. (a)	718	23,708
Wingstop, Inc.	121	10,434
		756,870
Household Durables - 1.6%
Bassett Furniture Industries, Inc.	535	8,924
Beazer Homes U.S.A., Inc. (a)	1,558	22,015
Century Communities, Inc. (a)	846	23,138
Ethan Allen Interiors, Inc.	1,325	25,255
Flexsteel Industries, Inc.	404	8,048
GoPro, Inc. Class A (a)	594	2,578
Green Brick Partners, Inc. (a)	1,261	14,476
Hooker Furniture Corp.	585	15,029
KB Home	3,752	128,581
La-Z-Boy, Inc.	1,421	44,733
Legacy Housing Corp.	212	3,528
Lifetime Brands, Inc.	629	4,372
M.D.C. Holdings, Inc.	2,770	105,703
M/I Homes, Inc. (a)	1,486	58,474
Meritage Homes Corp. (a)	1,987	121,426
Purple Innovation, Inc. (a)	320	2,787
Taylor Morrison Home Corp. (a)	4,974	108,732
TRI Pointe Homes, Inc. (a)	7,588	118,221
Tupperware Brands Corp.	2,682	23,012
Universal Electronics, Inc. (a)	68	3,554
William Lyon Homes, Inc. (a)	1,749	34,945
Zagg, Inc. (a)	1,461	11,849
		889,380
Internet & Direct Marketing Retail - 0.3%
Lands' End, Inc. (a)	589	9,895
Leaf Group Ltd. (a)	295	1,180
Liquidity Services, Inc. (a)	1,529	9,113
Overstock.com, Inc. (a)	1,275	8,989
PetMed Express, Inc.	753	17,711
Quotient Technology, Inc. (a)	3,685	36,334
Stamps.com, Inc. (a)	905	75,586
Stitch Fix, Inc. (a)	260	6,672
The RealReal, Inc.	707	13,327
The Rubicon Project, Inc. (a)	881	7,189
Waitr Holdings, Inc. (a)	1,990	641
		186,637
Leisure Products - 0.4%
Acushnet Holdings Corp.	1,927	62,628
American Outdoor Brands Corp. (a)	2,961	27,478
Callaway Golf Co.	5,120	108,544
Clarus Corp.	522	7,078
Escalade, Inc.	596	5,859
Johnson Outdoors, Inc. Class A	104	7,977
Sturm, Ruger & Co., Inc.	79	3,715
Vista Outdoor, Inc. (a)	3,174	23,742
		247,021
Multiline Retail - 0.2%
Big Lots, Inc.	2,135	61,317
Dillard's, Inc. Class A	548	40,267
JC Penney Corp., Inc. (a)	17,802	19,938
		121,522
Specialty Retail - 2.9%
Aaron's, Inc. Class A	427	24,386
Abercrombie & Fitch Co. Class A	3,443	59,529
American Eagle Outfitters, Inc.	863	12,686
Ascena Retail Group, Inc. (a)	422	3,235
At Home Group, Inc. (a)	2,434	13,387
Barnes & Noble Education, Inc. (a)	2,243	9,578
Bed Bath & Beyond, Inc.	6,684	115,633
Caleres, Inc.	2,163	51,371
Chico's FAS, Inc.	6,381	24,312
Citi Trends, Inc.	611	14,126
Conn's, Inc. (a)	986	12,217
DSW, Inc. Class A	2,220	34,943
Express, Inc. (a)	3,563	17,352
GameStop Corp. Class A	4,896	29,768
Genesco, Inc. (a)	796	38,144
GNC Holdings, Inc. Class A (a)	4,466	12,058
Group 1 Automotive, Inc.	968	96,800
Guess?, Inc.	2,522	56,442
Haverty Furniture Companies, Inc.	979	19,737
Hibbett Sports, Inc. (a)	906	25,404
Hudson Ltd. (a)	2,027	31,094
J.Jill, Inc.	932	1,053
Lithia Motors, Inc. Class A (sub. vtg.)	475	69,825
Lumber Liquidators Holdings, Inc. (a)	1,274	12,447
MarineMax, Inc. (a)	1,090	18,192
Michaels Companies, Inc. (a)	4,585	37,093
Murphy U.S.A., Inc. (a)	1,322	154,674
Office Depot, Inc.	29,803	81,660
Party City Holdco, Inc. (a)	3,032	7,095
RH (a)	649	138,562
RTW Retailwinds, Inc. (a)	1,445	1,157
Sally Beauty Holdings, Inc. (a)	6,617	120,760
Shoe Carnival, Inc.	520	19,386
Signet Jewelers Ltd.	2,842	61,785
Sleep Number Corp. (a)	120	5,909
Sonic Automotive, Inc. Class A (sub. vtg.)	1,328	41,168
Sportsman's Warehouse Holdings, Inc. (a)	2,302	18,485
Tailored Brands, Inc.	315	1,304
The Buckle, Inc.	1,576	42,615
The Cato Corp. Class A (sub. vtg.)	1,216	21,158
The Container Store Group, Inc. (a)	861	3,633
Tilly's, Inc.	1,201	14,712
Winmark Corp.	84	16,657
Zumiez, Inc. (a)	1,094	37,787
		1,629,319
Textiles, Apparel & Luxury Goods - 0.7%
Culp, Inc.	617	8,404
Delta Apparel, Inc. (a)	334	10,387
Fossil Group, Inc. (a)	2,598	20,472
G-III Apparel Group Ltd. (a)	2,419	81,037
Kontoor Brands, Inc.	1,849	77,640
Movado Group, Inc.	874	19,001
Oxford Industries, Inc.	562	42,386
Rocky Brands, Inc.	376	11,066
Superior Group of Companies, Inc.	454	6,147
Unifi, Inc. (a)	784	19,804
Vera Bradley, Inc. (a)	1,117	13,181
Vince Holding Corp. (a)	165	2,856
Wolverine World Wide, Inc.	2,248	75,848
		388,229

TOTAL CONSUMER DISCRETIONARY		5,483,786

CONSUMER STAPLES - 2.7%
Beverages - 0.0%
Craft Brew Alliance, Inc. (a)	589	9,719
Food & Staples Retailing - 0.7%
Andersons, Inc.	1,733	43,810
BJ's Wholesale Club Holdings, Inc. (a)	4,011	91,210
Ingles Markets, Inc. Class A	779	37,010
Natural Grocers by Vitamin Cottage, Inc.	474	4,678
PriceSmart, Inc.	1,128	80,111
Rite Aid Corp. (a)	3,023	46,766
SpartanNash Co.	1,959	27,896
United Natural Foods, Inc. (a)	2,951	25,851
Village Super Market, Inc. Class A	451	10,463
Weis Markets, Inc.	523	21,176
		388,971
Food Products - 1.4%
Alico, Inc.	226	8,098
B&G Foods, Inc. Class A	3,135	56,211
Cal-Maine Foods, Inc.	1,727	73,829
Darling International, Inc. (a)	9,003	252,804
Farmer Brothers Co. (a)	596	8,976
Fresh Del Monte Produce, Inc.	1,682	58,836
Hostess Brands, Inc. Class A (a)	6,550	95,237
Lancaster Colony Corp.	285	45,629
Landec Corp. (a)	1,402	15,857
Limoneira Co.	603	11,596
Sanderson Farms, Inc.	174	30,662
Seneca Foods Corp. Class A (a)	361	14,725
The Simply Good Foods Co. (a)	4,522	129,058
Tootsie Roll Industries, Inc.	103	3,516
		805,034
Household Products - 0.2%
Central Garden & Pet Co. (a)	595	18,487
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,280	66,941
Oil-Dri Corp. of America	291	10,549
		95,977
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	880	18,735
Edgewell Personal Care Co. (a)	2,962	91,704
elf Beauty, Inc. (a)	1,228	19,808
Nature's Sunshine Products, Inc. (a)	459	4,099
Revlon, Inc. (a)	62	1,328
		135,674
Tobacco - 0.2%
Pyxus International, Inc. (a)	479	4,282
Universal Corp.	1,346	76,803
Vector Group Ltd.	339	4,539
		85,624

TOTAL CONSUMER STAPLES		1,520,999

ENERGY - 5.8%
Energy Equipment & Services - 1.7%
Archrock, Inc.	7,068	70,963
COVIA Corp. (a)	2,237	4,563
Diamond Offshore Drilling, Inc. (a)	3,541	25,460
Dril-Quip, Inc. (a)	1,983	93,023
Era Group, Inc. (a)	1,060	10,780
Exterran Corp. (a)	1,594	12,481
Forum Energy Technologies, Inc. (a)	4,524	7,600
Frank's International NV (a)	5,824	30,110
FTS International, Inc. (a)	936	973
Geospace Technologies Corp. (a)	730	12,242
Helix Energy Solutions Group, Inc. (a)	7,779	74,912
Independence Contract Drilling, Inc. (a)	2,547	2,539
Keane Group, Inc. (a)	8,732	58,504
KLX Energy Services Holdings, Inc. (a)	1,195	7,696
Liberty Oilfield Services, Inc. Class A	2,068	22,996
Mammoth Energy Services, Inc.	794	1,747
Matrix Service Co. (a)	1,480	33,862
McDermott International, Inc. (a)	9,791	6,625
Nabors Industries Ltd.	19,327	55,662
Natural Gas Services Group, Inc. (a)	686	8,410
NCS Multistage Holdings, Inc. (a)	612	1,285
Newpark Resources, Inc. (a)	4,883	30,616
Nine Energy Service, Inc. (a)	904	7,069
Noble Corp. (a)	13,785	16,818
Oceaneering International, Inc. (a)	5,429	80,946
Oil States International, Inc. (a)	3,287	53,611
Pacific Drilling SA (a)	1,688	6,887
Parker Drilling Co. (a)	508	11,430
ProPetro Holding Corp. (a)	1,895	21,319
RigNet, Inc. (a)	98	647
RPC, Inc.	3,136	16,433
SEACOR Holdings, Inc. (a)	956	41,251
SEACOR Marine Holdings, Inc. (a)	1,064	14,673
Seadrill Ltd. (a)	3,129	7,948
Select Energy Services, Inc. Class A (a)	3,220	29,882
Smart Sand, Inc. (a)	1,186	2,989
TETRA Technologies, Inc. (a)	6,615	12,965
Tidewater, Inc. (a)	2,146	41,375
U.S. Silica Holdings, Inc.	3,986	24,514
U.S. Well Services, Inc. (a)	262	495
		964,301
Oil, Gas & Consumable Fuels - 4.1%
Abraxas Petroleum Corp. (a)	9,272	3,255
Amplify Energy Corp. New	699	4,620
Arch Coal, Inc.	826	59,257
Ardmore Shipping Corp. (a)	1,488	13,466
Berry Petroleum Corp.	3,454	32,571
Bonanza Creek Energy, Inc. (a)	1,043	24,344
Brigham Minerals, Inc. Class A	245	5,253
California Resources Corp. (a)	2,654	23,966
Callon Petroleum Co. (a)	21,066	101,749
Chaparral Energy, Inc. Class A (a)	1,810	3,186
Clean Energy Fuels Corp. (a)	7,248	16,960
CNX Resources Corp. (a)	10,219	90,438
Comstock Resources, Inc. (a)	867	7,135
CONSOL Energy, Inc. (a)	1,403	20,358
Contura Energy, Inc. (a)	968	8,760
CVR Energy, Inc.	951	38,449
Delek U.S. Holdings, Inc.	4,056	135,998
Denbury Resources, Inc. (a)	26,482	37,340
DHT Holdings, Inc.	5,025	41,607
Diamond S Shipping, Inc. (a)	1,222	20,456
Dorian LPG Ltd. (a)	1,220	18,886
Earthstone Energy, Inc. (a)	1,083	6,855
Energy Fuels, Inc. (a)	5,222	9,973
Evolution Petroleum Corp.	222	1,214
Extraction Oil & Gas, Inc. (a)	4,692	9,947
Falcon Minerals Corp.	1,779	12,560
GasLog Ltd.	743	7,274
Golar LNG Ltd.	4,773	67,872
Goodrich Petroleum Corp. (a)	161	1,616
Green Plains, Inc.	1,884	29,070
Gulfport Energy Corp. (a)	8,813	26,792
Hallador Energy Co.	1,133	3,365
Highpoint Resources, Inc. (a)	6,163	10,415
International Seaways, Inc. (a)	1,384	41,188
Jagged Peak Energy, Inc. (a)	1,343	11,402
Laredo Petroleum, Inc. (a)	9,919	28,468
Magnolia Oil & Gas Corp. Class A (a)	5,531	69,580
Matador Resources Co. (a)	5,475	98,386
Montage Resources Corp. (a)	1,189	9,441
NACCO Industries, Inc. Class A	200	9,366
National Energy Services Reunited Corp. (a)	1,311	11,956
Nordic American Tanker Shipping Ltd.	7,659	37,682
Northern Oil & Gas, Inc. (a)	16,307	38,158
Oasis Petroleum, Inc. (a)	17,502	57,057
Overseas Shipholding Group, Inc. (a)	3,572	8,216
Panhandle Royalty Co. Class A	842	9,439
Par Pacific Holdings, Inc. (a)	1,939	45,062
PDC Energy, Inc. (a)	3,386	88,612
Peabody Energy Corp.	3,525	32,148
Penn Virginia Corp. (a)	750	22,763
PrimeEnergy Corp. (a)	7	1,059
QEP Resources, Inc.	13,108	58,986
Renewable Energy Group, Inc. (a)	2,016	54,331
Rex American Resources Corp. (a)	307	25,162
Ring Energy, Inc. (a)	1,850	4,884
SandRidge Energy, Inc. (a)	1,717	7,280
Scorpio Tankers, Inc.	2,417	95,085
Ship Finance International Ltd. (NY Shares)	4,455	64,776
SilverBow Resources, Inc. (a)	362	3,584
SM Energy Co.	6,142	69,036
Southwestern Energy Co. (a)	29,799	72,114
SRC Energy, Inc. (a)	13,264	54,648
Talos Energy, Inc. (a)	1,110	33,467
Teekay Corp.	3,761	20,009
Teekay Tankers Ltd. (a)	1,312	31,449
Unit Corp. (a)	2,610	1,816
W&T Offshore, Inc. (a)	5,117	28,451
Whiting Petroleum Corp. (a)	5,016	36,817
World Fuel Services Corp.	3,536	153,533
		2,330,418

TOTAL ENERGY		3,294,719

FINANCIALS - 30.1%
Banks - 18.6%
1st Constitution Bancorp	491	10,866
1st Source Corp.	778	40,363
ACNB Corp.	375	14,183
Allegiance Bancshares, Inc. (a)	1,044	39,254
Amalgamated Bank	771	14,996
American National Bankshares, Inc.	587	23,228
Ameris Bancorp	2,822	120,048
Ames National Corp.	486	13,637
Arrow Financial Corp.	699	26,422
Atlantic Capital Bancshares, Inc. (a)	1,109	20,350
Banc of California, Inc.	2,471	42,452
BancFirst Corp.	1,022	63,814
Bancorp, Inc., Delaware (a)	2,770	35,927
BancorpSouth Bank	5,438	170,808
Bank First National Corp.	16	1,120
Bank of Commerce Holdings	934	10,806
Bank of Marin Bancorp	724	32,616
Bank7 Corp.	185	3,508
BankFinancial Corp.	777	10,163
Bankwell Financial Group, Inc.	361	10,411
Banner Corp.	1,924	108,879
Bar Harbor Bankshares	842	21,378
BayCom Corp. (a)	372	8,459
BCB Bancorp, Inc.	758	10,453
Berkshire Hills Bancorp, Inc.	2,471	81,246
Boston Private Financial Holdings, Inc.	4,547	54,700
Bridge Bancorp, Inc.	888	29,775
Brookline Bancorp, Inc., Delaware	4,299	70,762
Bryn Mawr Bank Corp.	1,092	45,034
Business First Bancshares, Inc.	676	16,853
Byline Bancorp, Inc.	1,275	24,952
C & F Financial Corp.	179	9,904
Cadence Bancorp Class A	6,883	124,789
Cambridge Bancorp	174	13,946
Camden National Corp.	827	38,092
Capital Bancorp, Inc. (a)	440	6,552
Capital City Bank Group, Inc.	740	22,570
Capstar Financial Holdings, Inc.	801	13,337
Carolina Financial Corp.	1,280	55,334
Carter Bank & Trust (a)	1,246	29,555
Cathay General Bancorp	4,205	160,000
CBTX, Inc.	983	30,591
Centerstate Banks of Florida, Inc.	6,607	165,043
Central Pacific Financial Corp.	1,412	41,767
Central Valley Community Bancorp	622	13,479
Century Bancorp, Inc. Class A (non-vtg.)	130	11,695
Chemung Financial Corp.	200	8,500
Citizens & Northern Corp.	651	18,391
City Holding Co.	791	64,822
Civista Bancshares, Inc.	830	19,920
CNB Financial Corp., Pennsylvania	753	24,608
Coastal Financial Corp. of Washington (a)	172	2,833
Codorus Valley Bancorp, Inc.	520	11,976
Colony Bankcorp, Inc.	408	6,732
Columbia Banking Systems, Inc.	3,951	160,746
Community Bank System, Inc.	2,787	197,710
Community Bankers Trust Corp.	1,205	10,700
Community Financial Corp.	270	9,604
Community Trust Bancorp, Inc.	843	39,318
ConnectOne Bancorp, Inc.	1,862	47,891
CrossFirst Bankshares, Inc. (a)	360	5,191
Customers Bancorp, Inc. (a)	1,544	36,763
CVB Financial Corp.	7,318	157,922
Dime Community Bancshares, Inc.	1,746	36,474
Eagle Bancorp, Inc.	1,695	82,428
Enterprise Bancorp, Inc.	484	16,393
Enterprise Financial Services Corp.	1,332	64,216
Equity Bancshares, Inc. (a)	814	25,128
Esquire Financial Holdings, Inc. (a)	220	5,735
Evans Bancorp, Inc.	261	10,466
Farmers & Merchants Bancorp, Inc.	546	16,462
Farmers National Banc Corp.	1,412	23,044
FB Financial Corp.	485	19,201
Fidelity D & D Bancorp, Inc.	94	5,848
Financial Institutions, Inc.	849	27,253
First Bancorp, North Carolina	1,605	64,056
First Bancorp, Puerto Rico	11,768	124,623
First Bancshares, Inc.	913	32,430
First Bank Hamilton New Jersey	910	10,056
First Busey Corp.	2,816	77,440
First Business Finance Services, Inc.	448	11,796
First Capital, Inc.	165	12,045
First Choice Bancorp	544	14,666
First Commonwealth Financial Corp.	5,363	77,817
First Community Bankshares, In	824	25,560
First Financial Bancorp, Ohio	5,343	135,926
First Financial Corp., Indiana	649	29,672
First Financial Northwest, Inc.	437	6,529
First Foundation, Inc.	1,471	25,595
First Guaranty Bancshares, Inc.	286	6,226
First Internet Bancorp	522	12,377
First Interstate Bancsystem, Inc.	2,075	86,984
First Merchants Corp.	2,991	124,396
First Mid-Illinois Bancshares, Inc.	798	28,130
First Midwest Bancorp, Inc., Delaware	5,841	134,693
First Northwest Bancorp	476	8,630
First of Long Island Corp.	1,276	32,002
Flushing Financial Corp.	1,473	31,824
FNCM Bancorp, Inc.	954	8,061
Franklin Financial Network, Inc.	725	24,889
Franklin Financial Services Corp.	232	8,976
Fulton Financial Corp.	8,798	153,349
FVCBankcorp, Inc. (a)	671	11,722
German American Bancorp, Inc.	1,360	48,443
Glacier Bancorp, Inc.	4,071	187,225
Great Southern Bancorp, Inc.	610	38,625
Great Western Bancorp, Inc.	3,101	107,729
Guaranty Bancshares, Inc. Texas	439	14,434
Hancock Whitney Corp.	4,758	208,781
Hanmi Financial Corp.	1,473	29,453
HarborOne Bancorp, Inc.	751	8,253
Hawthorn Bancshares, Inc.	317	8,084
HBT Financial, Inc. (a)	460	8,735
Heartland Financial U.S.A., Inc.	1,906	94,804
Heritage Commerce Corp.	2,663	34,166
Heritage Financial Corp., Washington	2,010	56,883
Hilltop Holdings, Inc.	3,834	95,582
Home Bancshares, Inc.	8,506	167,228
HomeTrust Bancshares, Inc.	606	16,259
Hope Bancorp, Inc.	6,616	98,314
Horizon Bancorp, Inc. Indiana	2,055	39,045
Howard Bancorp, Inc. (a)	713	12,035
IBERIABANK Corp.	2,862	214,163
Independent Bank Corp.	869	19,683
Independent Bank Corp., Massachusetts	1,651	137,446
Independent Bank Group, Inc.	1,477	81,885
International Bancshares Corp.	3,050	131,364
Investar Holding Corp.	343	8,232
Investors Bancorp, Inc.	12,464	148,509
Lakeland Bancorp, Inc.	2,676	46,509
Lakeland Financial Corp.	358	17,517
LCNB Corp.	672	12,970
Level One Bancorp, Inc.	282	7,095
Live Oak Bancshares, Inc.	1,436	27,298
Macatawa Bank Corp.	1,424	15,849
Mackinac Financial Corp.	516	9,009
Mainstreet Bancshares, Inc. (a)	398	9,154
Malvern Bancorp, Inc. (a)	344	7,943
Mercantil Bank Holding Corp. Class A	1,052	22,923
Mercantile Bank Corp.	876	31,948
Metrocity Bankshares, Inc.	827	14,481
Metropolitan Bank Holding Corp. (a)	388	18,713
Mid Penn Bancorp, Inc.	383	11,030
Midland States Bancorp, Inc.	1,094	31,682
MidWestOne Financial Group, Inc.	653	23,658
MutualFirst Financial, Inc.	319	12,655
MVB Financial Corp.	520	12,958
National Bank Holdings Corp.	1,085	38,214
National Bankshares, Inc.	342	15,366
NBT Bancorp, Inc.	2,340	94,910
Nicolet Bankshares, Inc. (a)	514	37,959
Northeast Bank	418	9,192
Northrim Bancorp, Inc.	354	13,558
Norwood Financial Corp.	318	12,370
Oak Valley Bancorp Oakdale California	357	6,947
OFG Bancorp	2,772	65,447
Ohio Valley Banc Corp.	230	9,113
Old National Bancorp, Indiana	9,271	169,567
Old Second Bancorp, Inc.	1,594	21,471
Opus Bank	1,208	31,251
Origin Bancorp, Inc.	1,040	39,354
Orrstown Financial Services, Inc.	556	12,577
Pacific City Financial Corp.	666	11,508
Pacific Mercantile Bancorp (a)	1,078	8,753
Pacific Premier Bancorp, Inc.	3,188	103,945
Park National Corp.	727	74,430
Parke Bancorp, Inc.	493	12,517
Peapack-Gladstone Financial Corp.	1,014	31,333
Penns Woods Bancorp, Inc.	373	13,264
People's Utah Bancorp	800	24,096
Peoples Bancorp of North Carolina	256	8,410
Peoples Bancorp, Inc.	991	34,348
Peoples Financial Services Corp.	382	19,234
Preferred Bank, Los Angeles	526	31,607
Premier Financial Bancorp, Inc.	713	12,934
QCR Holdings, Inc.	804	35,263
RBB Bancorp	898	19,011
Red River Bancshares, Inc.	251	14,071
Reliant Bancorp, Inc.	525	11,676
Renasant Corp.	3,052	108,102
Republic Bancorp, Inc., Kentucky Class A	536	25,085
Republic First Bancorp, Inc. (a)	2,425	10,137
Richmond Mutual Bancorp., Inc. (a)	649	10,358
S&T Bancorp, Inc.	2,082	83,884
Sandy Spring Bancorp, Inc.	1,928	73,033
SB One Bancorp	443	11,040
Seacoast Banking Corp., Florida (a)	2,299	70,280
Select Bancorp, Inc. New (a)	869	10,689
ServisFirst Bancshares, Inc.	476	17,936
Shore Bancshares, Inc.	685	11,892
Sierra Bancorp	777	22,626
Silvergate Capital Corp. (a)	158	2,514
Simmons First National Corp. Class A	5,225	139,978
SmartFinancial, Inc.	690	16,319
South Plains Financial, Inc.	553	11,541
South State Corp.	1,835	159,186
Southern First Bancshares, Inc. (a)	390	16,571
Southern National Bancorp of Virginia, Inc.	1,063	17,380
Southside Bancshares, Inc.	1,757	65,255
Spirit of Texas Bancshares, Inc. (a)	743	17,089
Stock Yards Bancorp, Inc.	893	36,667
Summit Financial Group, Inc.	594	16,091
The Bank of NT Butterfield & Son Ltd.	2,046	75,743
The Bank of Princeton	312	9,825
The First Bancorp, Inc.	556	16,808
Tompkins Financial Corp.	788	72,102
TowneBank	3,654	101,654
Trico Bancshares	1,466	59,827
TriState Capital Holdings, Inc. (a)	993	25,937
Triumph Bancorp, Inc. (a)	674	25,625
Trustmark Corp.	3,527	121,717
UMB Financial Corp.	2,429	166,727
Union Bankshares Corp.	4,379	164,431
Union Bankshares, Inc.	156	5,657
United Bankshares, Inc., West Virginia	5,351	206,870
United Community Bank, Inc.	3,947	121,883
United Security Bancshares, California	750	8,048
Unity Bancorp, Inc.	405	9,141
Univest Corp. of Pennsylvania	1,579	42,286
Valley National Bancorp	21,255	243,370
Veritex Holdings, Inc.	1,938	56,454
Washington Trust Bancorp, Inc.	832	44,753
WesBanco, Inc.	3,552	134,230
West Bancorp., Inc.	683	17,505
Westamerica Bancorp.	1,165	78,952
		10,546,508
Capital Markets - 1.2%
Artisan Partners Asset Management, Inc.	1,273	41,143
Assetmark Financial Holdings, Inc. (a)	397	11,521
Associated Capital Group, Inc.	105	4,116
B. Riley Financial, Inc.	1,121	28,227
Blucora, Inc. (a)	745	19,474
BrightSphere Investment Group, Inc.	3,616	36,956
Cowen Group, Inc. Class A (a)	823	12,962
Diamond Hill Investment Group, Inc.	23	3,231
Donnelley Financial Solutions, Inc. (a)	1,723	18,040
Gain Capital Holdings, Inc.	1,024	4,045
GAMCO Investors, Inc. Class A	40	780
INTL FCStone, Inc. (a)	879	42,922
Ladenburg Thalmann Financial Services, Inc.	537	1,869
Moelis & Co. Class A	475	15,162
Och-Ziff Capital Management Group LLC Class A	446	9,857
Oppenheimer Holdings, Inc. Class A (non-vtg.)	533	14,647
Piper Jaffray Companies	754	60,275
PJT Partners, Inc.	502	22,655
Stifel Financial Corp.	3,643	220,948
Virtus Investment Partners, Inc.	316	38,464
Waddell & Reed Financial, Inc. Class A	3,807	63,653
Westwood Holdings Group, Inc.	440	13,033
WisdomTree Investments, Inc.	4,541	21,978
		705,958
Consumer Finance - 0.6%
Elevate Credit, Inc. (a)	361	1,606
Encore Capital Group, Inc. (a)	1,694	59,900
Enova International, Inc. (a)	615	14,797
EZCORP, Inc. (non-vtg.) Class A (a)	2,768	18,878
Green Dot Corp. Class A (a)	449	10,462
LendingClub Corp. (a)	3,694	46,618
Medallion Financial Corp. (a)	1,152	8,375
Nelnet, Inc. Class A	982	57,192
Oportun Financial Corp. (a)	212	5,046
PRA Group, Inc. (a)	2,466	89,516
Regional Management Corp. (a)	242	7,267
World Acceptance Corp. (a)	126	10,886
		330,543
Diversified Financial Services - 0.5%
Alerus Financial Corp.	86	1,965
Banco Latinoamericano de Comercio Exterior SA Series E	1,696	36,260
Cannae Holdings, Inc. (a)	3,705	137,789
FGL Holdings Class A	7,992	85,115
GWG Holdings, Inc. (a)	51	501
Marlin Business Services Corp.	328	7,209
On Deck Capital, Inc. (a)	3,422	14,167
Rafael Holdings, Inc. (a)	570	10,169
		293,175
Insurance - 3.2%
AMBAC Financial Group, Inc. (a)	2,477	53,429
American Equity Investment Life Holding Co.	4,942	147,914
Amerisafe, Inc.	1,047	69,133
Argo Group International Holdings, Ltd.	1,790	117,693
BRP Group, Inc. (a)	496	7,961
Citizens, Inc. Class A (a)	2,685	18,124
CNO Financial Group, Inc.	8,291	150,316
Crawford & Co. Class A	123	1,411
Donegal Group, Inc. Class A	582	8,625
Employers Holdings, Inc.	1,731	72,269
Enstar Group Ltd. (a)	522	107,981
FBL Financial Group, Inc. Class A	528	31,115
Fednat Holding Co.	282	4,690
Genworth Financial, Inc. Class A	27,752	122,109
Global Indemnity Ltd.	372	11,022
Greenlight Capital Re, Ltd. (a)	1,575	15,923
Hallmark Financial Services, Inc. (a)	714	12,545
HCI Group, Inc.	332	15,156
Heritage Insurance Holdings, Inc.	1,277	16,920
Horace Mann Educators Corp.	2,267	98,977
Independence Holding Co.	274	11,530
Investors Title Co.	64	10,189
James River Group Holdings Ltd.	849	34,987
MBIA, Inc. (a)	3,765	35,015
National General Holdings Corp.	1,490	32,929
National Western Life Group, Inc.	125	36,360
NI Holdings, Inc. (a)	532	9,150
ProAssurance Corp.	2,921	105,565
ProSight Global, Inc.	280	4,516
Protective Insurance Corp. Class B	508	8,174
Safety Insurance Group, Inc.	809	74,857
Selective Insurance Group, Inc.	1,755	114,408
State Auto Financial Corp.	882	27,360
Stewart Information Services Corp.	1,285	52,415
Third Point Reinsurance Ltd. (a)	4,066	42,774
Tiptree, Inc.	1,349	10,981
United Fire Group, Inc.	1,058	46,266
United Insurance Holdings Corp.	1,128	14,224
Universal Insurance Holdings, Inc.	1,087	30,425
Watford Holdings Ltd. (a)	1,048	26,368
		1,811,806
Mortgage Real Estate Investment Trusts - 2.6%
AG Mortgage Investment Trust, Inc.	1,785	27,525
Anworth Mortgage Asset Corp.	5,229	18,406
Apollo Commercial Real Estate Finance, Inc.	8,458	154,697
Ares Commercial Real Estate Corp.	1,483	23,491
Arlington Asset Investment Corp.	1,971	10,978
Armour Residential REIT, Inc.	3,229	57,702
Blackstone Mortgage Trust, Inc.	6,916	257,414
Capstead Mortgage Corp.	5,102	40,408
Cherry Hill Mortgage Investment Corp.	1,017	14,838
Colony NorthStar Credit Real Estate, Inc.	4,443	58,470
Dynex Capital, Inc.	1,203	20,379
Ellington Financial LLC	1,667	30,556
Exantas Capital Corp.	1,687	19,923
Granite Point Mortgage Trust, Inc.	2,969	54,570
Great Ajax Corp.	943	13,966
Invesco Mortgage Capital, Inc.	7,874	131,102
KKR Real Estate Finance Trust, Inc.	1,381	28,200
Ladder Capital Corp. Class A	5,639	101,728
New York Mortgage Trust, Inc.	14,422	89,849
Orchid Island Capital, Inc.	3,483	20,376
PennyMac Mortgage Investment Trust	4,917	109,600
Redwood Trust, Inc.	6,122	101,258
TPG RE Finance Trust, Inc.	2,718	55,094
Western Asset Mortgage Capital Corp.	2,816	29,089
ZAIS Financial Corp.	1,722	26,553
		1,496,172
Thrifts & Mortgage Finance - 3.4%
Axos Financial, Inc. (a)	1,151	34,852
Bridgewater Bancshares, Inc. (a)	1,208	16,646
Capitol Federal Financial, Inc.	7,240	99,405
Columbia Financial, Inc. (a)	2,854	48,347
Entegra Financial Corp. (a)	338	10,194
ESSA Bancorp, Inc.	529	8,967
Essent Group Ltd.	2,598	135,070
Farmer Mac Class C (non-vtg.)	343	28,641
First Defiance Financial Corp.	1,064	33,505
Flagstar Bancorp, Inc.	1,900	72,675
FS Bancorp, Inc.	193	12,311
Greene County Bancorp, Inc.	32	921
Hingham Institution for Savings	40	8,408
Home Bancorp, Inc.	418	16,381
HomeStreet, Inc. (a)	1,227	41,718
Kearny Financial Corp.	2,968	41,047
Luther Burbank Corp.	1,084	12,499
Merchants Bancorp/IN	481	9,481
Meridian Bancorp, Inc. Maryland	2,264	45,484
Meta Financial Group, Inc.	806	29,427
MMA Capital Management, LLC (a)	259	8,236
Northfield Bancorp, Inc.	2,376	40,297
Northwest Bancshares, Inc.	5,503	91,515
OceanFirst Financial Corp.	2,799	71,486
Ocwen Financial Corp. (a)	7,297	9,997
OP Bancorp	730	7,570
PCSB Financial Corp.	801	16,220
PDL Community Bancorp (a)	462	6,791
Pennymac Financial Services, Inc.	1,140	38,806
Pioneer Bancorp, Inc. (a)	573	8,773
Provident Bancorp, Inc. (a)	415	5,167
Provident Financial Holdings, Inc.	331	7,249
Provident Financial Services, Inc.	3,348	82,528
Prudential Bancorp, Inc.	485	8,987
Radian Group, Inc.	11,099	279,251
Riverview Bancorp, Inc.	1,188	9,753
Southern Missouri Bancorp, Inc.	404	15,497
Sterling Bancorp, Inc.	887	7,185
Territorial Bancorp, Inc.	428	13,242
Timberland Bancorp, Inc.	408	12,134
Trustco Bank Corp., New York	5,231	45,353
United Community Financial Corp.	2,224	25,932
Walker & Dunlop, Inc.	1,338	86,542
Washington Federal, Inc.	4,337	158,951
Waterstone Financial, Inc.	1,205	22,931
Westfield Financial, Inc.	1,299	12,509
WMI Holdings Corp. (a)	2,157	26,984
WSFS Financial Corp.	2,813	123,744
		1,949,609

TOTAL FINANCIALS		17,133,771

HEALTH CARE - 5.4%
Biotechnology - 2.3%
89Bio, Inc. (a)	37	973
Abeona Therapeutics, Inc. (a)	1,907	6,236
Acceleron Pharma, Inc. (a)	421	22,321
Achillion Pharmaceuticals, Inc. (a)	7,495	45,195
Acorda Therapeutics, Inc. (a)	2,381	4,857
Adamas Pharmaceuticals, Inc. (a)	1,266	4,798
ADMA Biologics, Inc. (a)	281	1,124
Aduro Biotech, Inc. (a)	187	221
Aeglea BioTherapeutics, Inc. (a)	1,239	9,466
Affimed NV (a)	604	1,655
Akebia Therapeutics, Inc. (a)	6,496	41,055
Akero Therapeutics, Inc. (a)	52	1,154
Aldeyra Therapeutics, Inc. (a)	387	2,248
AMAG Pharmaceuticals, Inc. (a)	1,847	22,478
AnaptysBio, Inc. (a)	212	3,445
Anika Therapeutics, Inc. (a)	731	37,902
Applied Therapeutics, Inc. (a)	76	2,073
Aprea Therapeutics, Inc.	75	3,442
Arcus Biosciences, Inc. (a)	1,801	18,190
Ardelyx, Inc. (a)	2,613	19,611
Arena Pharmaceuticals, Inc. (a)	553	25,117
ArQule, Inc. (a)	578	11,537
Assembly Biosciences, Inc. (a)	1,144	23,406
Atreca, Inc.	64	990
Avid Bioservices, Inc. (a)	198	1,519
BeyondSpring, Inc. (a)	42	651
BioCryst Pharmaceuticals, Inc. (a)	1,217	4,199
BioTime, Inc. (a)	5,755	5,122
Bridgebio Pharma, Inc.	265	9,288
Cabaletta Bio, Inc. (a)	83	1,160
Calithera Biosciences, Inc. (a)	2,206	12,596
CareDx, Inc. (a)	133	2,869
CASI Pharmaceuticals, Inc. (a)	218	674
Castle Biosciences, Inc.	43	1,478
Cel-Sci Corp. (a)	159	1,455
Cellular Biomedicine Group, Inc. (a)	181	2,939
Chimerix, Inc. (a)	2,658	5,396
Coherus BioSciences, Inc. (a)	1,995	35,920
Concert Pharmaceuticals, Inc. (a)	1,186	10,941
Constellation Pharmaceuticals, Inc. (a)	90	4,240
Cortexyme, Inc.	32	1,796
Cyclerion Therapeutics, Inc. (a)	27	73
Cytokinetics, Inc. (a)	276	2,928
Dynavax Technologies Corp. (a)	507	2,900
Enochian Biosciences, Inc. (a)	466	2,339
Epizyme, Inc. (a)	1,139	28,019
Evelo Biosciences, Inc. (a)	630	2,558
FibroGen, Inc. (a)	444	19,043
Five Prime Therapeutics, Inc. (a)	1,845	8,469
Frequency Therapeutics, Inc.	73	1,280
G1 Therapeutics, Inc. (a)	762	20,140
Geron Corp. (a)	10,145	13,797
Gossamer Bio, Inc.	1,072	16,755
Gritstone Oncology, Inc. (a)	1,083	9,715
Harpoon Therapeutics, Inc.	236	3,490
Hookipa Pharma, Inc.	42	514
IGM Biosciences, Inc. (a)	58	2,213
ImmunoGen, Inc. (a)	3,583	18,291
Immunomedics, Inc. (a)	907	19,192
Intellia Therapeutics, Inc. (a)	614	9,007
Intrexon Corp. (a)	3,005	16,467
Jounce Therapeutics, Inc. (a)	879	7,674
Karuna Therapeutics, Inc. (a)	53	3,993
Kezar Life Sciences, Inc. (a)	844	3,384
Kiniksa Pharmaceuticals Ltd. (a)	62	686
Ligand Pharmaceuticals, Inc. Class B (a)	788	82,181
Macrogenics, Inc. (a)	1,385	15,069
Mersana Therapeutics, Inc. (a)	1,974	11,311
Minerva Neurosciences, Inc. (a)	239	1,699
Mirum Pharmaceuticals, Inc. (a)	25	613
Molecular Templates, Inc. (a)	333	4,657
Morphic Holding, Inc.	68	1,167
Myriad Genetics, Inc. (a)	3,437	93,590
Neon Therapeutics, Inc. (a)	664	784
NextCure, Inc.	38	2,141
Novavax, Inc. (a)	973	3,873
Opko Health, Inc. (a)	21,039	30,927
Oyster Point Pharma, Inc. (a)	70	1,711
PDL BioPharma, Inc. (a)	6,168	20,015
Polarityte, Inc. (a)	993	2,582
Prevail Therapeutics, Inc.	89	1,409
Principia Biopharma, Inc. (a)	63	3,451
Protagonist Therapeutics, Inc. (a)	360	2,538
Prothena Corp. PLC (a)	2,198	34,794
RAPT Therapeutics, Inc. (a)	22	607
Rigel Pharmaceuticals, Inc. (a)	781	1,671
Sangamo Therapeutics, Inc. (a)	1,815	15,192
Solid Biosciences, Inc. (a)	891	3,965
Spectrum Pharmaceuticals, Inc. (a)	471	1,714
Spero Therapeutics, Inc. (a)	604	5,807
Springworks Therapeutics, Inc. (a)	118	4,542
Stoke Therapeutics, Inc.	117	3,313
Sutro Biopharma, Inc. (a)	461	5,071
Synlogic, Inc. (a)	804	2,074
Synthorx, Inc.	52	3,634
TCR2 Therapeutics, Inc.	590	8,425
TG Therapeutics, Inc. (a)	505	5,606
The Medicines Company (a)	2,771	235,369
Turning Point Therapeutics, Inc.	74	4,609
UNITY Biotechnology, Inc. (a)	427	3,079
VBI Vaccines, Inc. (a)	1,234	1,703
Viela Bio, Inc.	65	1,765
Viking Therapeutics, Inc. (a)	3,205	25,704
Vir Biotechnology, Inc. (a)	162	2,037
		1,275,063
Health Care Equipment & Supplies - 0.6%
Alphatec Holdings, Inc. (a)	191	1,355
Angiodynamics, Inc. (a)	2,020	32,340
Avanos Medical, Inc. (a)	2,592	87,350
Bovie Medical Corp. (a)	1,593	13,477
Cerus Corp. (a)	871	3,676
electroCore, Inc. (a)	582	925
Integer Holdings Corp. (a)	475	38,204
Invacare Corp.	1,818	16,398
LeMaitre Vascular, Inc.	123	4,422
LivaNova PLC (a)	558	42,090
Meridian Bioscience, Inc.	2,085	20,370
OraSure Technologies, Inc. (a)	3,428	27,527
Orthofix International NV (a)	242	11,176
Rockwell Medical Technologies, Inc. (a)	280	683
RTI Biologics, Inc. (a)	3,156	8,647
Seaspine Holdings Corp. (a)	882	10,593
Sientra, Inc. (a)	321	2,870
TransEnterix, Inc. (a)	210	309
TransMedics Group, Inc.	113	2,148
Utah Medical Products, Inc.	30	3,237
Varex Imaging Corp. (a)	1,169	34,848
		362,645
Health Care Providers & Services - 0.9%
American Renal Associates Holdings, Inc. (a)	597	6,191
Avalon GloboCare Corp. (a)	85	164
BioScrip, Inc. (a)	5,994	22,358
Brookdale Senior Living, Inc. (a)	10,107	73,478
Community Health Systems, Inc. (a)	4,675	13,558
Cross Country Healthcare, Inc. (a)	1,684	19,568
Diplomat Pharmacy, Inc. (a)	3,189	12,756
Enzo Biochem, Inc. (a)	2,432	6,396
Exagen, Inc. (a)	42	1,067
Hanger, Inc. (a)	1,672	46,164
Magellan Health Services, Inc. (a)	531	41,551
National Healthcare Corp.	671	57,995
Owens & Minor, Inc.	3,425	17,707
Patterson Companies, Inc.	4,579	93,778
Progyny, Inc. (a)	356	9,772
Surgery Partners, Inc. (a)	1,185	18,551
Tenet Healthcare Corp. (a)	366	13,919
Tivity Health, Inc. (a)	2,605	52,999
Triple-S Management Corp.	1,266	23,408
		531,380
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	8,866	87,020
Computer Programs & Systems, Inc.	701	18,506
Evolent Health, Inc. (a)	3,157	28,571
Health Catalyst, Inc.	69	2,394
HealthStream, Inc. (a)	895	24,344
Livongo Health, Inc.	112	2,807
Phreesia, Inc.	68	1,812
		165,454
Life Sciences Tools & Services - 0.5%
Luminex Corp.	2,310	53,500
Nanostring Technologies, Inc. (a)	170	4,729
Pacific Biosciences of California, Inc. (a)	710	3,649
Personalis, Inc. (a)	80	872
Syneos Health, Inc. (a)	3,164	188,179
		250,929
Pharmaceuticals - 0.8%
AcelRx Pharmaceuticals, Inc. (a)	2,930	6,182
Aclaris Therapeutics, Inc. (a)	1,706	3,224
Akorn, Inc. (a)	4,616	6,924
Assertio Therapeutics, Inc. (a)	3,426	4,283
Cara Therapeutics, Inc. (a)	283	4,559
Eloxx Pharmaceuticals, Inc. (a)	157	1,156
Endo International PLC (a)	11,637	54,578
Evofem Biosciences, Inc. (a)	66	407
Eyepoint Pharmaceuticals, Inc. (a)	1,123	1,741
Fulcrum Therapeutics, Inc.	56	932
Intra-Cellular Therapies, Inc. (a)	1,238	42,476
Kala Pharmaceuticals, Inc. (a)	545	2,011
Lannett Co., Inc. (a)	1,810	15,964
Mallinckrodt PLC (a)	4,540	15,845
Menlo Therapeutics, Inc. (a)	833	3,865
NGM Biopharmaceuticals, Inc.	70	1,294
Osmotica Pharmaceuticals PLC (a)	455	3,180
Phathom Pharmaceuticals, Inc. (a)	124	3,861
Phibro Animal Health Corp. Class A	60	1,490
Prestige Brands Holdings, Inc. (a)	2,761	111,821
Reata Pharmaceuticals, Inc. (a)	708	144,736
resTORbio, Inc. (a)	756	1,126
Revance Therapeutics, Inc. (a)	429	6,963
Satsuma Pharmaceuticals, Inc. (a)	54	1,063
Strongbridge Biopharma PLC (a)	1,956	4,088
TherapeuticsMD, Inc. (a)	1,389	3,361
Verrica Pharmaceuticals, Inc. (a)	421	6,690
WAVE Life Sciences (a)	269	2,156
Xeris Pharmaceuticals, Inc. (a)	86	606
		456,582

TOTAL HEALTH CARE		3,042,053

INDUSTRIALS - 12.6%
Aerospace & Defense - 0.8%
AAR Corp.	1,826	82,353
Aerojet Rocketdyne Holdings, Inc. (a)	1,187	54,198
Cubic Corp.	1,443	91,732
Ducommun, Inc. (a)	491	24,810
Maxar Technologies, Inc.	3,285	51,476
Moog, Inc. Class A	233	19,882
National Presto Industries, Inc.	252	22,274
Park Aerospace Corp.	1,013	16,482
Triumph Group, Inc.	2,043	51,627
Vectrus, Inc. (a)	622	31,884
Wesco Aircraft Holdings, Inc. (a)	2,151	23,704
		470,422
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	1,279	35,262
Echo Global Logistics, Inc. (a)	1,480	30,636
Hub Group, Inc. Class A (a)	1,771	90,835
		156,733
Airlines - 0.5%
Hawaiian Holdings, Inc.	2,532	74,162
Mesa Air Group, Inc. (a)	634	5,668
SkyWest, Inc.	2,700	174,501
Spirit Airlines, Inc.(a)	814	32,812
		287,143
Building Products - 0.6%
Apogee Enterprises, Inc.	212	6,890
Armstrong Flooring, Inc. (a)	949	4,052
Builders FirstSource, Inc. (a)	431	10,952
Caesarstone Sdot-Yam Ltd.	1,249	18,822
Continental Building Products, Inc. (a)	1,005	36,612
Gibraltar Industries, Inc. (a)	1,768	89,178
Griffon Corp.	2,011	40,884
Insteel Industries, Inc.	1,010	21,705
Jeld-Wen Holding, Inc. (a)	409	9,575
Masonite International Corp. (a)	69	4,982
NCI Building Systems, Inc. (a)	2,545	21,658
Patrick Industries, Inc.	408	21,391
PGT, Inc. (a)	1,584	23,617
Quanex Building Products Corp.	1,804	30,812
Universal Forest Products, Inc.	372	17,744
		358,874
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	3,650	137,642
ACCO Brands Corp.	5,297	49,580
ADS Waste Holdings, Inc. (a)	250	8,218
Brady Corp. Class A	474	27,141
BrightView Holdings, Inc. (a)	1,724	29,084
CECO Environmental Corp. (a)	1,551	11,881
Charah Solutions, Inc. (a)	431	1,052
CompX International, Inc. Class A	81	1,182
Deluxe Corp.	2,174	108,526
Ennis, Inc.	1,387	30,029
Heritage-Crystal Clean, Inc. (a)	245	7,686
HNI Corp.	502	18,805
Interface, Inc.	329	5,458
Kimball International, Inc. Class B	274	5,664
Knoll, Inc.	149	3,764
Matthews International Corp. Class A	1,690	64,507
McGrath RentCorp.	420	32,147
Mobile Mini, Inc.	1,611	61,073
NL Industries, Inc. (a)	422	1,650
PICO Holdings, Inc. (a)	989	10,998
Pitney Bowes, Inc.	4,631	18,663
Quad/Graphics, Inc.	1,788	8,350
R.R. Donnelley & Sons Co.	3,940	15,563
SP Plus Corp. (a)	1,251	53,080
Steelcase, Inc. Class A	3,613	73,922
Team, Inc. (a)	1,634	26,095
UniFirst Corp.	830	167,643
VSE Corp.	440	16,738
		996,141
Construction & Engineering - 0.8%
Aegion Corp. (a)	1,680	37,582
Ameresco, Inc. Class A (a)	1,222	21,385
Arcosa, Inc.	2,669	118,904
Argan, Inc.	117	4,696
Concrete Pumping Holdings, Inc. (a)	863	4,721
Construction Partners, Inc. Class A (a)	591	9,970
Dycom Industries, Inc. (a)	336	15,842
EMCOR Group, Inc.	766	66,106
Granite Construction, Inc.	2,187	60,514
Great Lakes Dredge & Dock Corp. (a)	366	4,147
Ies Holdings, Inc. (a)	241	6,184
Northwest Pipe Co. (a)	518	17,255
Primoris Services Corp.	776	17,258
Sterling Construction Co., Inc. (a)	1,110	15,629
Tutor Perini Corp. (a)	2,198	28,266
Williams Scotsman Corp. (a)	936	17,307
		445,766
Electrical Equipment - 0.5%
American Superconductor Corp. (a)	863	6,775
AZZ, Inc.	988	45,399
Bloom Energy Corp. Class A (a)	3,019	22,552
Encore Wire Corp.	1,115	64,001
EnerSys	811	60,687
Powell Industries, Inc.	493	24,152
Preformed Line Products Co.	167	10,078
Thermon Group Holdings, Inc. (a)	1,278	34,250
		267,894
Machinery - 3.3%
Actuant Corp. Class A	1,533	39,904
Alamo Group, Inc.	73	9,165
Altra Industrial Motion Corp.	3,526	127,676
Astec Industries, Inc.	1,227	51,534
Barnes Group, Inc.	2,272	140,773
Blue Bird Cor (a)	421	9,649
Briggs & Stratton Corp.	2,245	14,952
CIRCOR International, Inc. (a)	1,070	49,477
Columbus McKinnon Corp. (NY Shares)	494	19,775
Commercial Vehicle Group, Inc. (a)	1,652	10,490
Eastern Co.	288	8,793
EnPro Industries, Inc.	1,026	68,619
ESCO Technologies, Inc.	81	7,493
Federal Signal Corp.	192	6,192
Franklin Electric Co., Inc.	133	7,624
Gencor Industries, Inc. (a)	400	4,668
Gorman-Rupp Co.	765	28,688
Graham Corp.	507	11,093
Greenbrier Companies, Inc.	1,761	57,109
Hillenbrand, Inc.	1,751	58,326
Hurco Companies, Inc.	347	13,311
Hyster-Yale Materials Handling Class A	559	32,959
Kennametal, Inc.	4,500	166,005
L.B. Foster Co. Class A (a)	515	9,981
Lindsay Corp.	388	37,244
Luxfer Holdings PLC sponsored	127	2,351
Lydall, Inc. (a)	925	18,981
Manitowoc Co., Inc. (a)	1,913	33,478
Meritor, Inc. (a)	697	18,254
Miller Industries, Inc.	574	21,313
Mueller Industries, Inc.	1,379	43,783
Mueller Water Products, Inc. Class A	3,459	41,439
Navistar International Corp. New (a)	2,716	78,601
NN, Inc.	2,296	21,238
Park-Ohio Holdings Corp.	472	15,883
REV Group, Inc.	1,259	15,398
Rexnord Corp. (a)	5,218	170,211
Spartan Motors, Inc.	502	9,076
SPX Corp. (a)	444	22,591
SPX Flow, Inc. (a)	2,295	112,157
Standex International Corp.	677	53,720
Terex Corp.	850	25,313
Titan International, Inc.	2,797	10,125
TriMas Corp. (a)	2,455	77,112
Twin Disc, Inc. (a)	580	6,392
Wabash National Corp.	2,927	42,998
Watts Water Technologies, Inc. Class A	658	65,642
		1,897,556
Marine - 0.3%
Costamare, Inc.	2,825	26,922
Eagle Bulk Shipping, Inc. (a)	2,400	11,040
Genco Shipping & Trading Ltd.	855	9,080
Matson, Inc.	2,332	95,146
Safe Bulkers, Inc. (a)	2,672	4,542
Scorpio Bulkers, Inc.	2,406	15,326
		162,056
Professional Services - 1.1%
Acacia Research Corp. (a)	2,631	6,998
ASGN, Inc. (a)	351	24,910
BG Staffing, Inc.	311	6,808
CBIZ, Inc. (a)	2,812	75,812
CRA International, Inc.	301	16,395
FTI Consulting, Inc. (a)	1,856	205,385
GP Strategies Corp. (a)	711	9,407
Heidrick & Struggles International, Inc.	927	30,128
Huron Consulting Group, Inc. (a)	1,078	74,080
ICF International, Inc.	378	34,632
InnerWorkings, Inc. (a)	2,412	13,290
Kelly Services, Inc. Class A (non-vtg.)	1,807	40,802
MISTRAS Group, Inc. (a)	849	12,115
Resources Connection, Inc.	1,143	18,665
TrueBlue, Inc. (a)	2,120	51,007
		620,434
Road & Rail - 0.7%
ArcBest Corp.	1,387	38,281
Covenant Transport Group, Inc. Class A (a)	705	9,112
Daseke, Inc. (a)	2,553	8,067
Heartland Express, Inc.	2,397	50,457
Hertz Global Holdings, Inc. (a)	5,563	87,617
Marten Transport Ltd.	2,138	45,946
P.A.M. Transportation Services, Inc. (a)	29	1,674
Roadrunner Transportation Systems, Inc. (a)	180	1,658
Saia, Inc. (a)	571	53,172
U.S. Xpress Enterprises, Inc. (a)	1,200	6,036
Werner Enterprises, Inc.	2,480	90,247
YRC Worldwide, Inc. (a)	1,937	4,939
		397,206
Trading Companies & Distributors - 2.0%
Aircastle Ltd.	2,872	91,933
Beacon Roofing Supply, Inc. (a)	3,022	96,644
BlueLinx Corp. (a)	504	7,182
BMC Stock Holdings, Inc. (a)	3,650	104,719
CAI International, Inc. (a)	908	26,314
DXP Enterprises, Inc. (a)	897	35,710
Foundation Building Materials, Inc. (a)	798	15,441
GATX Corp.	1,919	158,989
General Finance Corp. (a)	347	3,841
GMS, Inc. (a)	1,217	32,956
H&E Equipment Services, Inc.	383	12,804
Herc Holdings, Inc. (a)	1,223	59,854
Kaman Corp.	1,300	85,696
MRC Global, Inc. (a)	3,917	53,428
Now, Inc. (a)	5,931	66,664
Rush Enterprises, Inc.:
Class A	1,603	74,540
Class B	135	6,170
Systemax, Inc.	159	4,000
Textainer Group Holdings Ltd. (a)	2,904	31,102
Titan Machinery, Inc. (a)	1,026	15,164
Triton International Ltd.	2,965	119,193
Veritiv Corp. (a)	707	13,907
Willis Lease Finance Corp. (a)	149	8,778
		1,125,029

TOTAL INDUSTRIALS		7,185,254

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.4%
ADTRAN, Inc.	2,592	25,635
Applied Optoelectronics, Inc. (a)	1,028	12,213
CalAmp Corp. (a)	1,840	17,627
Calix Networks, Inc. (a)	1,244	9,952
Cambium Networks Corp. (a)	86	752
Casa Systems, Inc. (a)	188	769
Comtech Telecommunications Corp.	1,303	46,243
Dasan Zhone Solutions, Inc. (a)	55	487
Digi International, Inc. (a)	1,518	26,899
Harmonic, Inc. (a)	4,768	37,190
Infinera Corp. (a)	9,777	77,629
Inseego Corp. (a)	2,452	17,973
KVH Industries, Inc. (a)	859	9,561
Lumentum Holdings, Inc. (a)	4,238	336,040
NETGEAR, Inc. (a)	1,640	40,196
NetScout Systems, Inc. (a)	3,937	94,764
Sonus Networks, Inc. (a)	3,292	10,205
Tessco Technologies, Inc.	348	3,905
		768,040
Electronic Equipment & Components - 3.2%
Anixter International, Inc. (a)	1,671	153,899
Arlo Technologies, Inc. (a)	4,173	17,568
AVX Corp.	2,581	52,833
Bel Fuse, Inc. Class B (non-vtg.)	541	11,091
Belden, Inc.	2,139	117,645
Benchmark Electronics, Inc.	2,024	69,545
CTS Corp.	1,784	53,538
Daktronics, Inc.	2,007	12,223
ePlus, Inc. (a)	87	7,333
Fabrinet (a)	161	10,439
FARO Technologies, Inc. (a)	55	2,769
Fitbit, Inc. (a)	9,729	63,920
II-VI, Inc. (a)	1,749	58,889
Insight Enterprises, Inc. (a)	1,211	85,121
KEMET Corp.	3,121	84,423
Kimball Electronics, Inc. (a)	1,262	22,148
Knowles Corp. (a)	4,459	94,308
Methode Electronics, Inc. Class A	2,003	78,818
MTS Systems Corp.	649	31,171
PC Connection, Inc.	620	30,789
Plexus Corp. (a)	1,372	105,562
Sanmina Corp. (a)	2,906	99,501
ScanSource, Inc. (a)	1,390	51,361
Tech Data Corp. (a)	1,947	279,589
TTM Technologies, Inc. (a)	5,429	81,706
Vishay Intertechnology, Inc.	7,273	154,842
Vishay Precision Group, Inc. (a)	138	4,692
		1,835,723
IT Services - 1.6%
Cardtronics PLC (a)	390	17,414
Conduent, Inc. (a)	9,492	58,850
Exela Technologies, Inc. (a)	233	95
Hackett Group, Inc.	112	1,808
Information Services Group, Inc. (a)	1,880	4,756
KBR, Inc.	7,765	236,833
Limelight Networks, Inc. (a)	3,679	15,010
Liveramp Holdings, Inc. (a)	3,674	176,609
ManTech International Corp. Class A	1,468	117,264
Perspecta, Inc.	7,126	188,411
StarTek, Inc. (a)	926	7,389
Sykes Enterprises, Inc. (a)	2,096	77,531
Unisys Corp. (a)	874	10,366
		912,336
Semiconductors & Semiconductor Equipment - 2.5%
Adesto Technologies Corp. (a)	228	1,938
Alpha & Omega Semiconductor Ltd. (a)	1,104	15,036
Ambarella, Inc. (a)	1,033	62,558
Amkor Technology, Inc. (a)	5,383	69,979
Axcelis Technologies, Inc. (a)	1,773	42,720
AXT, Inc. (a)	2,133	9,279
Brooks Automation, Inc.	526	22,071
Ceva, Inc. (a)	103	2,777
Cirrus Logic, Inc. (a)	3,194	263,218
Cohu, Inc.	2,208	50,453
Diodes, Inc. (a)	1,710	96,393
DSP Group, Inc. (a)	772	12,151
FormFactor, Inc. (a)	3,838	99,673
GSI Technology, Inc. (a)	880	6,239
Ichor Holdings Ltd. (a)	929	30,908
MACOM Technology Solutions Holdings, Inc. (a)	2,517	66,952
NeoPhotonics Corp. (a)	2,181	19,236
NVE Corp.	19	1,357
Onto Innovation, Inc. (a)	2,022	73,884
PDF Solutions, Inc. (a)	1,414	23,882
Photronics, Inc. (a)	3,574	56,326
Rambus, Inc. (a)	6,051	83,353
Semtech Corp. (a)	300	15,870
SMART Global Holdings, Inc. (a)	743	28,189
SunPower Corp. (a)	3,453	26,933
Synaptics, Inc. (a)	1,844	121,280
Ultra Clean Holdings, Inc. (a)	2,166	50,836
Veeco Instruments, Inc. (a)	2,619	38,460
Xperi Corp.	2,160	39,960
		1,431,911
Software - 0.6%
American Software, Inc. Class A	671	9,984
Avaya Holdings Corp. (a)	6,078	82,053
Cloudera, Inc. (a)	12,351	143,642
Digimarc Corp. (a)	30	1,007
GTY Govtech, Inc. (a)	2,186	12,876
Ideanomics, Inc. (a)	56	48
Onespan, Inc. (a)	521	8,920
Ping Identity Holding Corp. (a)	125	3,038
QAD, Inc. Class A	301	15,330
SecureWorks Corp. (a)	417	6,947
Synchronoss Technologies, Inc. (a)	2,126	10,099
TeleNav, Inc. (a)	958	4,656
TiVo Corp.	6,815	57,791
Verint Systems, Inc. (a)	199	11,017
		367,408
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	6,302	55,143
Diebold Nixdorf, Inc. (a)	2,039	21,532
Immersion Corp. (a)	1,713	12,728
Stratasys Ltd. (a)	2,817	56,974
		146,377

TOTAL INFORMATION TECHNOLOGY		5,461,795

MATERIALS - 4.7%
Chemicals - 1.6%
Advanced Emissions Solutions, Inc.	127	1,334
AdvanSix, Inc. (a)	1,518	30,299
American Vanguard Corp.	1,570	30,568
Amyris, Inc. (a)	2,875	8,884
Ferro Corp. (a)	834	12,368
Flotek Industries, Inc. (a)	3,037	6,074
FutureFuel Corp.	1,426	17,668
H.B. Fuller Co.	709	36,563
Hawkins, Inc.	538	24,646
Innophos Holdings, Inc.	1,079	34,506
Innospec, Inc.	184	19,033
Intrepid Potash, Inc. (a)	5,193	14,073
Koppers Holdings, Inc. (a)	297	11,351
Kraton Performance Polymers, Inc. (a)	1,220	30,890
Kronos Worldwide, Inc.	1,223	16,388
Livent Corp. (a)	8,037	68,716
LSB Industries, Inc. (a)	1,198	5,032
Marrone Bio Innovations, Inc. (a)	381	385
Minerals Technologies, Inc.	1,909	110,016
Orion Engineered Carbons SA	1,090	21,037
PolyOne Corp.	231	8,498
PQ Group Holdings, Inc. (a)	2,084	35,803
Rayonier Advanced Materials, Inc.	2,659	10,211
Sensient Technologies Corp.	1,095	72,369
Stepan Co.	999	102,338
Trecora Resources (a)	1,197	8,559
Tredegar Corp.	1,436	32,095
Trinseo SA	2,152	80,076
Tronox Holdings PLC	2,689	30,708
Valhi, Inc.	1,552	2,902
		883,390
Construction Materials - 0.2%
Summit Materials, Inc. (a)	5,039	120,432
United States Lime & Minerals, Inc.	103	9,301
		129,733
Containers & Packaging - 0.2%
Greif, Inc.:
Class A	1,491	65,902
Class B	266	13,771
UFP Technologies, Inc. (a)	329	16,322
		95,995
Metals & Mining - 2.0%
AK Steel Holding Corp. (a)	9,657	31,772
Allegheny Technologies, Inc. (a)	6,894	142,430
Carpenter Technology Corp.	2,581	128,482
Century Aluminum Co. (a)	2,756	20,711
Cleveland-Cliffs, Inc.	12,540	105,336
Coeur d'Alene Mines Corp. (a)	13,056	105,492
Commercial Metals Co.	6,463	143,931
Gold Resource Corp.	3,370	18,670
Haynes International, Inc.	685	24,509
Hecla Mining Co.	26,910	91,225
Kaiser Aluminum Corp.	416	46,130
Materion Corp.	660	39,237
Novagold Resources, Inc. (a)	3,779	33,816
Olympic Steel, Inc.	490	8,781
Ramaco Resources, Inc. (a)	506	1,811
Ryerson Holding Corp. (a)	73	864
Schnitzer Steel Industries, Inc. Class A	1,396	30,265
SunCoke Energy, Inc.	3,965	24,702
Synalloy Corp.	469	6,055
TimkenSteel Corp. (a)	2,233	17,551
Warrior Metropolitan Coal, Inc.	2,835	59,904
Worthington Industries, Inc.	1,646	69,428
		1,151,102
Paper & Forest Products - 0.7%
Boise Cascade Co.	1,625	59,361
Clearwater Paper Corp. (a)	885	18,904
Louisiana-Pacific Corp.	5,574	165,381
Neenah, Inc.	160	11,269
P.H. Glatfelter Co.	2,389	43,719
Schweitzer-Mauduit International, Inc.	1,692	71,047
Verso Corp. (a)	1,802	32,490
		402,171

TOTAL MATERIALS		2,662,391

REAL ESTATE - 11.1%
Equity Real Estate Investment Trusts (REITs) - 10.5%
Acadia Realty Trust (SBI)	4,692	121,664
Agree Realty Corp.	2,274	159,567
Alexander & Baldwin, Inc.	3,761	78,831
American Finance Trust, Inc.	5,483	72,705
Armada Hoffler Properties, Inc.	2,074	38,058
Ashford Hospitality Trust, Inc.	4,920	13,727
Braemar Hotels & Resorts, Inc.	1,620	14,467
BRT Realty Trust	546	9,266
CareTrust (REIT), Inc.	1,330	27,438
CatchMark Timber Trust, Inc.	2,682	30,763
CBL & Associates Properties, Inc.	9,157	9,615
Cedar Realty Trust, Inc.	4,709	13,892
Chatham Lodging Trust	2,521	46,235
CIM Commercial Trust Corp.	80	1,160
City Office REIT, Inc.	2,902	39,235
Community Healthcare Trust, Inc.	419	17,958
CoreCivic, Inc.	6,535	113,578
CorEnergy Infrastructure Trust, Inc.	701	31,342
CorePoint Lodging, Inc.	2,189	23,379
DiamondRock Hospitality Co.	11,047	122,401
Easterly Government Properties, Inc.	3,158	74,939
Essential Properties Realty Trust, Inc.	3,938	97,702
Farmland Partners, Inc.	1,504	10,197
First Industrial Realty Trust, Inc.	5,498	228,222
Franklin Street Properties Corp.	5,715	48,920
Front Yard Residential Corp. Class B	2,698	33,293
Getty Realty Corp.	1,832	60,218
Gladstone Commercial Corp.	1,190	26,013
Gladstone Land Corp.	993	12,879
Global Medical REIT, Inc.	1,776	23,496
Global Net Lease, Inc.	4,944	100,264
Government Properties Income Trust	2,616	84,078
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,226	103,813
Healthcare Realty Trust, Inc.	7,263	242,366
Hersha Hospitality Trust	1,889	27,485
Independence Realty Trust, Inc.	4,997	70,358
Industrial Logistics Properties Trust	3,556	79,726
Investors Real Estate Trust	635	46,038
iStar Financial, Inc.	948	13,755
Jernigan Capital, Inc.	1,158	22,164
Kite Realty Group Trust	4,547	88,803
Lexington Corporate Properties Trust	13,264	140,864
LTC Properties, Inc.	1,099	49,202
Mack-Cali Realty Corp.	4,751	109,891
Monmouth Real Estate Investment Corp. Class A	4,294	62,177
National Health Investors, Inc.	1,324	107,880
New Senior Investment Group, Inc.	2,534	19,385
One Liberty Properties, Inc.	855	23,247
Pebblebrook Hotel Trust	7,132	191,209
Pennsylvania Real Estate Investment Trust (SBI)	1,968	10,489
Physicians Realty Trust	10,353	196,086
Piedmont Office Realty Trust, Inc. Class A	6,870	152,789
Potlatch Corp.	3,627	156,940
Preferred Apartment Communities, Inc. Class A	2,496	33,247
Ramco-Gershenson Properties Trust (SBI)	4,287	64,476
Retail Opportunity Investments Corp.	6,268	110,693
Retail Value, Inc.	812	29,882
Rexford Industrial Realty, Inc.	6,072	277,308
RLJ Lodging Trust	9,279	164,424
Sabra Health Care REIT, Inc.	10,591	226,012
Safety Income and Growth, Inc.	562	22,649
Saul Centers, Inc.	62	3,272
Senior Housing Properties Trust (SBI)	12,981	109,560
Seritage Growth Properties	1,676	67,174
Stag Industrial, Inc.	7,340	231,724
Summit Hotel Properties, Inc.	5,684	70,141
Sunstone Hotel Investors, Inc.	12,314	171,411
Terreno Realty Corp.	3,256	176,280
UMH Properties, Inc.	330	5,191
Universal Health Realty Income Trust (SBI)	64	7,511
Urban Edge Properties	6,313	121,083
Urstadt Biddle Properties, Inc. Class A	1,610	39,992
Washington Prime Group, Inc.	10,182	37,062
Washington REIT (SBI)	4,401	128,421
Whitestone REIT Class B	2,086	28,411
Xenia Hotels & Resorts, Inc.	6,218	134,371
		5,960,464
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)	282	5,451
American Realty Investments, Inc. (a)	126	2,158
Consolidated-Tomoka Land Co.	265	15,985
Cushman & Wakefield PLC (a)	354	7,236
Forestar Group, Inc. (a)	664	13,844
FRP Holdings, Inc. (a)	384	19,127
Griffin Industrial Realty, Inc.	42	1,661
Kennedy-Wilson Holdings, Inc.	3,311	73,835
Marcus & Millichap, Inc. (a)	157	5,848
Maui Land & Pineapple, Inc. (a)	145	1,631
Newmark Group, Inc.	840	11,302
RE/MAX Holdings, Inc.	985	37,913
Realogy Holdings Corp.	6,239	60,394
Stratus Properties, Inc. (a)	324	10,038
Tejon Ranch Co. (a)	1,157	18,489
The St. Joe Co. (a)	1,818	36,051
Transcontinental Realty Investors, Inc. (a)	53	2,114
		323,077

TOTAL REAL ESTATE		6,283,541

UTILITIES - 5.9%
Electric Utilities - 1.8%
Allete, Inc.	2,843	230,766
El Paso Electric Co.	1,850	125,597
Genie Energy Ltd. Class B	465	3,594
MGE Energy, Inc.	1,220	96,160
Otter Tail Corp.	1,208	61,958
PNM Resources, Inc.	4,359	221,045
Portland General Electric Co.	4,924	274,710
		1,013,830
Gas Utilities - 2.0%
New Jersey Resources Corp.	4,542	202,437
Northwest Natural Holding Co.	1,416	104,402
ONE Gas, Inc.	2,865	268,078
RGC Resources, Inc.	414	11,832
South Jersey Industries, Inc.	4,375	144,288
Southwest Gas Holdings, Inc.	2,645	200,941
Spire, Inc.	2,727	227,186
		1,159,164
Independent Power and Renewable Electricity Producers - 0.7%
Atlantic Power Corp. (a)	2,269	5,287
Clearway Energy, Inc.:
Class A	1,867	35,697
Class C	4,086	81,516
Ormat Technologies, Inc.	1,401	104,403
Pattern Energy Group, Inc.	4,841	129,521
Sunnova Energy International, Inc.	541	6,038
Terraform Power, Inc.	1,240	19,084
		381,546
Multi-Utilities - 1.2%
Avista Corp.	3,652	175,625
Black Hills Corp.	3,348	262,952
NorthWestern Energy Corp.	2,778	199,099
Unitil Corp.	796	49,209
		686,885
Water Utilities - 0.2%
AquaVenture Holdings Ltd. (a)	650	17,628
Artesian Resources Corp. Class A	436	16,224
Cadiz, Inc. (a)	740	8,155
California Water Service Group	153	7,889
Consolidated Water Co., Inc.	782	12,747
Middlesex Water Co.	121	7,692
SJW Corp.	506	35,956
York Water Co.	70	3,228
		109,519

TOTAL UTILITIES		3,350,944

TOTAL COMMON STOCKS
(Cost $53,345,928)		56,676,555

Money Market Funds - 0.1%
Fidelity Cash Central Fund 1.58% (b)
(Cost $39,035)	39,027	39,035
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $53,384,963)		56,715,590
NET OTHER ASSETS (LIABILITIES) - 0.2%		116,303
NET ASSETS - 100%		$56,831,893

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	March 2020	$83,530	$337	$337

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,588
Total	$4,588

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,257,302	$1,257,302	$--	$--
Consumer Discretionary	5,483,786	5,483,786	--	--
Consumer Staples	1,520,999	1,520,999	--	--
Energy	3,294,719	3,294,719	--	--
Financials	17,133,771	17,133,771	--	--
Health Care	3,042,053	3,042,053	--	--
Industrials	7,185,254	7,185,254	--	--
Information Technology	5,461,795	5,461,795	--	--
Materials	2,662,391	2,662,391	--	--
Real Estate	6,283,541	6,283,541	--	--
Utilities	3,350,944	3,350,944	--	--
Money Market Funds	39,035	39,035	--	--
Total Investments in Securities:	$56,715,590	$56,715,590	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$337	$337	$--	$--
Total Assets	$337	$337	$--	$--
Total Derivative Instruments:	$337	$337	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$337	$0
Total Equity Risk	337	0
Total Value of Derivatives	$337	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Value Index Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $53,345,928)	$56,676,555
Fidelity Central Funds (cost $39,035)	39,035
Total Investment in Securities (cost $53,384,963)		$56,715,590
Cash		3,668
Receivable for investments sold		370
Receivable for fund shares sold		710,530
Dividends receivable		107,835
Distributions receivable from Fidelity Central Funds		447
Receivable for daily variation margin on futures contracts		337
Total assets		57,538,777
Liabilities
Payable for investments purchased	$698,267
Payable for fund shares redeemed	6,465
Accrued management fee	2,152
Total liabilities		706,884
Net Assets		$56,831,893
Net Assets consist of:
Paid in capital		$53,577,945
Total accumulated earnings (loss)		3,253,948
Net Assets		$56,831,893
Net Asset Value, offering price and redemption price per share ($56,831,893 ÷ 2,629,800 shares)		$21.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period July 11, 2019 (commencement of operations) to December 31, 2019 (Unaudited)
Investment Income
Dividends		$267,048
Income from Fidelity Central Funds		4,588
Total income		271,636
Expenses
Management fee	$5,746
Independent trustees' fees and expenses	25
Total expenses before reductions	5,771
Expense reductions	(12)
Total expenses after reductions		5,759
Net investment income (loss)		265,877
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,854)
Futures contracts	10,538
Total net realized gain (loss)		(13,316)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,330,627
Futures contracts	337
Total change in net unrealized appreciation (depreciation)		3,330,964
Net gain (loss)		3,317,648
Net increase (decrease) in net assets resulting from operations		$3,583,525

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period July 11, 2019 (commencement of operations) to December 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$265,877
Net realized gain (loss)	(13,316)
Change in net unrealized appreciation (depreciation)	3,330,964
Net increase (decrease) in net assets resulting from operations	3,583,525
Distributions to shareholders	(329,577)
Share transactions
Proceeds from sales of shares	55,573,496
Reinvestment of distributions	311,056
Cost of shares redeemed	(2,306,607)
Net increase (decrease) in net assets resulting from share transactions	53,577,945
Total increase (decrease) in net assets	56,831,893
Net Assets
Beginning of period	–
End of period	$56,831,893
Other Information
Shares
Sold	2,727,039
Issued in reinvestment of distributions	14,387
Redeemed	(111,626)
Net increase (decrease)	2,629,800

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Value Index Fund

Six months ended (Unaudited) December 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss)B	.23
Net realized and unrealized gain (loss)	1.51
Total from investment operations	1.74
Distributions from net investment income	(.12)
Distributions from net realized gain	(.02)
Total distributions	(.13)C
Net asset value, end of period	$21.61
Total ReturnD,E	8.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.05%H
Expenses net of all reductions	.05%H
Net investment income (loss)	2.34%H
Supplemental Data
Net assets, end of period (000 omitted)	$56,832
Portfolio turnover rateI	3%J

 A For the period July 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2019

1. Organization.

Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of each applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Growth Index Fund	$18,242,336	$1,140,383	$(406,508)	$733,875
Fidelity Mid Cap Value Index Fund	20,183,142	1,062,703	(267,374)	795,329
Fidelity Small Cap Growth Index Fund	20,513,985	2,114,461	(784,444)	1,330,017
Fidelity Small Cap Value Index Fund	53,443,568	4,375,386	(1,103,027)	3,272,359

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Growth Index Fund	19,230,918	1,327,067
Fidelity Mid Cap Value Index Fund	21,858,665	1,908,773
Fidelity Small Cap Growth Index Fund	21,337,637	775,604
Fidelity Small Cap Value Index Fund	54,323,221	755,020

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee. The management fee is based on the annual rates of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

% of Average Net Assets
Fidelity Mid Cap Growth Index Fund	.05%
Fidelity Mid Cap Value Index Fund	.05%
Fidelity Small Cap Growth Index Fund	.05%
Fidelity Small Cap Value Index Fund	.05%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Value Index Fund	4
Fidelity Small Cap Growth Index Fund	12
Fidelity Small Cap Value Index Fund	12

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Mid Cap Growth Index Fund	14%
Fidelity Mid Cap Value Index Fund	13%
Fidelity Small Cap Growth Index Fund	17%

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 11, 2019 to December 31, 2019). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 30, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Fidelity Mid Cap Growth Index Fund	.05%
Actual		$1,000.00	$1,050.00	$.24-B
Hypothetical-C		$1,000.00	$1,024.89	$.25-D
Fidelity Mid Cap Value Index Fund	.05%
Actual		$1,000.00	$1,067.70	$.25-B
Hypothetical-C		$1,000.00	$1,024.89	$.25-D
Fidelity Small Cap Growth Index Fund	.05%
Actual		$1,000.00	$1,070.00	$.25-B
Hypothetical-C		$1,000.00	$1,024.89	$.25-D
Fidelity Small Cap Value Index Fund	.05%
Actual		$1,000.00	$1,087.20	$.25-B
Hypothetical-C		$1,000.00	$1,024.89	$.25-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by 174/366 (to reflect the period July 11, 2019 to December 31, 2019.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period)

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Growth Index Fund
Fidelity Mid Cap Value Index Fund
Fidelity Small Cap Growth Index Fund
Fidelity Small Cap Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts and sub-advisory agreements with Geode (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR expects to redomicile as a Delaware limited liability company. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio. The Board further considered that it received and reviewed information regarding each fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the approval of the management contract and sub-advisory agreements in March 2019. The Board noted that, because each fund did not commence operations until July 2019, no new competitive management fee and expense information was considered by the Board.

Management Fee.  The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Fidelity funds and servicing the Fidelity funds' shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the Fidelity funds. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the Fidelity fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the Fidelity funds and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed and each fund's Amended and Restated Contracts should be approved.

C06-SANN-0220
1.9896343.100

Fidelity® Municipal Bond Index Fund

Semi-Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of December 31, 2019

% of fund's net assets
California	17.3
New York	15.0
Texas	7.6
Illinois	4.7
New Jersey	4.6

Top Five Sectors as of December 31, 2019

% of fund's net assets
General Obligations	32.3
Transportation	14.0
Special Tax	11.9
Health Care	10.7
Water & Sewer	9.9

Quality Diversification (% of fund's net assets)

As of December 31, 2019
AAA	16.7%
AA,A	76.5%
BBB	6.5%
Not Rated	0.6%
Short-Term Investments and Net Other Assets*	0.3%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.5%
	Principal Amount	Value
Alabama - 2.0%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	$70,000	$74,184
Series 2017 A, 4% 6/1/37	25,000	28,086
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43	5,000	5,058
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (a)	120,000	127,266
Series A, 4% 6/1/22	30,000	31,812
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	10,000	10,198
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Series 2014, 5% 1/1/29	50,000	55,289
Pell City Spl. Care Facilities Rev. Series 2012 A, 5% 12/1/39	60,000	63,758
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	40,000	42,875
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (a)	50,000	54,240
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	45,000	52,704
UAB Medicine Fin. Auth. Rev. Series 2017 B1, 3.25% 9/1/31	5,000	5,287
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	50,843
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	10,426

TOTAL ALABAMA		612,026

Alaska - 0.2%
Alaska Gen. Oblig. Series 2015 B, 5% 8/1/27	50,000	59,766
Arizona - 1.4%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	40,801
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	47,366
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	61,157
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 D, 5% 7/1/25	15,000	17,966
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,532
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	55,265
Series 2011 A, 5% 12/1/25	65,000	69,753
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5.25% 12/1/24	10,000	11,619
5.25% 12/1/26	15,000	18,199
Series 2007, 5.25% 12/1/23	20,000	22,645
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	45,000	53,022

TOTAL ARIZONA		427,325

Arkansas - 0.1%
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39	35,000	39,267
California - 17.3%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 3% 10/1/34 (FSA Insured)	15,000	15,531
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds Series 2017 G, 2%, tender 4/1/24 (a)	50,000	51,455
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	27,278
Series F1:
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	45,000	49,100
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	35,000	40,914
California Dept. of Wtr. Resources Series AV, 4% 12/1/31	40,000	46,190
California Edl. Facilities Auth. Rev.:
Series 2001 A, 0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	10,268
Series T1, 5% 3/15/39	30,000	43,143
California Gen. Oblig.:
Series 2013:
4% 4/1/43	30,000	31,658
5% 9/1/27	80,000	91,226
5% 11/1/30	25,000	28,589
Series 2014, 5% 10/1/28	30,000	35,306
Series 2015:
5% 8/1/23	25,000	28,508
5% 9/1/26	20,000	24,204
5% 8/1/29	20,000	23,982
5% 8/1/45	40,000	46,654
Series 2016:
4% 9/1/35	50,000	56,697
5% 9/1/30	75,000	79,863
5% 9/1/30	15,000	18,399
5% 9/1/45	10,000	11,869
Series 2017:
4% 8/1/37	25,000	28,524
5% 11/1/22	70,000	77,867
Series 2019:
5% 8/1/36	100,000	125,161
5% 4/1/45	125,000	155,905
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	80,000	87,262
Series 2015, 5% 11/15/26	50,000	61,161
Series 2016 B, 5% 11/15/46	25,000	29,476
Series 2017 A, 5% 11/1/27	20,000	25,732
Series 2018 A, 4% 11/15/42	15,000	16,741
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016, 5% 10/1/26	15,000	18,566
Series 2018, 5% 10/1/26	25,000	31,383
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	20,000	21,124
California State Univ. Rev.:
Series 2015 A, 5% 11/1/26	25,000	30,594
Series 2016 A, 3.2% 11/1/37	35,000	36,423
Series 2017 A, 5% 11/1/21	100,000	107,415
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	25,278
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	22,390
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	30,620
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2015 A, 5% 6/1/37	65,000	77,045
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	61,717
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	20,000	17,114
Series 2013 A, 0% 1/15/24 (FSA Insured)	40,000	37,464
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	33,726
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	44,789
Series 2015 A:
5% 6/1/35	20,000	23,338
5% 6/1/40	20,000	23,091
Series 2018 A, 5% 6/1/21	25,000	26,379
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	7,929
Series 2016 B, 3% 8/1/45	20,000	20,254
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	85,000	93,998
Long Beach Unified School District Series 2012, 5% 8/1/29	105,000	115,459
Los Angeles Cmnty. College District:
Series A, 5% 8/1/30	30,000	35,072
Series C, 5% 8/1/22	25,000	27,605
Series G, 5% 8/1/27	10,000	11,749
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/44	45,000	55,283
Los Angeles Dept. Arpt. Rev.:
Series 2015 A, 5% 5/15/40 (b)	40,000	45,874
Series 2018 D, 5% 5/15/22 (b)	80,000	87,029
Series B, 5% 5/15/34 (b)	10,000	12,288
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A, 5% 7/1/23	10,000	11,208
Series 2014 C, 4% 7/1/22	55,000	59,208
Series 2014 D, 5% 7/1/44	45,000	51,621
Series 2017 A, 5% 7/1/28	20,000	25,107
Series B, 5% 7/1/30	195,000	220,960
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C, 5% 7/1/25	35,000	38,521
Series 2014 A, 5% 7/1/44	25,000	28,702
Series B, 5% 7/1/25	25,000	28,495
Los Angeles Unified School District:
Series 2016 A, 5% 7/1/40	30,000	35,109
Series A:
5% 7/1/22	40,000	43,899
5% 7/1/30	50,000	64,667
Marin Healthcare District Series 2017 A, 3% 8/1/37	50,000	51,517
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2017 A, 2.5% 7/1/25	60,000	64,487
Montebello Unified School District Series A, 5% 8/1/41	50,000	58,313
Newport Mesa Unified School District Series 2011, 0% 8/1/41 (Pre-Refunded to 8/1/21 @ 24.488)	70,000	16,827
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	15,370
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (FSA Insured)	25,000	25,460
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	26,114
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	25,340
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	37,492
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	2,051
San Diego Cmnty. College District Series 2016, 5% 8/1/41	50,000	59,866
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	30,000	37,345
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	15,000	19,420
Series A, 0% 7/1/31	15,000	11,617
Series F1, 5.25% 7/1/28	30,000	39,769
Series R1, 0% 7/1/30	35,000	27,966
Series R3, 5% 7/1/21	10,000	10,607
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	11,381
Series A1, 5% 8/1/47	80,000	97,212
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2017 D, 5% 5/1/24 (b)	35,000	40,356
Series 2018 G, 5% 5/1/27 (b)	75,000	92,123
Series 2019 A, 5% 5/1/49 (b)	25,000	30,001
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	33,612
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2011, 5% 11/1/20 (Escrowed to Maturity)	85,000	87,867
Series 2015 A, 5% 11/1/29	15,000	17,947
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/25 (Escrowed to Maturity)	95,000	89,490
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,197
San Jose Int. Arpt. Rev.:
Series 2017 A, 5% 3/1/22 (b)	85,000	91,752
Series 2017 B, 5% 3/1/42	20,000	24,111
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	140,000	147,066
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	18,628
Santa Clara County Fing. Auth. Lease Rev. Series 2018 A, 3.5% 4/1/39	30,000	31,823
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	38,542
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	90,794
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	200,000	214,690
Solano Cmnty. College District Series A, 0% 8/1/41 (c)	40,000	41,966
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	36,338
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	95,000	99,991
Univ. of California Revs.:
Series 2014, 5% 5/15/25	55,000	64,560
Series 2017 AV, 5% 5/15/47	65,000	78,231
Series AM, 5.25% 5/15/37	35,000	40,771
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	13,073
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	25,000	25,116
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	35,000	35,976

TOTAL CALIFORNIA		5,301,331

Colorado - 1.3%
Colorado Health Facilities Auth. Rev.:
Series 2011 A, 5.25% 2/1/31 (Pre-Refunded to 2/1/21 @ 100)	80,000	83,502
Series B, 4% 12/1/26	50,000	52,963
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	50,000	56,093
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	30,525
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	25,000	27,356
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28	45,000	49,560
Series 2017 A, 5% 11/15/28 (b)	30,000	36,860
Series 2018 B, 3.5% 12/1/35	15,000	16,363
Series 2019 C, 5% 11/15/31	30,000	38,267
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,879
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,826

TOTAL COLORADO		412,194

Connecticut - 2.1%
Connecticut Gen. Oblig.:
Series 2015 B, 3.375% 6/15/29	25,000	26,749
Series 2016 G, 5% 11/1/20	310,000	319,894
Series 2019 A:
5% 4/15/21	70,000	73,413
5% 4/15/27	25,000	30,757
Series E, 5% 10/15/25	30,000	35,922
Connecticut Hsg. Fin. Auth.:
Series 2018 A, 3.5% 5/15/33	60,000	64,293
Series B1, 3.45% 11/15/41	5,000	5,149
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2016 A, 5% 9/1/31	5,000	5,971
Series 2018 A, 5% 1/1/27	35,000	42,887
Series B, 5% 10/1/33	10,000	12,302
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,019

TOTAL CONNECTICUT		648,356

Delaware - 0.2%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	44,000	46,614
District Of Columbia - 2.5%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/26	65,000	73,293
Series 2016 A, 5% 6/1/32	40,000	48,080
Series 2017 D, 5% 6/1/42	35,000	41,850
District of Columbia Income Tax Rev. Series 2010 A, 5% 12/1/21	250,000	254,005
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	30,304
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	38,608
Series 2014 C, 5% 10/1/27	20,000	23,497
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	10,000	8,885
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	12,158
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	45,000	49,280
Series 2014 A, 5% 10/1/28 (b)	40,000	46,232
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 A1, 5% 7/1/29	105,000	130,653

TOTAL DISTRICT OF COLUMBIA		756,845

Florida - 4.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	35,000	34,057
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	40,662
Broward County Port Facilities Rev. Series 2011 B, 4.625% 9/1/27 (Pre-Refunded to 9/1/21 @ 100) (b)	70,000	73,752
Central Florida Expressway Auth. Sr. Lien Rev. Series 2016 B, 4% 7/1/40	20,000	21,855
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2018 A, 4% 6/1/37	55,000	62,847
Series C, 4% 6/1/28	30,000	32,579
Florida Dept. of Trans. Tpk. Rev. Series 2016 B, 2.625% 7/1/27	60,000	63,297
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	45,856
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (b)	30,000	36,407
Halifax Hosp. Med. Ctr. Rev. Series 2015, 4% 6/1/38	25,000	26,375
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	50,000	52,687
5% 10/1/28	25,000	28,016
Hillsborough County Util. Rev. Series 2016, 3% 8/1/46	40,000	40,069
JEA Wtr. & Swr. Sys. Rev.:
Series 2014 A, 4% 10/1/40	80,000	85,986
Series A, 4.25% 10/1/41	110,000	113,105
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	10,297
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	27,950
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	45,000	49,474
Series 2016 A, 5% 10/1/41	20,000	23,573
Miami-Dade County Cap. Asset Acquisition Series 2016, 0% 10/1/32	15,000	10,266
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	76,117
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.) Series 2015 B, 5% 7/1/27	40,000	46,494
Series 2015 D, 3% 7/1/39	35,000	35,827
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 3.125% 10/1/39	5,000	5,133
Series 2019 B, 3% 10/1/49	10,000	9,789
Series 2019, 5% 10/1/46	40,000	48,281
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	22,408
Series 2016 B, 4% 10/1/36	30,000	33,417
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,255
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	30,000	31,251

TOTAL FLORIDA		1,217,082

Georgia - 1.6%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015, 5% 11/1/35	30,000	35,239
5% 11/1/29	10,000	11,847
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	20,000	24,540
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	130,000	138,776
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	24,575
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2017 A, 4% 2/15/42	30,000	32,021
Georgia Gen. Oblig.:
Series 2017 C, 5% 7/1/27	45,000	56,938
Series 2018 A:
3% 7/1/33	25,000	26,850
5% 7/1/27	5,000	6,326
Georgia Hsg. & Fin. Auth. Series 2017 C, 3.65% 12/1/42	25,000	26,207
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	25,000	25,735
Series 2017 B, 3.2% 12/1/32	10,000	10,534
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	10,000	10,397
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2017 C, 3.25% 7/1/39	30,000	31,232
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	20,089

TOTAL GEORGIA		481,306

Hawaii - 0.9%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	37,333
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	36,586
Series FW, 3.5% 1/1/38	45,000	48,945
Honolulu City & County Gen. Oblig. Series A, 5% 10/1/39	100,000	116,669
Honolulu City and County Wastewtr. Sys. Series 2018 A, 3.375% 7/1/42	40,000	41,891

TOTAL HAWAII		281,424

Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	30,418
Series 2015 ID, 5.5% 12/1/29	20,000	23,963

TOTAL IDAHO		54,381

Illinois - 4.7%
Chicago Gen. Oblig.:
Series 2015 A:
5% 1/1/26	15,000	16,811
5.5% 1/1/33	20,000	22,679
Series 2019 A, 5% 1/1/40	25,000	28,337
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	65,000	73,735
Series 2014 B, 5% 1/1/27	5,000	5,714
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 A, 5% 1/1/35	5,000	5,014
Series 2012 A, 5% 1/1/24 (b)	20,000	21,411
Series 2013 B, 5% 1/1/26	70,000	77,622
Series 2013 D, 5% 1/1/44	15,000	16,383
Series 2017 A, 5% 1/1/27	20,000	24,507
Series 2017 B, 5% 1/1/33	30,000	35,931
Series 2017 D, 5% 1/1/42 (b)	35,000	40,584
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	34,997
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	44,017
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	52,215
Series 2014 A, 5% 10/1/21	25,000	26,621
Series 2016:
3.25% 11/15/45	15,000	15,060
4% 7/1/30	60,000	67,217
4% 12/1/31	25,000	27,005
Series 2018 A, 5% 10/1/41	25,000	30,095
Series 2019, 5% 7/1/27	65,000	81,190
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	30,000	31,191
4% 1/1/30	35,000	35,692
5% 1/1/34	60,000	62,672
Series 2017 A, 4.5% 12/1/41	35,000	37,382
Series 2017 C, 5% 11/1/29	65,000	74,395
Series 2019 B, 5% 9/1/25	30,000	34,048
Illinois Sales Tax Rev.:
Series 2011, 3.75% 6/15/25	5,000	5,102
Series 2013, 5% 6/15/24	20,000	21,733
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	25,000	28,633
Series B, 5% 1/1/27	25,000	30,764
Series C, 5% 1/1/30	30,000	38,453
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	20,416
Series A, 0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,266
Series 1998 A, 5.5% 12/15/23 (FGIC Insured)	45,000	48,485
Series 2002, 0% 12/15/23	30,000	27,799
Series 2012 B:
4.25% 6/15/42	20,000	20,430
5% 12/15/28	20,000	21,384
Series 2017 B, 0% 12/15/56 (FSA Insured)	50,000	13,274
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/29	45,000	53,877
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	60,150
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	35,000	37,134

TOTAL ILLINOIS		1,455,425

Indiana - 1.2%
Carmel Loc Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	54,138
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	50,030
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	84,785
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	42,437
Indiana Fin. Auth. Rev. Series 2012 C, 5% 2/1/32 (Pre-Refunded to 2/1/23 @ 100)	60,000	67,042
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/54	25,000	30,222
Series 2011 A, 5.5% 2/1/33	45,000	46,981

TOTAL INDIANA		375,635

Iowa - 0.2%
Iowa Fin. Auth. Rev. Series 2016, 5% 8/1/26	45,000	55,642
Kansas - 0.4%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	30,782
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	54,585
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37	45,000	48,747

TOTAL KANSAS		134,114

Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	56,747
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev.:
(Prarie State Proj.) Series 2015 A, 5% 9/1/23	25,000	28,058
Series 2015 A, 5% 9/1/42	30,000	34,160
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	35,867

TOTAL KENTUCKY		154,832

Louisiana - 0.9%
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	60,000	66,158
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31	35,000	37,159
Series 2017 A, 5% 4/1/25	25,000	29,718
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	30,000	31,227
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	55,845
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	26,972
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	30,000	38,223

TOTAL LOUISIANA		285,302

Maryland - 1.9%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	46,474
Maryland Dept. of Trans. Consolidated Trans. Rev.:
Series 2016, 4% 11/1/29	85,000	95,363
Series 2018, 3% 5/1/31	40,000	42,770
Maryland Gen. Oblig.:
Series 2019, 5% 3/15/30	50,000	64,797
Series A, 5% 3/15/30	30,000	37,973
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2017 MD, 4% 12/1/46	15,000	16,419
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	40,000	40,148
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29	85,000	99,320
Series 2015 B, 3% 12/1/29	70,000	73,411
Washington Suburban San. District Series 2016 2, 5% 6/1/34	65,000	77,994

TOTAL MARYLAND		594,669

Massachusetts - 3.8%
Boston Gen. Oblig. Series A, 5% 4/1/26	130,000	160,593
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	40,000	52,162
Series A, 5.25% 7/1/28	20,000	26,081
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	20,000	23,790
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 A, 5% 7/15/40	25,000	36,118
Series 2016 I, 3% 7/1/32	25,000	26,068
Series 2017, 4% 4/1/41	30,000	33,344
Series BB1, 4% 10/1/46	25,000	26,999
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	60,000	69,152
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series 2016 A, 5% 6/15/27	55,000	67,650
Massachusetts Gen. Oblig.:
Series 2016 B, 4% 7/1/33	75,000	84,598
Series 2016 G, 3% 9/1/46	10,000	10,101
Series 2017 F, 5% 11/1/44	20,000	24,180
Series 2019 A, 5% 1/1/49	70,000	85,343
Series B, 5% 7/1/26	40,000	49,417
Series D, 5% 7/1/26	40,000	49,417
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	25,000	26,714
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	25,000	26,740
Series 2012 B, 5% 8/15/28	55,000	60,425
Series 2016 B, 5% 11/15/46	30,000	35,540
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2011 C, 5.25% 8/1/42 (Pre-Refunded to 8/1/21 @ 100)	190,000	202,299

TOTAL MASSACHUSETTS		1,176,731

Michigan - 2.0%
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	10,000	10,877
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25	100,000	105,857
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5% 10/15/28	25,000	30,577
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	20,000	23,177
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C, 5% 7/1/21 (FSA Insured)	65,000	68,628
Series 2014 D, 5% 7/1/24 (FSA Insured)	20,000	23,304
Series 2016:
3.25% 11/15/42	25,000	25,380
5% 11/15/23	55,000	62,546
Michigan Hosp. Fin. Auth. Rev. Series 2008 C, 5% 12/1/20	175,000	181,055
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2016 A, 3.35% 12/1/31	35,000	36,798
Series 2016 B, 3.5% 12/1/41	15,000	15,570
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018, 5% 12/31/31 (b)	20,000	24,703

TOTAL MICHIGAN		608,472

Minnesota - 1.6%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	32,131
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	130,000	148,847
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	43,020
Minnesota Gen. Oblig.:
Series 2015 B, 2.95% 8/1/27	40,000	42,688
Series 2017 A, 5% 10/1/28	25,000	31,619
Series 2018 B, 3.25% 8/1/36	5,000	5,385
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	25,000	25,493
Series 2019, 5% 5/1/48	15,000	18,102
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 1994 A, 0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	35,402
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	100,000	103,712

TOTAL MINNESOTA		486,399

Mississippi - 0.1%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	18,392
Missouri - 1.2%
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	30,915
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	39,673
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2014 A, 5% 6/1/29	55,000	62,680
Missouri Health & Edl. Facilities Rev.:
Series 2016, 5% 11/15/28	10,000	12,069
Series 2017 C, 3.625% 11/15/47	25,000	26,329
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	51,102
(Prarie State Proj.) Series 2016 A, 4% 12/1/36	40,000	44,154
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (FSA Insured)	50,000	56,620
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	55,702

TOTAL MISSOURI		379,244

Montana - 0.3%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	65,000	78,309
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/42 @ 100)	70,000	75,698
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	49,602

TOTAL NEBRASKA		125,300

Nevada - 0.8%
Clark County Fuel Tax:
Series 2019 A, 5% 12/1/24	45,000	53,150
Series 2019, 5% 6/1/25	25,000	29,892
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	12,337
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	20,000	20,347
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	80,162
Las Vegas Convention & Visitors Auth. Series 2018 B, 4% 7/1/49	45,000	49,072

TOTAL NEVADA		244,960

New Jersey - 4.6%
New Jersey Econ. Dev. Auth. Series UU:
5% 6/15/40	10,000	10,965
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,821
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	17,586
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN:
4% 3/1/29	15,000	15,692
5% 3/1/26	15,000	16,509
Series 2014 PP, 4% 6/15/30	20,000	21,164
Series 2014 UU, 5% 6/15/30	40,000	44,567
Series 2015 XX, 5% 6/15/21	50,000	52,582
Series PP, 5% 6/15/30	25,000	27,855
Series WW, 5% 6/15/37	30,000	33,507
New Jersey Edl. Facility:
Series 2014, 5% 6/15/24	5,000	5,688
Series 2015 A, 5% 7/1/22	50,000	54,848
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	21,642
Series 2014, 5% 6/1/21	55,000	57,907
Series 2016, 5% 6/1/24	25,000	28,721
Series O:
5.25% 8/1/21	10,000	10,629
5.25% 8/1/22	30,000	33,025
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017, 5% 10/1/27	15,000	17,877
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	47,205
Series 2017 A, 4% 7/1/52	25,000	27,056
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B, 5% 12/1/22 (b)	75,000	82,580
Series 2019 A, 5% 12/1/27	35,000	43,648
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 4% 6/1/37	30,000	32,238
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	15,000	16,455
Series 2015 E, 5% 1/1/45	45,000	51,307
Series 2017 B, 4% 1/1/35	35,000	40,075
Series 2017 E, 5% 1/1/29	15,000	18,864
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/24 (AMBAC Insured)	35,000	31,821
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	16,110
Series 2008 A, 0% 12/15/38	35,000	18,533
Series 2010 A:
0% 12/15/29	20,000	15,137
0% 12/15/33	15,000	9,779
Series 2011 A, 5% 6/15/26	35,000	36,727
Series 2011 B, 5.5% 6/15/31	35,000	36,915
Series 2012 AA, 5% 6/15/38	45,000	47,960
Series 2014 AA, 5% 6/15/38	20,000	22,026
Series 2016 A, 5% 6/15/30	25,000	29,112
Series 2019 AA, 4.5% 6/15/49	65,000	70,188
Series A:
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	43,148
5% 6/15/30	50,000	58,224
Series AA, 5.25% 6/15/27	20,000	23,223
Passaic Valley Swr. Series F, 2.5% 12/1/32 (FGIC Insured)	85,000	84,998
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (b)	25,000	29,199

TOTAL NEW JERSEY		1,409,113

New Mexico - 0.5%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	70,000	76,935
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44	40,000	43,026
New Mexico Severance Tax Rev. Series 2018 A, 5% 7/1/23	30,000	33,961

TOTAL NEW MEXICO		153,922

New York - 15.0%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	24,701
Dorm. Auth. New York Univ. Rev.:
Series 2016 A, 5% 7/1/29	60,000	73,630
Series 2017 A:
5% 7/1/24	30,000	35,201
5% 7/1/25	80,000	96,147
5% 10/1/29	15,000	18,621
Series 2018 A, 5% 7/1/21	35,000	37,082
Series 2018 B, 5% 10/1/38	45,000	56,393
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 4% 2/15/44	35,000	38,601
Liberty Dev. Corp. Rev. Series 2007, 5.5% 10/1/37	25,000	35,490
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/25	35,000	38,508
Series 2017, 5% 9/1/23	65,000	73,845
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	30,000	33,116
Series 2018 1, 5% 8/1/28	10,000	12,505
Series 2018 B-1, 3.25% 10/1/42	55,000	56,712
Series 2019 E:
5% 8/1/25	25,000	30,082
5% 8/1/34	70,000	87,805
Series A, 5.25% 8/1/25	15,000	17,105
Series C, 5% 8/1/24	50,000	58,551
Series F, 5% 8/1/24	45,000	51,025
New York City Hsg. Dev. Corp. Series 2017 C2, 1.7% 7/1/21	30,000	30,004
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2019 E1, 3.25% 11/1/49	35,000	35,334
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	5,641
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	10,922
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	10,481
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2015 HH, 5% 6/15/29	65,000	77,677
Series 2016 BB, 5% 6/15/46	40,000	46,508
Series 2018 AA, 5% 6/15/37	5,000	6,060
Series 2018 CC, 4% 6/15/37	20,000	22,476
Series 2019 DD, 5.25% 6/15/49	65,000	80,068
Series FF2, 4% 6/15/41	40,000	45,344
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S2, 5% 7/15/40	70,000	82,036
Series 2018 S4, 5% 7/15/31	30,000	37,650
Series S4, 5.25% 7/15/35	15,000	18,944
New York City Transitional Fin. Auth. Rev.:
Series 13, 5% 11/1/20	100,000	103,271
Series 2016 A, 5% 5/1/40	15,000	17,857
Series 2016 B1, 5% 11/1/35	105,000	124,339
Series 2018 A, 5% 8/1/38	55,000	66,590
Series 2018 B, 5% 8/1/45	50,000	59,694
Series A1, 5% 5/1/23	140,000	157,884
Series B1, 5% 11/1/28	30,000	35,989
New York City Trust Cultural Resources Rev. Series 2016 1E, 4% 4/1/27	15,000	17,691
New York Dorm. Auth. Personal Income Tax Rev. Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	241,606
New York Dorm. Auth. Rev.:
Series 1:
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	235,000	253,516
5% 7/1/30	20,000	26,030
Series 2014, 5% 7/1/22	85,000	93,065
Series 2015 A:
5% 5/1/21	75,000	78,752
5% 7/1/21	105,000	111,021
5% 5/1/33	40,000	46,915
New York Dorm. Auth. Sales Tax Rev. Series 2017 A, 5% 3/15/43	75,000	89,448
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	10,779
Series 2019 B, 5% 6/15/31	25,000	32,365
(New York Muni. Wtr. Fin. Auth. Proj.) Series 2018 A, 5% 6/15/30	50,000	63,674
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	20,000	14,647
New York Metropolitan Trans. Auth. Rev.:
Series 2012 F, 5% 11/15/25	5,000	5,521
Series 2014 B, 5% 11/15/20	40,000	41,313
Series 2016 D, 5% 11/15/27	10,000	12,230
Series 2017 A1, 4% 11/15/48	30,000	32,614
Series 2017 C1:
5% 11/15/24	20,000	23,436
5% 11/15/28	25,000	31,206
Series 2018 B, 5% 11/15/25	35,000	42,059
Series 2019 B, 4% 11/15/49 (FSA Insured)	75,000	83,345
New York State Dorm. Auth.:
Series 2017 B, 5% 2/15/39	15,000	18,142
Series 2018 A, 5% 3/15/32	50,000	62,899
Series 2019 A, 5% 3/15/40	90,000	110,911
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,695
Series 2019 A, 5% 2/15/49	30,000	37,153
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	41,169
New York State Hsg. Fin. Agcy. Rev. Series L, 3.45% 11/1/42	25,000	25,889
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	25,000	24,521
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	25,000	25,757
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	84,281
New York Thruway Auth. Gen. Rev.:
Series K, 5% 1/1/28	10,000	11,757
Series L, 5% 1/1/34	70,000	86,895
New York Thruway Auth. Personal Income Tax Rev. Series 2010 A, 5% 3/15/26	290,000	297,839
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	30,000	36,293
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (b)	30,000	31,456
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	44,520
Series 2016 A, 5% 3/15/26	20,000	24,414
Series 2019 A:
5% 3/15/42	15,000	18,249
5% 3/15/44	25,000	30,297
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	25,000	27,855
5% 5/1/27	15,000	17,154
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	50,786
Triborough Bridge & Tunnel Auth. Revs.:
Series 2016 A, 5% 11/15/41	65,000	76,493
Series 2019 A, 5% 11/15/49	45,000	55,013
Util. Debt Securitization Auth. Series 2017, 5% 12/15/41	50,000	61,394

TOTAL NEW YORK		4,607,954

New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey:
Series 189, 5% 5/1/30	20,000	23,709
Series 194:
5% 10/15/30	35,000	41,952
5% 10/15/35	100,000	118,719
Series 202, 5% 10/15/30 (b)	20,000	24,272
Series 211, 4% 9/1/43	55,000	61,865

TOTAL NEW YORK AND NEW JERSEY		270,517

North Carolina - 0.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	75,000	81,306
Mecklenburg County Gen. Oblig. Series 2017 A, 3% 4/1/37	50,000	51,989
North Carolina Grant Anticipation Rev. Series 2019, 5% 3/1/34	40,000	50,391
North Carolina Ltd. Oblig. Series 2019 A, 5% 5/1/25	30,000	35,859

TOTAL NORTH CAROLINA		219,545

Ohio - 1.9%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/27	50,000	61,675
Columbus Gen. Oblig. Series 2016 A, 4% 8/15/27	45,000	51,337
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	36,413
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	65,000	70,785
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	24,743
Series 2017 C, 5% 8/1/26	25,000	30,841
Series 2018 A, 5% 2/1/29	25,000	30,167
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	49,252
Ohio Hosp. Rev. 5% 1/15/41	20,000	22,861
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	25,000	26,712
4% 3/1/49	10,000	10,733
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	46,994
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	25,000	12,503
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	69,194
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2017 A, 5% 12/1/28	30,000	37,519
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	10,384

TOTAL OHIO		592,113

Oklahoma - 1.2%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	11,189
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2016 A, 5% 1/1/47	15,000	17,219
Series A, 5% 1/1/23 (FSA Insured)	185,000	185,000
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	38,087
Series 2017 C, 4% 1/1/42	20,000	22,213
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	98,949

TOTAL OKLAHOMA		372,657

Oregon - 0.7%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	12,292
Clackamas County School District No. 46 Series B, 0% 6/15/34	35,000	24,627
Multnomah County School District #1J Portland Series 2017 B, 3.25% 6/15/39	40,000	41,998
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	22,977
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	45,000	51,691
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	15,000	17,796
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2015 D, 5% 4/1/27	35,000	41,563

TOTAL OREGON		212,944

Pennsylvania - 4.3%
Allegheny County Series C77, 5% 11/1/43	25,000	30,364
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	5,000	5,443
Berks County Muni. Auth. Rev. (The Reading Hosp. and Med. Ctr. Proj.) Series 2012, 5% 11/1/44	115,000	120,709
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	60,000	66,265
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	35,764
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015, 4.125% 12/31/38 (b)	25,000	26,429
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	40,000	44,192
Series 2015 1, 5% 8/15/23	45,000	51,035
Series 2015:
5% 3/15/24	30,000	34,636
5% 8/15/32	60,000	70,058
Series 2016, 5% 9/15/23	65,000	73,908
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C:
3% 8/15/41	35,000	35,789
5% 8/15/25	55,000	65,984
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	45,000	45,610
Series 2017 123B, 3.45% 10/1/32	10,000	10,593
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	29,189
Series 2014 A, 0% 12/1/39 (c)	5,000	5,006
Series 2017 A1, 5% 12/1/30	40,000	49,463
Series 2017 B, 5.25% 6/1/47	55,000	65,325
Series 2019 A, 5% 12/1/35	35,000	43,461
Series 2019, 5% 12/1/32	30,000	37,569
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	121,348
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,611
Series 2017 A, 4% 9/1/42	25,000	26,988
Philadelphia Gen. Oblig.:
Series 2013 A, 5% 7/15/21	55,000	58,157
Series 2015 B, 5% 8/1/25	20,000	23,828
Series 2019 B, 5% 2/1/21	75,000	78,034
Philadelphia School District Series 2018 B, 4% 9/1/43	30,000	33,029
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	16,694

TOTAL PENNSYLVANIA		1,310,481

South Carolina - 0.9%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	45,000	46,003
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	45,000	43,911
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2010 A, 5% 1/1/22	45,000	46,649
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	28,224
Series 2014 C:
3.75% 12/1/46 (d)	35,000	35,021
5% 12/1/29	40,000	46,201
Series 2016 A, 3.25% 12/1/35	15,000	15,587

TOTAL SOUTH CAROLINA		261,596

Tennessee - 1.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	19,521
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	66,291
Series 2016 A, 4% 1/1/42	10,000	10,666
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	78,703
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A, 4% 7/1/54	35,000	39,009
Tennessee Energy Acquisition Corp. Series 2006 C:
5% 2/1/24	10,000	11,252
5% 2/1/27	15,000	17,837
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	60,574
Tennessee Hsg. Dev. Agcy. Residentential:
Series 2015 2, 3.875% 7/1/35	15,000	15,857
Series 2018 3, 3.75% 7/1/38	35,000	37,707
Tennessee School Board Auth. Series 2012 A, 5% 5/1/39	20,000	21,618

TOTAL TENNESSEE		379,035

Texas - 7.6%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	61,460
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	66,647
Series 2017, 4% 8/1/33	20,000	22,574
Series 2019, 4% 8/1/35	25,000	28,838
Bexar County Rev. Series 2015, 4% 8/15/51 (FSA Insured)	35,000	37,090
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2013, 5% 7/1/23	100,000	113,313
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	20,000	20,603
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	21,481
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	10,603
Cypress-Fairbanks Independent School District Series 2019, 5% 2/15/30	45,000	57,746
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 B, 5% 11/1/32	85,000	87,601
Series 2013 D, 5.25% 11/1/25	30,000	32,302
Series 2013 F, 5% 11/1/21	20,000	21,388
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	6,035
Denton Independent School District Series 2014, 5% 8/15/38	65,000	74,324
Frisco Independent School District:
Series 2017, 4% 8/15/35	10,000	11,305
Series 2019, 4% 8/15/39	35,000	40,034
Grand Parkway Trans. Corp.:
Series 2013, 0% 10/1/46 (c)	40,000	42,876
Series 2018 A, 5% 10/1/37	40,000	49,057
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	40,000	40,915
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	15,000	18,002
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	55,000	55,906
Harris County Toll Road Rev. Series 2018 A, 4% 8/15/48	40,000	44,244
Harris County-Houston Sports Auth. Rev. Series 2014, 0% 11/15/49 (FSA Insured)	25,000	7,550
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42	25,000	27,057
Houston Independent School District:
Series 2013 A, 5% 2/15/24	35,000	39,130
Series 2017:
5% 2/15/22	10,000	10,811
5% 2/15/23	20,000	22,367
Houston Wtr. & Swr. Sys. Rev.:
Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	20,000	17,603
Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	73,180
Irving Gen. Oblig. Series 2017, 3% 8/15/35	35,000	36,450
Katy Independent School District Series 2019, 4% 2/15/40	35,000	39,482
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	10,827
Series 2016 A, 0% 8/16/44	15,000	6,030
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	23,685
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/34 (Assured Guaranty Corp. Insured)	35,000	24,716
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,416
Series 2015 A, 5% 1/1/27	100,000	117,341
Series 2018, 4.25% 1/1/49	55,000	61,262
San Antonio Elec. & Gas Sys. Rev.:
Series 2013, 5% 2/1/48	50,000	55,297
Series 2015, 5% 2/1/32	5,000	5,952
Series 2016, 5% 2/1/22	60,000	64,791
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	61,765
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	125,000	133,556
5% 10/1/23	50,000	57,168
Series 2016 A, 5% 4/1/30	50,000	60,126
Series 2017 B, 5% 10/1/33	25,000	30,934
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	28,237
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2012 A, 5% 8/15/41	10,000	10,770
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	71,933
Series 2018 A, 4% 10/15/37	40,000	45,527
Series 2018 B, 4% 10/15/34	35,000	40,555
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	141,151
Univ. of Texas Board of Regents Sys. Rev. Series 2017 B, 3.375% 8/15/44	40,000	41,911

TOTAL TEXAS		2,334,924

Utah - 0.4%
Univ. of Utah Gen. Revs. Series 2017 A, 5% 8/1/29	45,000	56,343
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	40,733
Utah Transit Auth. Sales Tax Rev. Series 2015 A:
5% 6/15/26	15,000	17,932
5% 6/15/29	15,000	17,769

TOTAL UTAH		132,777

Virginia - 1.3%
Arlington County Series 2019, 4% 6/15/35	5,000	5,883
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	15,000	17,108
Series 2017, 5% 3/15/27	65,000	81,238
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	15,291
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	50,000	52,673
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.) Series 2016 A, 5% 2/1/23	40,000	44,728
Series 2017 A, 5% 2/1/23	45,000	50,319
Virginia Commonwealth Trans. Board Rev. Series 2016, 3% 5/15/40	5,000	5,119
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	5,000	5,946
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 A, 3% 8/1/35	35,000	36,185
Series 2016 C, 5% 8/1/31 (b)	50,000	60,161
Virginia Small Bus. Fing. Auth. (95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	37,142

TOTAL VIRGINIA		411,793

Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1, 5% 11/1/27	45,000	55,516
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	35,000	36,185
Energy Northwest Elec. Rev.:
Series 2016 A:
5% 7/1/26	40,000	42,256
5% 7/1/28	50,000	61,119
Series 2017 A, 5% 7/1/26	50,000	54,653
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	66,103
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	16,061
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	27,557
King County School District 210 Series 2018, 5% 12/1/30	80,000	99,527
Port of Seattle Rev. Series 2018 B:
5% 5/1/24 (b)	75,000	86,170
5% 5/1/25 (b)	90,000	106,151
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	10,794
Washington Gen. Oblig.:
Series 2014 A, 5% 8/1/26	40,000	45,386
Series 2014 B, 5% 8/1/29	5,000	5,651
Series 2015 H:
5% 7/1/26	30,000	35,401
5% 7/1/29	40,000	46,825
Series 2016 C, 5% 2/1/35	20,000	23,695
Series 2018 A, 5% 8/1/22	135,000	148,411
Series R, 5% 7/1/29	100,000	117,063
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	53,189
Series 2012 A, 5% 10/1/38	40,000	45,509
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	39,962

TOTAL WASHINGTON		1,223,184

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	30,912
Wisconsin - 1.3%
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	48,124
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	70,000	84,970
Series A, 4% 5/1/27	30,000	34,755
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	64,926
Series 2014 A, 5% 11/15/25	40,000	46,780
Series 2016 A, 3.5% 2/15/46	20,000	20,353
Series 2017 A, 5% 4/1/28	35,000	43,034
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	10,000	11,933
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	40,000	50,065

TOTAL WISCONSIN		404,940

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	26,660
TOTAL MUNICIPAL BONDS
(Cost $30,845,759)		30,866,410
	Shares	Value

Money Market Funds - 0.7%
Fidelity Municipal Cash Central Fund 1.65% (e)(f)
(Cost $220,000)	219,978	220,000
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $31,065,759)		31,086,410
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(355,611)
NET ASSETS - 100%		$30,730,799

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$147
Total	$147

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$30,866,410	$--	$30,866,410	$--
Money Market Funds	220,000	220,000	--	--
Total Investments in Securities:	$31,086,410	$220,000	$30,866,410	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.3%
Transportation	14.0%
Special Tax	11.9%
Health Care	10.7%
Water & Sewer	9.9%
Electric Utilities	6.3%
Education	6.2%
Escrowed/Pre-Refunded	5.8%
Others* (Individually Less Than 5%)	2.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $30,845,759)	$30,866,410
Fidelity Central Funds (cost $220,000)	220,000
Total Investment in Securities (cost $31,065,759)		$31,086,410
Cash		74,382
Receivable for fund shares sold		215,041
Interest receivable		358,452
Distributions receivable from Fidelity Central Funds		148
Other receivables		291
Total assets		31,734,724
Liabilities
Payable for investments purchased	$688,369
Payable for fund shares redeemed	304,975
Distributions payable	8,903
Accrued management fee	1,678
Total liabilities		1,003,925
Net Assets		$30,730,799
Net Assets consist of:
Paid in capital		$30,711,470
Total accumulated earnings (loss)		19,329
Net Assets		$30,730,799
Net Asset Value, offering price and redemption price per share ($30,730,799 ÷ 1,531,250 shares)		$20.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period July 11, 2019 (commencement of operations) to December 31, 2019 (Unaudited)
Investment Income
Interest		$159,637
Income from Fidelity Central Funds		147
Total income		159,784
Expenses
Management fee	$6,511
Independent trustees' fees and expenses	24
Total expenses before reductions	6,535
Expense reductions	(291)
Total expenses after reductions		6,244
Net investment income (loss)		153,540
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,543)
Total net realized gain (loss)		(1,543)
Change in net unrealized appreciation (depreciation) on investment securities		20,651
Net gain (loss)		19,108
Net increase (decrease) in net assets resulting from operations		$172,648

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period July 11, 2019 (commencement of operations) to December 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$153,540
Net realized gain (loss)	(1,543)
Change in net unrealized appreciation (depreciation)	20,651
Net increase (decrease) in net assets resulting from operations	172,648
Distributions to shareholders	(153,319)
Share transactions
Proceeds from sales of shares	32,338,008
Reinvestment of distributions	130,355
Cost of shares redeemed	(1,756,893)
Net increase (decrease) in net assets resulting from share transactions	30,711,470
Total increase (decrease) in net assets	30,730,799
Net Assets
Beginning of period	–
End of period	$30,730,799
Other Information
Shares
Sold	1,612,378
Issued in reinvestment of distributions	6,490
Redeemed	(87,618)
Net increase (decrease)	1,531,250

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Bond Index Fund

Six months ended (Unaudited) December 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss)B	.157
Net realized and unrealized gain (loss)	.067
Total from investment operations	.224
Distributions from net investment income	(.154)
Total distributions	(.154)
Net asset value, end of period	$20.07
Total ReturnC,D	1.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G
Expenses net of fee waivers, if any	.07%G
Expenses net of all reductions	.07%G
Net investment income (loss)	1.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$30,735
Portfolio turnover rate	1%H

 A For the period July 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2019

1. Organization.

Fidelity Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$110,607
Gross unrealized depreciation	(89,529)
Net unrealized appreciation (depreciation)	$21,078
Tax cost	$31,065,332

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $31,309,487 and $263,749, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $291.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 33% of the total outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 11, 2019 to December 31, 2019). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 30, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual	.07%	$1,000.00	$1,011.20	$.33-B
Hypothetical-C		$1,000.00	$1,024.78	$.36-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 174/366 (to reflect the period (July 11, 2019 to December 31, 2019).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consideration nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, with which the Board is familiar through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio. The Board further considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the approval of the management contract and sub-advisory agreements in March 2019. The Board noted that, because the fund did not commence operations until July 2019, no new competitive management fee and expense information was considered by the Board.

Management Fee.  The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Fidelity funds and servicing the Fidelity funds' shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the Fidelity funds. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the Fidelity fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the Fidelity funds and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

MBL-SANN-0220
1.9894015.100

Fidelity® SAI Municipal Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of December 31, 2019

% of fund's net assets
California	17.4
New York	13.7
Texas	7.0
Illinois	5.4
New Jersey	4.9

Top Five Sectors as of December 31, 2019

% of fund's net assets
General Obligations	34.1
Transportation	15.2
Health Care	10.3
Special Tax	9.7
Water & Sewer	8.8

Quality Diversification (% of fund's net assets)

As of December 31, 2019
AAA	16.1%
AA,A	76.9%
BBB	6.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.9%
	Principal Amount	Value
Alabama - 1.2%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	$70,000	$74,184
Series 2017 A, 4% 6/1/37	25,000	28,086
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43	30,000	30,347
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (a)	30,000	31,817
Series A, 4% 6/1/22	10,000	10,604
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	15,000	15,298
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	40,000	42,875
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	25,000	29,280
UAB Medicine Fin. Auth. Rev. Series 2017 B1, 3.25% 9/1/31	45,000	47,586
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	30,000	31,277

TOTAL ALABAMA		341,354

Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	17,486
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	47,366
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	45,000	50,037
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 D, 5% 7/1/25	20,000	23,954
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,532
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2011 A, 5% 12/1/25	60,000	64,387
Series 2012 A, 5% 12/1/29	100,000	108,999
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5.25% 12/1/24	15,000	17,428
5.25% 12/1/26	15,000	18,199
Series 2007, 5.25% 12/1/23	15,000	16,984
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	111,936

TOTAL ARIZONA		506,308

Arkansas - 0.1%
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39	35,000	39,267
California - 17.4%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 3% 10/1/34 (FSA Insured)	10,000	10,354
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds Series 2017 G, 2%, tender 4/1/24 (a)	50,000	51,455
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	27,278
Series F1:
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	105,000	114,568
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	11,690
California Dept. of Wtr. Resources Series AV, 4% 12/1/31	10,000	11,548
California Edl. Facilities Auth. Rev.:
Series 2001 A, 0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	17,113
Series T1, 5% 3/15/39	20,000	28,762
California Gen. Oblig.:
Series 2013:
4% 4/1/43	40,000	42,211
5% 9/1/27	70,000	79,822
5% 11/1/30	15,000	17,153
Series 2014, 5% 10/1/28	10,000	11,769
Series 2015:
5% 8/1/23	25,000	28,508
5% 9/1/26	40,000	48,408
5% 8/1/29	20,000	23,982
5% 8/1/45	30,000	34,991
Series 2016:
5% 9/1/23	50,000	57,171
5% 9/1/25	25,000	30,301
5% 9/1/30	20,000	24,532
5% 9/1/45	10,000	11,869
Series 2017:
4% 8/1/27	55,000	64,399
4% 8/1/37	25,000	28,524
5% 11/1/22	95,000	105,676
5% 8/1/27	30,000	38,029
Series 2019, 5% 4/1/45	130,000	162,141
5% 8/1/23	40,000	45,612
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	80,000	87,262
Series 2013 A3, 5% 7/1/23	40,000	45,606
Series 2016 B, 5% 11/15/46	25,000	29,476
Series 2017 A, 5% 11/1/27	30,000	38,598
Series 2018 A, 4% 11/15/42	20,000	22,322
California Infrastructure and Econ. Dev. Bank Rev. Series 2016, 5% 10/1/26	25,000	30,943
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	30,000	31,685
California State Univ. Rev.:
Series 2014 A, 5% 11/1/29	40,000	47,356
Series 2015 A, 5% 11/1/26	15,000	18,356
Series 2016 A, 3.2% 11/1/37	15,000	15,610
Series 2017 A, 5% 11/1/21	100,000	107,415
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	33,585
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	30,620
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	77,045
Series 2017 B, 5% 6/1/32	45,000	56,242
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	66,860
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	25,671
Series 2013 A, 0% 1/15/24 (FSA Insured)	10,000	9,366
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	33,726
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	44,789
Series 2015 A:
5% 6/1/35	10,000	11,669
5% 6/1/40	15,000	17,318
Series 2018 A, 5% 6/1/21	25,000	26,379
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	31,717
Series 2016 B, 3% 8/1/45	30,000	30,380
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	50,534
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	75,000	82,940
Long Beach Unified School District Series 2012, 5% 8/1/29	105,000	115,459
Los Angeles Cmnty. College District:
Series A, 5% 8/1/30	20,000	23,381
Series C, 5% 8/1/22	10,000	11,042
Series G, 5% 8/1/27	20,000	23,498
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/44	45,000	55,283
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/28 (b)	50,000	59,928
Series B, 5% 5/15/34 (b)	95,000	116,736
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A, 5% 7/1/23	40,000	44,832
Series 2014 D, 5% 7/1/44	45,000	51,621
Series 2017 A, 5% 7/1/28	20,000	25,107
Series B, 5% 7/1/30	50,000	56,657
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C, 5% 7/1/25	30,000	33,018
Series 2014 A, 5% 7/1/44	25,000	28,702
Series B, 5% 7/1/25	20,000	22,796
Los Angeles Solid Waste Resources Rev. Series 2018 A, 4% 2/1/32	35,000	40,709
Los Angeles Unified School District:
Series 2016 A, 5% 7/1/40	30,000	35,109
Series A:
5% 7/1/22	20,000	21,950
5% 7/1/30	25,000	32,333
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 5% 10/1/22	50,000	55,054
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	5,152
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2017 A, 2.5% 7/1/25	50,000	53,740
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	25,616
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (FSA Insured)	35,000	35,643
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	15,000	11,192
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	25,340
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	37,492
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	62,841
San Bernardino Cmnty. College District Series B, 0% 8/1/48	45,000	18,463
San Diego Cmnty. College District Series 2016, 5% 8/1/41	5,000	5,987
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2013 B, 5% 7/1/43 (b)	75,000	83,051
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	10,000	12,448
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	10,000	12,947
Series A, 0% 7/1/31	55,000	42,595
Series F1, 5.25% 7/1/28	10,000	13,256
Series R1, 0% 7/1/30	35,000	27,966
Series R3, 5% 7/1/21	60,000	63,644
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	40,000	45,522
Series A1, 5% 8/1/47	45,000	54,682
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2017 D, 5% 5/1/24 (b)	35,000	40,356
Series 2018 G, 5% 5/1/27 (b)	65,000	79,840
Series 2019 A, 5% 5/1/49 (b)	25,000	30,001
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	39,214
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2011, 5% 11/1/20 (Escrowed to Maturity)	85,000	87,867
Series 2015 A, 5% 11/1/29	20,000	23,929
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/22 (Escrowed to Maturity)	100,000	97,836
0% 1/1/25 (Escrowed to Maturity)	50,000	47,100
0% 1/1/27 (Escrowed to Maturity)	30,000	27,192
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,533
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	30,139
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	63,028
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	55,885
San Mateo Unified School District Series 2011 A, 0% 9/1/33 (c)	50,000	47,642
Santa Clara County Fing. Auth. Lease Rev. Series 2018 A, 3.5% 4/1/39	40,000	42,430
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	38,542
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	53,673
Solano Cmnty. College District Series A, 0% 8/1/41 (c)	10,000	10,492
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	36,338
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	155,000	163,144
Univ. of California Revs.:
Series 2014, 5% 5/15/25	75,000	88,037
Series 2017 AV, 5% 5/15/47	60,000	72,213
Series AM, 5.25% 5/15/37	15,000	17,473
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	61,009
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	25,000	25,116
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	30,000	30,837

TOTAL CALIFORNIA		5,034,994

Colorado - 1.8%
Colorado Health Facilities Auth. Rev. Series 2011 A, 5.25% 2/1/31 (Pre-Refunded to 2/1/21 @ 100)	80,000	83,502
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	33,656
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	30,525
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	75,000	82,068
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28	55,000	60,574
Series 2017 A, 5% 11/15/28 (b)	30,000	36,860
Series 2018 B, 3.5% 12/1/35	10,000	10,909
Series 2019 C, 5% 11/15/31	20,000	25,511
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,319
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	120,000	139,814

TOTAL COLORADO		525,738

Connecticut - 2.2%
Connecticut Gen. Oblig.:
Series 2015 B, 3.375% 6/15/29	25,000	26,749
Series 2016 G, 5% 11/1/20	390,000	402,453
Series 2019 A:
5% 4/15/21	35,000	36,707
5% 4/15/27	15,000	18,454
Series E, 5% 10/15/25	20,000	23,948
Connecticut Hsg. Fin. Auth. Series B1, 3.45% 11/15/41	20,000	20,594
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2016 A, 5% 9/1/31	25,000	29,857
Series 2018 A, 5% 1/1/27	20,000	24,507
Series B, 5% 10/1/33	15,000	18,453
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,019

TOTAL CONNECTICUT		632,741

Delaware - 0.0%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	6,000	6,357
District Of Columbia - 2.4%
District of Columbia Gen. Oblig.:
Series 2015 A, 5% 6/1/30	125,000	148,594
Series 2016 A, 5% 6/1/32	40,000	48,080
District of Columbia Income Tax Rev. Series 2010 A, 5% 12/1/21	105,000	106,682
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	30,304
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	38,608
Series 2014 C, 5% 10/1/27	30,000	35,245
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	44,425
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	3,040
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	50,000	54,756
Series 2014 A, 5% 10/1/28 (b)	20,000	23,116
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	49,772
Series 2017 B, 5% 7/1/26	50,000	61,386
Series 2018, 5% 7/1/30	35,000	43,346

TOTAL DISTRICT OF COLUMBIA		687,354

Florida - 3.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	14,596
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	40,662
Central Florida Expressway Auth. Sr. Lien Rev. Series 2016 B, 4% 7/1/40	5,000	5,464
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2018 A, 4% 6/1/37	55,000	62,847
Series C, 4% 6/1/28	20,000	21,719
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	68,784
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (b)	30,000	36,407
Halifax Hosp. Med. Ctr. Rev. Series 2015, 4% 6/1/38	25,000	26,375
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	45,000	47,418
5% 10/1/28	35,000	39,222
JEA Wtr. & Swr. Sys. Rev. Series 2014 A, 4% 10/1/40	100,000	107,482
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	30,892
Miami Beach Series 2019, 3.25% 5/1/49	25,000	25,558
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	16,770
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	100,000	109,942
Series 2016 A, 5% 10/1/41	20,000	23,573
Miami-Dade County Cap. Asset Acquisition Series 2016, 0% 10/1/32	25,000	17,111
Miami-Dade County Edl. Facilities Rev. Series 2018 A, 4% 4/1/53	25,000	27,013
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	76,117
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.) Series 2015 B, 5% 7/1/27	40,000	46,494
Series 2015 D, 3% 7/1/39	5,000	5,118
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 3.125% 10/1/39	20,000	20,532
Series 2019 B, 3% 10/1/49	40,000	39,157
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	35,000	40,635
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	22,408
Series 2016 B, 4% 10/1/36	30,000	33,417
Series 2017, 5% 10/1/27	25,000	31,450
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,255
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	55,754
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	15,000	15,626

TOTAL FLORIDA		1,137,798

Georgia - 2.3%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5% 11/1/21	25,000	26,769
Series 2015, 5% 11/1/32	30,000	35,384
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	130,000	159,513
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	85,000	90,738
Forsyth County Wtr. & Swr. Auth. Series 2015, 5% 4/1/41	50,000	58,329
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	30,000	36,862
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2017 A, 4% 2/15/42	20,000	21,348
Georgia Gen. Oblig.:
Series 2017 C:
5% 7/1/27	5,000	6,326
5% 7/1/30	25,000	31,222
Series 2018 A:
3% 7/1/33	25,000	26,850
5% 7/1/27	20,000	25,306
Georgia Hsg. & Fin. Auth. Series 2017 C, 3.65% 12/1/42	15,000	15,724
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	20,588
Series 2017 B, 3.2% 12/1/32	20,000	21,069
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	31,192
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2014 A, 5% 7/1/24	25,000	28,323
Series 2018 A, 3% 7/1/23	25,000	26,601
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	15,066

TOTAL GEORGIA		677,210

Hawaii - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	21,333
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	36,586
Series FH, 5% 10/1/29	25,000	30,620
Series FW, 3.5% 1/1/38	5,000	5,438
Honolulu City and County Wastewtr. Sys. Series 2018 A, 3.375% 7/1/42	5,000	5,236

TOTAL HAWAII		99,213

Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	30,418
Series 2015 ID, 5.5% 12/1/29	25,000	29,953

TOTAL IDAHO		60,371

Illinois - 5.4%
Chicago Gen. Oblig.:
Series 2015 A:
5% 1/1/26	15,000	16,811
5.5% 1/1/33	15,000	17,009
Series 2019 A, 5% 1/1/40	25,000	28,337
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	60,000	68,063
Series 2014 B, 5% 1/1/27	45,000	51,424
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 A, 5% 1/1/35	145,000	145,402
Series 2012 A, 5% 1/1/24 (b)	50,000	53,527
Series 2013 B, 5% 1/1/26	65,000	72,078
Series 2013 D, 5% 1/1/44	60,000	65,533
Series 2017 A, 5% 1/1/27	20,000	24,507
Series 2017 B, 5% 1/1/33	10,000	11,977
Series 2017 D, 5% 1/1/42 (b)	15,000	17,393
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	30,000	32,372
5% 6/1/25	20,000	23,332
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	44,017
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	52,215
Series 2014 A, 5% 10/1/21	20,000	21,297
Series 2016:
3.25% 11/15/45	20,000	20,081
4% 7/1/30	60,000	67,217
4% 12/1/31	25,000	27,005
Series 2018 A, 5% 10/1/41	10,000	12,038
Series 2019, 5% 7/1/27	15,000	18,736
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	20,000	20,794
4% 1/1/30	60,000	61,186
5% 1/1/34	15,000	15,668
Series 2017 A, 4.5% 12/1/41	15,000	16,021
Series 2017 C, 5% 11/1/29	65,000	74,395
Series 2019 B, 5% 9/1/25	15,000	17,024
Illinois Sales Tax Rev.:
Series 2011, 3.75% 6/15/25	50,000	51,018
Series 2013:
5% 6/15/22	35,000	37,336
5% 6/15/24	35,000	38,033
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	25,000	28,633
Series B, 5% 1/1/27	35,000	43,070
Series C, 5% 1/1/30	30,000	38,453
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	17,499
Series A, 0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	21,063
Series 2002, 0% 12/15/23	20,000	18,533
Series 2012 B:
4.25% 6/15/42	20,000	20,430
5% 12/15/28	10,000	10,692
Series 2017 B, 0% 12/15/56 (FSA Insured)	50,000	13,274
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/28	25,000	30,061
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	60,150
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	30,000	31,829

TOTAL ILLINOIS		1,555,533

Indiana - 0.3%
Carmel Loc Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	12,031
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	50,030
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/54	25,000	30,222
Series 2011 A, 5.5% 2/1/33	5,000	5,220

TOTAL INDIANA		97,503

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series 2016, 5% 8/1/26	30,000	37,094
Kansas - 0.6%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	20,521
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	54,054
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	25,000	27,292
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37	55,000	59,579

TOTAL KANSAS		161,446

Kentucky - 0.7%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	37,256
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	56,747
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev.:
(Prarie State Proj.) Series 2015 A, 5% 9/1/23	20,000	22,446
Series 2015 A, 5% 9/1/42	25,000	28,467
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	35,867
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	26,018

TOTAL KENTUCKY		206,801

Louisiana - 1.0%
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	90,000	99,237
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31	15,000	15,925
Series 2017 A, 5% 4/1/25	25,000	29,718
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	25,000	26,023
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	55,845
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	26,972
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	25,482

TOTAL LOUISIANA		279,202

Maryland - 1.8%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	46,474
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2016, 4% 11/1/29	85,000	95,363
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	31,604
Series 2019, 5% 3/15/30	30,000	38,878
Series A, 5% 3/15/30	30,000	37,973
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2017 MD, 4% 12/1/46	15,000	16,419
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	85,000	85,315
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29	85,000	99,320
Washington Suburban San. District Series 2016 2, 5% 6/1/34	65,000	77,994

TOTAL MARYLAND		529,340

Massachusetts - 3.5%
Boston Gen. Oblig. Series A, 5% 4/1/26	15,000	18,530
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	13,040
Series A, 5.25% 7/1/28	30,000	39,121
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	30,000	35,686
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 A, 5% 7/15/40	25,000	36,118
Series 2016 I, 3% 7/1/32	25,000	26,068
Series BB1, 4% 10/1/46	30,000	32,399
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	45,000	51,864
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series 2016 A, 5% 6/15/27	55,000	67,650
Massachusetts Gen. Oblig.:
Series 2015 D, 5% 9/1/26	50,000	60,307
Series 2016 B, 4% 7/1/33	25,000	28,199
Series 2016 G, 3% 9/1/46	40,000	40,402
Series 2017 F, 5% 11/1/44	5,000	6,045
Series 2019 A, 5% 1/1/49	70,000	85,343
Series B, 5% 7/1/26	25,000	30,886
Series D, 5% 7/1/26	30,000	37,063
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	15,000	16,028
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	100,000	106,959
Series 2012 B, 5% 8/15/28	40,000	43,945
Series 2016 B, 5% 11/15/46	20,000	23,693
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2011 C, 5.25% 8/1/42 (Pre-Refunded to 8/1/21 @ 100)	190,000	202,299

TOTAL MASSACHUSETTS		1,001,645

Michigan - 1.6%
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	40,000	43,506
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25	20,000	21,171
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series I, 5% 10/15/28	20,000	24,461
Series IA, 5% 10/15/22	30,000	32,043
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	5,000	5,794
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C, 5% 7/1/21 (FSA Insured)	35,000	36,953
Series 2014 D, 5% 7/1/24 (FSA Insured)	35,000	40,783
Series 2016:
3.25% 11/15/42	25,000	25,380
5% 11/15/23	55,000	62,546
Michigan Hosp. Fin. Auth. Rev. Series 2008 C, 5% 12/1/20	125,000	129,325
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2016 A, 3.35% 12/1/31	15,000	15,770
Series 2016 B, 3.5% 12/1/41	10,000	10,380
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018, 5% 12/31/31 (b)	15,000	18,527

TOTAL MICHIGAN		466,639

Minnesota - 1.1%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	32,131
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	22,900
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	43,020
Minnesota Gen. Oblig.:
Series 2017 A, 5% 10/1/28	30,000	37,943
Series 2018 B, 3.25% 8/1/36	55,000	59,230
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	15,296
Series 2019, 5% 5/1/48	20,000	24,136
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	88,155

TOTAL MINNESOTA		322,811

Mississippi - 0.4%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	105,000	128,741
Missouri - 1.1%
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	15,458
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	40,000	45,340
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2014 A, 5% 6/1/29	55,000	62,680
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 4% 6/1/32	40,000	42,898
Series 2016, 5% 11/15/28	30,000	36,208
Series 2017 C, 3.625% 11/15/47	25,000	26,329
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	51,102
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	38,991

TOTAL MISSOURI		319,006

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	24,095
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/42 @ 100)	70,000	75,698
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	37,317
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,511

TOTAL NEBRASKA		118,526

Nevada - 0.6%
Clark County Fuel Tax:
Series 2019 A, 5% 12/1/24	5,000	5,906
Series 2019, 5% 6/1/25	25,000	29,892
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	61,685
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	30,000	30,521
Washoe County School District Series 2017 C, 3.25% 10/1/42 (FSA Insured)	50,000	51,556

TOTAL NEVADA		179,560

New Jersey - 4.9%
New Jersey Econ. Dev. Auth. Series UU:
5% 6/15/40	30,000	32,894
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,821
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	23,448
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN:
4% 3/1/29	15,000	15,692
5% 3/1/26	40,000	44,025
Series 2014 PP, 4% 6/15/30	15,000	15,873
Series 2014 UU, 5% 6/15/30	10,000	11,142
Series WW, 5% 6/15/37	35,000	39,092
New Jersey Edl. Facility:
Series 2014, 5% 6/15/24	40,000	45,504
Series 2015 A, 5% 7/1/22	145,000	159,059
Series 2015 G, 5% 7/1/22	25,000	27,281
Series 2017 B, 4% 7/1/35	50,000	58,342
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,821
Series 2014, 5% 6/1/21	55,000	57,907
Series 2016, 5% 6/1/24	25,000	28,721
Series O:
5.25% 8/1/21	35,000	37,203
5.25% 8/1/22	5,000	5,504
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017, 5% 10/1/27	10,000	11,918
Series 2017 A, 4% 7/1/52	25,000	27,056
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B, 5% 12/1/22 (b)	25,000	27,527
Series 2019 A, 5% 12/1/27	35,000	43,648
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	35,000	38,395
Series 2015 E, 5% 1/1/45	45,000	51,307
Series 2017 B, 4% 1/1/35	5,000	5,725
Series 2017 E, 5% 1/1/29	10,000	12,576
Series 2017 G, 4% 1/1/43	25,000	28,036
New Jersey Trans. Trust Fund Auth.:
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	37,590
Series 2008 A, 0% 12/15/38	65,000	34,419
Series 2010 A:
0% 12/15/29	30,000	22,706
0% 12/15/33	10,000	6,520
Series 2011 A, 5% 6/15/26	75,000	78,700
Series 2011 B, 5.5% 6/15/31	60,000	63,283
Series 2012 AA, 5% 6/15/38	20,000	21,316
Series 2014 AA, 5% 6/15/38	20,000	22,026
Series 2016 A, 5% 6/15/30	25,000	29,112
Series 2019 AA, 4.5% 6/15/49	65,000	70,188
Series A, 4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,968
Series AA, 5.25% 6/15/27	30,000	34,835
Passaic Valley Swr. Series F, 2.5% 12/1/32 (FGIC Insured)	95,000	94,998

TOTAL NEW JERSEY		1,407,178

New Mexico - 0.3%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	30,000	32,972
New Mexico Severance Tax Rev. Series 2018 A, 5% 7/1/23	50,000	56,601

TOTAL NEW MEXICO		89,573

New York - 13.7%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	24,701
Dorm. Auth. New York Univ. Rev.:
Series 2017 A:
5% 7/1/24	30,000	35,201
5% 10/1/29	35,000	43,449
Series 2018 A, 5% 7/1/21	10,000	10,595
Series 2018 B, 5% 10/1/38	45,000	56,393
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 4% 2/15/44	30,000	33,087
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/25	35,000	38,508
Series 2017, 5% 9/1/23	55,000	62,484
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	49,675
Series 2018 1, 5% 8/1/28	30,000	37,516
Series 2019 D, 5% 12/1/34	25,000	31,271
Series 2019 E, 5% 8/1/34	70,000	87,805
Series A, 5.25% 8/1/25	225,000	256,579
Series J, 5% 8/1/24	35,000	40,985
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2019 E1, 3.25% 11/1/49	35,000	35,334
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	11,282
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	6,553
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	10,481
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2015 HH, 5% 6/15/29	5,000	5,975
Series 2016 CC1, 4% 6/15/38	25,000	27,858
Series 2018 AA, 5% 6/15/37	25,000	30,302
Series 2018 CC, 4% 6/15/37	60,000	67,428
Series 2019 DD, 5.25% 6/15/49	60,000	73,909
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S2, 5% 7/15/40	80,000	93,755
Series 2018 S4, 5% 7/15/31	10,000	12,550
Series S4, 5.25% 7/15/35	35,000	44,202
New York City Transitional Fin. Auth. Rev.:
Series 2016 A, 5% 5/1/40	105,000	125,000
Series 2017 B, 4% 8/1/37	50,000	55,981
Series 2018 B, 4% 8/1/36	50,000	56,591
Series 2019 A, 5% 8/1/40	75,000	91,335
Series A1, 5% 5/1/23	40,000	45,110
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	58,724
4% 4/1/27	35,000	41,280
New York Dorm. Auth. Personal Income Tax Rev. Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	241,606
New York Dorm. Auth. Rev.:
Series 1:
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	15,000	16,182
5% 7/1/30	30,000	39,045
Series 2015 A:
5% 5/1/21	115,000	120,753
5% 7/1/21	60,000	63,440
5% 5/1/33	35,000	41,051
Series 2019 A, 4% 7/1/45	30,000	34,011
New York Dorm. Auth. Sales Tax Rev. Series 2017 A, 5% 3/15/43	75,000	89,448
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	43,116
Series 2019 B, 5% 6/15/31	25,000	32,365
(New York Muni. Wtr. Fin. Auth. Proj.) Series 2018 A, 5% 6/15/30	30,000	38,204
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	20,000	14,647
New York Metropolitan Trans. Auth. Rev.:
Series 2012 F, 5% 11/15/25	45,000	49,688
Series 2013 C, 5% 11/15/21	50,000	53,516
Series 2014 B, 5% 11/15/20	95,000	98,119
Series 2016 D, 5% 11/15/27	30,000	36,691
Series 2017 C1:
5% 11/15/24	40,000	46,872
5% 11/15/28	35,000	43,688
Series 2018 B, 5% 11/15/25	15,000	18,025
Series 2019 B, 4% 11/15/49 (FSA Insured)	75,000	83,345
New York State Dorm. Auth.:
Series 2017 B, 5% 2/15/39	110,000	133,038
Series 2019 A, 5% 3/15/40	15,000	18,485
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	185,000	210,709
Series 2019 A, 5% 2/15/49	30,000	37,153
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	10,292
New York State Hsg. Fin. Agcy. Rev. Series L, 3.45% 11/1/42	15,000	15,534
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	15,000	14,712
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	15,454
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	30,000	33,712
New York Thruway Auth. Gen. Rev.:
Series K, 5% 1/1/28	40,000	47,028
Series L, 5% 1/1/34	35,000	43,448
New York Thruway Auth. Personal Income Tax Rev. Series 2010 A, 5% 3/15/26	120,000	123,244
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	18,146
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (b)	20,000	20,971
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	11,130
Series 2016 A, 5% 3/15/26	40,000	48,827
Series 2019 A:
5% 3/15/42	10,000	12,166
5% 3/15/44	25,000	30,297
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	22,284
5% 5/1/27	10,000	11,436
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	50,786
Triborough Bridge & Tunnel Auth. Revs.:
Series 2016 A, 5% 11/15/41	25,000	29,421
Series 2019 A, 5% 11/15/49	40,000	48,900
Util. Debt Securitization Auth. Series 2017, 5% 12/15/41	50,000	61,394

TOTAL NEW YORK		3,974,278

New York And New Jersey - 0.7%
Port Auth. of New York & New Jersey:
Series 189, 5% 5/1/30	80,000	94,838
Series 194, 5% 10/15/30	15,000	17,979
Series 202, 5% 10/15/30 (b)	30,000	36,408
Series 211, 4% 9/1/43	55,000	61,865

TOTAL NEW YORK AND NEW JERSEY		211,090

North Carolina - 1.2%
Cape Fear Pub. Utillity Auth. Series 2016, 5% 8/1/28	105,000	128,443
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	80,000	86,726
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	69,935
North Carolina Grant Anticipation Rev. Series 2019, 5% 3/1/32	30,000	38,007
North Carolina Ltd. Oblig. Series 2019 A, 5% 5/1/25	30,000	35,859

TOTAL NORTH CAROLINA		358,970

Ohio - 2.1%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/27	25,000	30,837
Columbus Gen. Oblig. Series 2016 A, 4% 8/15/27	30,000	34,225
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	36,413
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	69,380
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	55,000	59,895
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	28,489
5% 9/15/26	35,000	43,300
Series 2017 C, 5% 8/1/26	20,000	24,673
Series 2018 A, 5% 2/1/29	15,000	18,100
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	49,252
Ohio Hosp. Rev. 5% 1/15/41	30,000	34,292
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	25,000	26,712
4% 3/1/49	15,000	16,099
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	46,994
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	30,000	15,003
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	69,194
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	15,575

TOTAL OHIO		618,433

Oklahoma - 1.2%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	44,756
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2016 A, 5% 1/1/47	10,000	11,479
Series A, 5% 1/1/23 (FSA Insured)	220,000	220,000
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 C:
4% 1/1/42	30,000	33,319
5% 1/1/47	30,000	35,161
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,821

TOTAL OKLAHOMA		350,536

Oregon - 1.5%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	90,000	110,628
Clackamas County School District No. 46:
Series 2009, 0% 6/15/32	50,000	37,489
Series B, 0% 6/15/34	20,000	14,073
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	80,000	91,910
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	40,204
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	35,000	41,524
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2015 D, 5% 4/1/27	70,000	83,126

TOTAL OREGON		418,954

Pennsylvania - 3.9%
Allegheny County Series C77, 5% 11/1/43	25,000	30,364
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	32,659
Berks County Muni. Auth. Rev. (The Reading Hosp. and Med. Ctr. Proj.) Series 2012, 5% 11/1/44	95,000	99,716
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	15,000	16,566
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	10,218
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015, 4.125% 12/31/38 (b)	20,000	21,143
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	20,000	22,096
Series 2015 1, 5% 8/15/23	5,000	5,671
Series 2015:
5% 3/15/24	70,000	80,816
5% 8/15/32	60,000	70,058
Series 2016, 5% 9/15/23	35,000	39,797
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C:
3% 8/15/41	35,000	35,789
5% 8/15/25	55,000	65,984
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	35,000	35,474
Series 2017 123B, 3.45% 10/1/32	15,000	15,889
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2014 A, 0% 12/1/39 (c)	35,000	35,040
Series 2014 C, 5% 12/1/44	50,000	56,525
Series 2017 B, 5.25% 6/1/47	55,000	65,325
Series 2019 A, 5% 12/1/35	35,000	43,461
Series 2019, 5% 12/1/32	10,000	12,523
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	121,348
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	50,495
Series 2017 A, 4% 9/1/42	25,000	26,988
Philadelphia Gen. Oblig.:
Series 2013 A, 5% 7/15/21	45,000	47,583
Series 2015 B, 5% 8/1/25	15,000	17,871
Series 2019 B, 5% 2/1/21	25,000	26,011
Philadelphia School District Series 2018 B, 4% 9/1/43	20,000	22,019
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	12,521

TOTAL PENNSYLVANIA		1,119,950

South Carolina - 0.7%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	20,446
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	24,395
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	28,224
Series 2014 C:
3.75% 12/1/46 (d)	85,000	85,050
5% 12/1/29	25,000	28,876
Series 2016 A, 3.25% 12/1/35	10,000	10,392

TOTAL SOUTH CAROLINA		197,383

Tennessee - 2.0%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	19,521
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	38,920
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	33,146
Series 2016 A, 4% 1/1/42	15,000	15,999
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	78,703
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A, 4% 7/1/54	35,000	39,009
Tennessee Energy Acquisition Corp. Series 2006 C:
5% 2/1/24	15,000	16,878
5% 2/1/27	15,000	17,837
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	60,574
Tennessee Hsg. Dev. Agcy. Series 2012 2C, 3.8% 7/1/43	50,000	51,282
Tennessee School Board Auth. Series 2012 A, 5% 5/1/39	180,000	194,564

TOTAL TENNESSEE		566,433

Texas - 7.0%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	61,460
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	66,647
Series 2017, 4% 8/1/33	5,000	5,643
Series 2019, 4% 8/1/35	25,000	28,838
Bexar County Rev. Series 2015, 4% 8/15/51 (FSA Insured)	15,000	15,896
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	45,000	46,358
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	53,703
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	42,410
Cypress-Fairbanks Independent School District Series 2019, 5% 2/15/30	45,000	57,746
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 B, 5% 11/1/32	40,000	41,224
Series 2013 D, 5.25% 11/1/25	35,000	37,686
Series 2013 F, 5% 11/1/21	30,000	32,083
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	40,000	48,277
Denton Independent School District Series 2014, 5% 8/15/38	60,000	68,606
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	33,916
Series 2019, 4% 8/15/39	35,000	40,034
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/37	40,000	49,057
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	56,258
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	42,005
Harris County-Houston Sports Auth. Rev. Series 2014, 0% 11/15/49 (FSA Insured)	35,000	10,570
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B, 0% 9/1/23 (AMBAC Insured)	25,000	23,574
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42	25,000	27,057
Houston Independent School District:
Series 2013 A:
5% 2/15/22	25,000	27,028
5% 2/15/24	15,000	16,770
Series 2017:
5% 2/15/22	15,000	16,217
5% 2/15/23	20,000	22,367
Houston Wtr. & Swr. Sys. Rev.:
Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	44,009
Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	73,180
Katy Independent School District Series 2019, 4% 2/15/40	35,000	39,482
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	30,316
Series 2016 A, 0% 8/16/44	40,000	16,080
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	11,843
Midland County # 1 (City of Midland Proj.) Series 2012 A, 0% 9/15/35	50,000	28,573
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	7,062
0% 1/1/35 (Assured Guaranty Corp. Insured)	30,000	20,499
Series 2015 A, 5% 1/1/27	100,000	117,341
Series 2017 B, 5% 1/1/25	35,000	38,844
Series 2018, 4.25% 1/1/49	5,000	5,569
San Antonio Elec. & Gas Sys. Rev. Series 2015, 5% 2/1/32	45,000	53,571
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	60,607
Texas A&M Univ. Rev. Series 2017 E, 5% 5/15/35	50,000	60,756
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	75,000	80,134
5% 10/1/23	15,000	17,150
Series 2016 A, 5% 4/1/30	50,000	60,126
Series 2017 B, 5% 10/1/33	35,000	43,307
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	12,102
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2012 A, 5% 8/15/41	45,000	48,464
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	71,933
Series 2018 A, 4% 10/15/37	10,000	11,382
Series 2018 B, 4% 10/15/34	5,000	5,794
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J, 5% 8/15/25	60,000	72,307
Series 2017 B, 3.375% 8/15/44	15,000	15,717

TOTAL TEXAS		2,017,578

Utah - 0.2%
Univ. of Utah Gen. Revs. Series 2017 A, 5% 8/1/29	20,000	25,041
Utah Transit Auth. Sales Tax Rev. Series 2015 A:
5% 6/15/26	10,000	11,955
5% 6/15/29	20,000	23,692

TOTAL UTAH		60,688

Virginia - 2.2%
Arlington County Series 2019, 4% 6/15/35	85,000	100,014
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	11,406
Series 2017, 5% 3/15/27	15,000	18,747
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	45,874
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	90,000	101,116
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	42,138
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2017 A, 5% 2/1/23	80,000	89,457
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	57,946
Series 2016, 3% 5/15/40	45,000	46,069
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	41,621
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 A, 3% 8/1/35	15,000	15,508
Series 2018 A, 5% 8/1/28	25,000	32,248
Virginia Small Bus. Fing. Auth. (95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	37,142

TOTAL VIRGINIA		639,286

Washington - 4.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1, 5% 11/1/27	45,000	55,516
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	20,677
Energy Northwest Elec. Rev.:
Series 2016 A:
5% 7/1/26	120,000	126,769
5% 7/1/28	10,000	12,224
Series 2017 A, 5% 7/1/26	50,000	54,653
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	45,000	54,085
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	37,475
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	27,557
King County School District 210 Series 2018, 5% 12/1/30	90,000	111,968
Port of Seattle Rev. Series 2018 B:
5% 5/1/24 (b)	75,000	86,170
5% 5/1/25 (b)	65,000	76,665
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	40,000	43,176
Washington Gen. Oblig.:
(SR 520 Corridor Prog.) Series 2012 C, 5% 6/1/41	230,000	242,524
Series 2014 A, 5% 8/1/26	10,000	11,346
Series 2014 B, 5% 8/1/29	25,000	28,253
Series 2015 H:
5% 7/1/26	25,000	29,501
5% 7/1/29	15,000	17,559
Series 2016 C, 5% 2/1/35	30,000	35,542
Series R 2015 C, 5% 7/1/27	25,000	29,423
Series R, 5% 7/1/29	100,000	117,063
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	53,189
Series 2012 A, 5% 10/1/38	5,000	5,689
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	39,962

TOTAL WASHINGTON		1,316,986

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	20,608
Wisconsin - 1.3%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	52,137
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	48,124
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	65,000	78,900
Series A, 4% 5/1/27	20,000	23,170
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	11,695
Series 2016 A:
3.125% 11/15/36	50,000	51,562
3.5% 2/15/46	20,000	20,353
Series 2017 A, 5% 4/1/28	5,000	6,148
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	65,000	77,563
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	12,516

TOTAL WISCONSIN		382,168

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	31,992
TOTAL MUNICIPAL BONDS
(Cost $28,928,421)		28,958,731
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $28,928,421)		28,958,731
NET OTHER ASSETS (LIABILITIES) - 0.1%		33,097
NET ASSETS - 100%		$28,991,828

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$70
Total	$70

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.1%
Transportation	15.2%
Health Care	10.3%
Special Tax	9.7%
Water & Sewer	8.8%
Escrowed/Pre-Refunded	6.6%
Education	6.4%
Electric Utilities	5.6%
Others* (Individually Less Than 5%)	3.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $28,928,421)		$28,958,731
Cash		135,586
Receivable for fund shares sold		26,574
Interest receivable		320,824
Distributions receivable from Fidelity Central Funds		70
Prepaid expenses		13,442
Receivable from investment adviser for expense reductions		7,800
Other receivables		292
Total assets		29,463,319
Liabilities
Payable for investments purchased	$421,291
Payable for fund shares redeemed	545
Distributions payable	24,637
Accrued management fee	1,148
Other payables and accrued expenses	23,870
Total liabilities		471,491
Net Assets		$28,991,828
Net Assets consist of:
Paid in capital		$28,961,481
Total accumulated earnings (loss)		30,347
Net Assets		$28,991,828
Net Asset Value, offering price and redemption price per share ($28,991,828 ÷ 1,444,353 shares)		$20.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period July 11, 2019 (commencement of operations) to December 31, 2019 (Unaudited)
Investment Income
Interest		$150,052
Income from Fidelity Central Funds		70
Total income		150,122
Expenses
Management fee	$4,386
Custodian fees and expenses	931
Independent trustees' fees and expenses	23
Registration fees	23,745
Audit	24,433
Legal	12
Miscellaneous	293
Total expenses before reductions	53,823
Expense reductions	(47,931)
Total expenses after reductions		5,892
Net investment income (loss)		144,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(267)
Total net realized gain (loss)		(267)
Change in net unrealized appreciation (depreciation) on investment securities		30,310
Net gain (loss)		30,043
Net increase (decrease) in net assets resulting from operations		$174,273

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period July 11, 2019 (commencement of operations) to December 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$144,230
Net realized gain (loss)	(267)
Change in net unrealized appreciation (depreciation)	30,310
Net increase (decrease) in net assets resulting from operations	174,273
Distributions to shareholders	(143,926)
Share transactions
Proceeds from sales of shares	29,479,875
Reinvestment of distributions	77,287
Cost of shares redeemed	(595,681)
Net increase (decrease) in net assets resulting from share transactions	28,961,481
Total increase (decrease) in net assets	28,991,828
Net Assets
Beginning of period	–
End of period	$28,991,828
Other Information
Shares
Sold	1,470,213
Issued in reinvestment of distributions	3,846
Redeemed	(29,706)
Net increase (decrease)	1,444,353

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Bond Index Fund

Six months ended (Unaudited) December 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss)B	.156
Net realized and unrealized gain (loss)	.068
Total from investment operations	.224
Distributions from net investment income	(.154)
Total distributions	(.154)
Net asset value, end of period	$20.07
Total ReturnC,D	1.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.61%G
Expenses net of fee waivers, if any	.07%G
Expenses net of all reductions	.07%G
Net investment income (loss)	1.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$28,992
Portfolio turnover rate	0%H,I

 A For the period July 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2019

1. Organization.

Fidelity SAI Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$110,502
Gross unrealized depreciation	(79,466)
Net unrealized appreciation (depreciation)	$31,036
Tax cost	$28,927,695

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $29,119,511 and $5,000, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through October 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $47,639.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $292.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 35% of the total outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 11, 2019 to December 31, 2019). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value December 31, 2019	Expenses Paid During Period
Actual	.07%	$1,000.00	$1,011.20	$.33-B
Hypothetical-C		$1,000.00	$1,024.78	$.36-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 174/366 (to reflect the period July 11, 2019 to December 31, 2019).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Municipal Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company.The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, with which the Board is familiar through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio. The Board further considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the approval of the management contract and sub-advisory agreements in March 2019. The Board noted that, because the fund did not commence operations until July 2019, no new competitive management fee and expense information was considered by the Board.

Management Fee.  The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  The Board considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.07% through October 31, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Fidelity funds and servicing the Fidelity funds' shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the Fidelity funds. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the Fidelity fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the Fidelity funds and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

MBX-SANN-0220
1.9894030.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 24, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 24, 2020